Registration No. 33-23223
                                                              File No. 811-5582

                         SECURITIES AND EXCHANGE COMMISSION
                                WASHINGTON, DC 20549

                                     FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES
ACT OF 1933                                                              [   ]

Pre-Effective Amendment No. _____                                        [   ]


Post-Effective Amendment No. 17                                            [X]


                                       and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940                                                              [   ]


Amendment No. 16                                                           [X]


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                             OPPENHEIMER CASH RESERVES
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                 (Exact Name of Registrant as Specified in Charter)

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                  6803 South Tucson Way, Englewood, Colorado 80112
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                (Address of Principal Executive Offices) (Zip Code)

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                                   (303) 768-3200
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                (Registrant's Telephone Number, including Area Code)

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                              Andrew J. Donohue, Esq.
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                               OppenheimerFunds, Inc.
               Two World Trade Center, New York, New York 10048-0203
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                      (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):


[ ] Immediately upon filing pursuant to paragraph (b) [X] On November 26, 1999 pursuant to paragraph (b) [ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] On _______________ pursuant to paragraph (a)(1) [ ] 75 days after filing pursuant to paragraph (a)(2) [ ] On _______________ pursuant to paragraph (a)(2) of Rule 485


If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Oppenheimer
Cash Reserves

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Prospectus dated November 26, 1999



                                               Oppenheimer  Cash  Reserves  is a
                                         money market  mutual fund.  Its goal is
                                         to seek the maximum current income that
                                         is   consistent   with   stability   of
                                         principal.    The   Fund   invests   in
                                         short-term, high-quality "money market"
                                         investments.

                                         This Prospectus contains important
                                         information about the Fund's
                                         objective, its investment policies,
                                         strategies and risks.  It also
As with all mutual funds, the contains important information about Securities and Exchange Commission has how to buy and sell shares of the Fund not approved or disapproved the Fund's and other account features. Please securities nor has it determined that read this Prospectus carefully before this Prospectus is accurate or you invest and keep it for future complete. It is a criminal offense to reference about your account.
represent otherwise.

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                                                      (logo) OppenheimerFunds
                                                      The Right Way to Invest

                                      CONTENTS

                  A B O U T  T H E  F U N D


                  The Fund's Investment Objective and Strategies


                  Main Risks of Investing in the Fund

                  The Fund's Past Performance

                  Fees and Expenses of the Fund

                  About the Fund's Investments

                  How the Fund is Managed

                  A B O U T  Y O U R  A C C O U N T

                  How to Buy Shares
                  Class A Shares
                  Class B Shares
                  Class C Shares

                  Special Investor Services
                  AccountLink
                  PhoneLink
                  OppenheimerFunds Web Site
                  Retirement Plans

                  How to Sell Shares
                  By Mail
                  By Telephone
                  By Wire
                  By Checkwriting

                  How to Exchange Shares

                  Shareholder Account Rules and Policies

                  Dividends and Taxes

                  Financial Highlights

38

A B O U T  T H E  F U N D


The Fund's Investment Objective and Strategies

WHAT IS THE FUND'S INVESTMENT OBJECTIVE? The Fund seeks the maximum current income that is consistent with stability of principal.

WHAT DOES THE FUND INVEST IN? The Fund invests in a variety of high-quality money market investments to seek current income. Money market instruments are short-term, U.S dollar-denominated debt instruments issued by the U.S. government, domestic and foreign corporations and financial institutions and other entities. They include, for example, bank obligations, repurchase agreements, commercial paper, other corporate debt obligations and government debt obligations.

      "High-quality" instruments generally they must be rated in one of the two highest credit-quality categories for short-term securities by nationally-recognized rating services. If unrated, they must be determined by the Fund's investment Manager, OppenheimerFunds, Inc., to be of comparable quality to rated securities.

WHO IS THE FUND DESIGNED FOR? The Fund is designed for investors who want to earn income at current money market rates while seeking to preserve the value of their investment. The Fund tries to keep its share price stable at $1.00. Income on money market instruments tends to be lower than income on longer term debt securities, so the Fund's yield will likely be lower than the yield on longer-term fixed income funds. The Fund also offers easy access to your money through checkwriting and wire redemption privileges. The Fund does not invest to seek capital appreciation and is not a complete investment program.


Main Risks of Investing in the Fund


All investments have risks to some degree. Funds that invest in debt obligations for income may be subject to credit risks and interest rate risks. However, the Fund's investments must meet strict standards set by its Board of Trustees following special rules for money market funds under federal law. Those standards include requirements for maintaining high credit quality in the Fund's portfolio, a short average portfolio maturity to reduce the effects of changes in prevailing interest rates on the value of the Fund's securities and diversifying the Fund's investments among issuers to reduce the effects of a default by any one issuer on the Fund's overall portfolio and the value of the Fund's shares.

      Even so, there are risks that any of the Fund's holdings could have its credit rating downgraded, or the issuer could default, or that interest rates could rise sharply, causing the value of the Fund's investments (and its share price) to fall. As a result, there is a risk that the Fund's shares could fall below $1.00 per share. If there is a high redemption demand for the Fund's shares that was not anticipated, portfolio securities might have to be sold prior to their maturity at a loss. Also, there is the risk that the value of your investment could be eroded over time by the effects of inflation, and that poor security selection could cause the Fund to underperform other funds that have a similar objective.

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An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
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The Fund's Past Performance


The bar chart and table below show how the Fund's returns may vary over time, by showing changes in the Fund's performance (for its Class A shares) from year to year for the last ten calendar years and its average annual total returns for the 1-, 5- and 10- year periods. Variability of returns is one measure of the risks of investing in a money market fund. The Fund's past investment performance does not predict how the Fund will perform in the future.


Annual Total Returns (as of 12/31 each year)

[See appendix to prospectus for annual total return data for bar chart.]


For the period from 1/1/99 through 9/30/99, the cumulative total return (not annualized) for Class A shares was 3.17%. During the period shown in the bar chart, the highest return (not annualized) for a calendar quarter was 1.87% (4th Q '90) and the lowest return (not annualized) for a calendar quarter was 0.48% (2nd Q '93).

                                                                10 Years
  Average Annual Total Returns                                  (or life of
  for  the  periods  ending  December 1 Year     5 Years        class,
  31, 1998                                                      if less)

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  Class A Shares (inception 1/3/89)   4.57%      4.32%          4.83%

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  Class B Shares (inception: 8/17/93) 3.95%      3.71%          3.56%

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  Class C Shares (inception: 12/1/93) 3.95%      3.70%          3.67%

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The Fund's average annual total returns include the applicable sales charge: for Class B, the contingent deferred sales charges of 5% (1-year), 2% (5-years), 1% (life-of-class) and for Class C, the contingent deferred sales charges of 1% for the 1-year period. The returns measure the performance of a hypothetical account and assume that all distributions have been reinvested in additional shares.


The total returns are not the Fund's current yield. The Fund's yield more closely reflects the Fund's current earnings. To obtain the Fund's current 7-day yield information, please call the Transfer Agent toll-free at 1.800.525.7048.


Fees and Expenses of the Fund


The Fund pays a variety of expenses directly for investment management, administration and other services. Those expenses are subtracted from the Fund's assets to calculate the Fund's net asset value per share. All shareholders therefore pay those expenses indirectly. The following tables are meant to help you understand the fees and expenses you may pay if you buy and hold shares of the Fund. The numbers below are based upon the Fund's expenses during its fiscal year ended July 31, 1999.


Shareholder Fees (charges paid directly from your investment):

                           Class A Shares   Class B Shares    Class C Shares

 Maximum Sales Charge on
 purchases (as % of             None             None              None
 offering price)
 Maximum Deferred Sales
 Charge (as % of the
 lower of the original         None1              5%2               1%3
 offering price or
 redemption proceeds)

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1. A contingent deferred sales charge may apply if you redeem Class A shares of the Fund that were purchased by exchanging Class A shares of another Oppenheimer fund that were purchased subject to a contingent deferred sales charge, as described in "How to Sell Shares."
2. Applies to redemptions in the first year after purchase. The contingent deferred sales charge declines to 1% in the sixth year and is eliminated after that.

3. Applies to shares redeemed within 12 months of purchase.

Annual Fund Operating Expenses (deducted from Fund assets):
(% of average daily net assets)

                              Class A Shares  Class B Shares   Class C Shares
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      Management Fees                  0.49%           0.49%            0.49%

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Distribution         and/or            0.20%           0.75%            0.75%
Service (12b-1) Fees

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      Other Expenses                   0.41%           0.41%            0.41%

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  Total Annual Operating               1.10%           1.65%            1.65%
         Expenses

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Expenses may vary in future years. "Other expenses" include transfer agent fees, custodial expenses, and accounting and legal expenses the Fund pays.
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EXAMPLES. The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in a class of shares of the Fund for the time periods indicated and then reinvest your dividends and distributions


      The first example assumes that you redeem all of your shares at the end of those periods. The second example assumes that you keep your shares. Both examples also assume that your investment has a 5% return each year and that the class's operating expenses remain the same. Your actual costs may be higher or lower, because expenses will vary over time. Based on these assumptions your expenses would be as follows:

If shares are redeemed        1 Year      3 Years     5 Years     10 Years
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Class A Shares                 $112        $350        $606        $1,340

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Class B Shares                 $668        $820       $1,097       $1,674

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Class C Shares                 $268        $520        $897        $1,955

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If shares are not redeemed    1 Year      3 Years     5 Years     10 Years1
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Class A Shares                 $112        $350        $606        $1,340

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Class B Shares                 $168        $520        $897        $1,674

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Class C Shares                 $168        $520        $897        $1,955

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In the first example, expenses include the applicable Class B or Class C contingent deferred sales charges. In the second example, Class B and Class C expenses do not include the contingent deferred sales charges. 1. Class B expenses for years 7 through 10 are based on Class A expenses, since
   Class B shares automatically convert to Class A after 6 years.

About the Fund's Investments


THE FUND'S PRINCIPAL INVESTMENT POLICIES. The allocation of the Fund's portfolio among different types of investments will vary over time based upon the Manager's evaluation of economic and market trends. The Fund's portfolio might not always include all of the different types of investments described below. The Statement of Additional Information contains more detailed information about the Fund's investment policies and risks.

      The Fund invests in short-term money market instruments that must meet quality, maturity and diversification standards established by its Board of Trustees as well as rules that apply to money market funds under the Investment Company Act. The Fund's Manager tries to reduce risks by diversifying investments and by carefully researching investments before the Fund buys them. The rate of the Fund's income will vary from day to day, generally reflecting changes in overall short-term interest rates. There is no assurance that the Fund will achieve its investment objective.

What Does the Fund Invest In? Money market instruments are high-quality, short-term debt instruments. They may have fixed, variable or floating interest rates. Below is a brief description of the types of money market instruments the Fund invests in.

o    U.S.  Government   Securities.   These  include  obligations  issued  or
     guaranteed by the U.S. government or any of its agencies or instrumentalities. Some are direct obligations of the U.S. Treasury and are supported by the full faith and credit of the United States. Other U.S. government securities issued by some agencies and instrumentalities of the government are also supported by the full faith and credit of the U.S. government. Some U.S. government securities issued by agencies or instrumentalities of the U.S. government are supported by the right of the issuer to borrow from the U.S. Treasury. Others may be supported only by the credit of the instrumentality.

   o Bank Obligations. The Fund can buy time deposits, certificates of deposit and bankers' acceptances. These obligations must be denominated in U.S. dollars, even if issued by a foreign bank.

   o Commercial Paper. Commercial paper is a short-term, unsecured promissory note of a domestic or foreign company or other financial firm. The Fund may buy commercial paper only if it matures in nine months or less from the date of purchase.

   o Corporate Debt Obligations. The Fund can invest in other short-term corporate debt obligations, besides commercial paper, including debt obligations that either mature within one year of the date of purchase or that are subject to a repurchase agreement that calls for delivery in one year or less.

   o Other Money Market Instruments. The Fund may invest in money market obligations other than those listed above if they are subject to repurchase agreements or guaranteed as to their principal and interest by a domestic bank or a corporation whose commercial paper may be purchased by the Fund. A bank whose money market instruments the Fund buys must meet credit criteria set by the Fund's Board of Trustees.

      Additionally, the Fund may buy other money market instruments that its Board of Trustees approves from time to time. They must be U.S. dollar-denominated short-term investments that are determined to have minimal credit risks.

      The Board has approved the Fund's purchase of dollar-denominated obligations of foreign banks payable in the U.S. or in London, England, floating or variable rate demand notes, asset-backed securities, and bank loan participation agreements. Their purchase may be subject to restrictions adopted by the Board from time to time.

What Credit Quality and Maturity Standards Apply to the Fund's Investments? The Fund may buy only those investments that meet standards set by the Board of Trustees and standards prescribed by the Investment Company Act for money market funds. The Fund's Board has adopted evaluation procedures for the Fund's portfolio investments, and the Manager has the responsibility to implement those procedures when selecting investments for the Fund.

      In general,  the Fund buys only high-quality  investments that the Manager
      believes   present   minimal   credit  risk  at  the  time  of   purchase.
      "High-quality" investments are:

   o rated in one of the two highest short-term rating categories of two national rating organizations, or

   o rated by one rating organization in one of its two highest rating categories (if only one rating organization has rated the investment), or

   o unrated investments that the Manager determines are comparable in quality to instrument rated in the two highest rating categories.

      The procedures also limit the amount of the Fund's assets that can be invested in the securities of any one issuer (other than the U.S. government, its agencies and instrumentalities), to spread the Fund's investment risks. Some of the Fund's investment restrictions are more restrictive than the standards that apply to all money market funds. For example, as a fundamental policy, the Fund may not invest in any debt instrument having a maturity in excess of one year from the date of the investment unless it is subject to a demand feature not exceeding one year that requires payment on not more than 30 days notice. Finally, the Fund must maintain a dollar-weighted average portfolio maturity of not more than 90 days, to reduce interest rate risks.

CAN THE FUND'S INVESTMENT OBJECTIVE AND POLICIES CHANGE? The Fund's Board of Trustees can change non-fundamental policies without shareholder approval, although significant changes will be described in amendments to this Prospectus. Fundamental policies cannot be changed without the approval of a majority of the Fund's outstanding voting shares. The Fund's investment objective is a fundamental policy. Some investment restrictions that are fundamental policies are listed in the Statement of Additional Information. An investment policy is not fundamental unless this Prospectus or the Statement of Additional Information says that it is.

OTHER INVESTMENT STRATEGIES. To seek its objective, the Fund can use the investment techniques and strategies described below. The Fund might not always use all of them. These techniques involve risks. The Statement of Additional Information contains more information about some of these practices, including limitations on their use that are designed to reduce some of the risks.

Floating Rate/Variable Rate Notes. The Fund can purchase notes with floating or variable interest rates. Variable rates are adjustable at stated periodic intervals. Floating rates are adjusted automatically according to a specified market rate or benchmark, such as the prime rate of a bank.

Obligations of Foreign Banks and Foreign Branches of U.S. Banks. The Fund can invest in U.S. dollar-denominated money market instruments of foreign banks that are payable in the U.S. or in London, England. It can also buy dollar-denominated securities of foreign branches of U.S. banks. These instruments have investment risks different from obligations of domestic branches of U.S. banks. Some of the risks that may effect a foreign bank's ability to pay its debt include:


   o political and economic developments in the country in which the bank or branch is located,

   o imposition of withholding taxes on interest income payable on the securities,

   o  seizure or nationalization of foreign deposits,

   o  the establishment of exchange control regulations and

   o the adoption of other governmental restrictions that might affect the payment of principal and interest on those securities.

      Additionally, not all of the U.S. and state banking laws and regulations that apply to domestic banks and that are designed to protect depositors and investors apply to foreign branches of domestic banks. None of those U.S. and state regulations apply to foreign banks.


Bank Loan Participation Agreements. The Fund can invest in bank loan participation agreements. They provide the Fund an undivided interest in a loan made by the issuing bank in the proportion the Fund's interest bears to the total principal amount of the loan. In evaluating the risk of these investments, the Fund looks to the creditworthiness of the borrower that is obligated to make principal and interest payments on the loan.

Asset-Backed Securities. The Fund can invest in asset-backed money market instruments. These are fractional interests in pools of consumer loans and other trade receivables, which are the obligations of a number of different parties. The income from the underlying pool is passed through to investors, such as the Fund.

      These investments might be supported by a credit enhancement, such as a letter of credit, a guarantee or a preference right. However, the credit enhancement typically applies only to a fraction of the security's value. If the issuer of the security has no security interest in the related collateral, there is the risk that the Fund could lose money if the issuer defaults.


Repurchase Agreements. The Fund may enter into repurchase agreements. In a repurchase transaction, the Fund buys a security and simultaneously sells it to the vendor for delivery at a future date. Repurchase agreements must be fully collateralized. However, if the vendor fails to pay the resale price on the delivery date, the Fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so. The Fund will not enter into a repurchase agreement that will cause more than 10% of its net assets to be subject to repurchase agreements maturing in more than 7 days. There is no limit on the amount of the Fund's net assets that may be subject to repurchase agreements of 7 days or less.


Illiquid and Restricted Securities. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. A restricted security is one that has a contractual limit on resale or which cannot be sold publicly until it is registered under federal securities laws. The Fund will not invest more than 10% of its net assets in illiquid or restricted securities. That limit does not apply to certain restricted securities that are eligible for resale to qualified institutional purchasers. The Manager monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity. Difficulty in selling a security may result in a loss to the Fund or additional costs.


How the Fund is Managed


THE MANAGER. The Fund's investment Manager, OppenheimerFunds, Inc., chooses the Fund's investments and handles its day-to-day business. The Manager carries out its duties, subject to the policies established by the Fund's Board of Trustees, under an investment advisory agreement which states the Manager's responsibilities. The agreement sets the fees the Fund pays to the Manager and describes the expenses that the Fund is responsible to pay to conduct its business.

      The Manager has operated as an investment advisor since 1960. The Manager (including subsidiaries) managed assets of more than $110 billion as of September 30, 1999, including other Oppenheimer funds with more than 5 million shareholder accounts. The Manager is located at Two World Trade Center, 34th Floor, New York, New York 10048-0203.

Portfolio Managers.  The portfolio managers of the Fund are Carol E. Wolf and
     Arthur J. Zimmer. They are the persons principally responsible for the day-to-day management of the Fund's portfolio. Ms. Wolf has had this responsibility since June 15, 1998, and Mr. Zimmer since August 5, 1998. Ms. Wolf is a Vice President and Mr. Zimmer a Senior Vice President of the Manager, and each is a Vice President of the Fund and officer and portfolio manager of other Oppenheimer funds.

Advisory Fees. Under the investment advisory agreement, the Fund pays the Manager an advisory fee at an annual rate that declines as the Fund's assets grow: 0.500% of the first $250 million of average annual net assets, 0.475% of the next $250 million, 0.450% of the next $250 million, 0.425% of net assets of the next $250 million, and 0.400% of net assets in excess of $1 billion. The Fund's management fee for the fiscal year ended July 31, 1999 was 0.49% of the Fund's average annual net assets for each class of shares.

YEAR 2000 ISSUES. Because many computer software systems in use today cannot distinguish the year 2000 from the year 1900, the markets for securities in which the Fund invests could be detrimentally affected by computer failures beginning January 1, 2000. Failure of computer systems used for securities trading could result in settlement and liquidity problems for the Fund and other investors. That failure could have a negative impact on the handling of securities trades, pricing and accounting services. Data processing errors by government issuers of securities could result in economic uncertainties. Issuers may incur substantial costs in attempting to prevent or fix such errors, all of which could have a negative effect on the Fund's investments and returns.

      The Manager, the Distributor and the Transfer Agent have been working on necessary changes to their computer systems to deal with the year 2000 and expect that their systems will be adapted in time for that event, although there cannot be assurance of success. Additionally, the services they provide depend on the interaction of their computer systems with those of brokers, information services, the Fund's custodian bank and other parties. Therefore, any failure of the computer systems of those parties to deal with the year 2000 may also have a negative effect on the services they provide to the Fund. The extent of that risk cannot be ascertained at this time.


A B O U T  Y O U R  A C C O U N T

How to Buy Shares


HOW DO YOU BUY SHARES? You can buy shares several ways, as described below. The Fund's Distributor, OppenheimerFunds Distributor, Inc., may appoint servicing agents to accept purchase (and redemption) orders. The Distributor, in its sole discretion, may reject any purchase order for the Fund's shares.

BuyingShares Through Your Dealer. You can buy shares through any dealer, broker or financial institution that has a sales agreement with the Distributor. Your dealer will place your order with the Distributor on your behalf.

   o Guaranteed Payment Procedures. Some broker-dealers may have arrangements with the Distributor to enable them to place purchase orders for shares on a regular business day with a guarantee that the Fund's custodian bank will receive Federal Funds to pay for the shares by 2:00 P.M. on the next regular business day. The shares will start to accrue dividends starting on the day the Federal Funds are received by 2:00 P.M.

BuyingShares Through the Distributor.  Complete an OppenheimerFunds  New Account
      Application and return it with a check payable to "OppenheimerFunds Distributor, Inc." Mail it to P.O. Box 5270, Denver, Colorado 80217. Your check must be in U.S. dollars and drawn on a U.S. bank. If you don't list a dealer on the application, the Distributor will act as your agent in buying the shares. However, we recommend that you discuss your investment with a financial advisor before you make a purchase to be sure that the Fund is appropriate for you.

   Paying by Federal Funds Wire. Shares purchased through the Distributor may be paid for by Federal Funds wire. The minimum investment is $2,500. Before sending a wire, call the Distributor's Wire Department at 1.800.525.7048 to notify the Distributor of the wire and to receive further instructions.

o Buying Shares Through OppenheimerFunds AccountLink. With AccountLink, you pay for shares by payments made directly from your bank account. Shares are purchased for your account on the regular business day the Distributor is instructed by you to initiate the Automated Clearing House (ACH) electronic funds transfer to buy shares. You can provide those instructions automatically, under an Asset Builder Plan, described below, or by telephone instructions using OppenheimerFunds PhoneLink, also described below. Please refer to "AccountLink," below for more details. Dividends begin to accrue on shares purchased this way on the business day after the Fund receives the ACH payment from your bank.


o Buying Shares Through Asset Builder Plans. You may purchase shares of the Fund (and up to four other Oppenheimer funds) automatically each month from your account at a bank or other financial institution under an Asset Builder Plan with AccountLink. Details are in the Asset Builder Application and the Statement of Additional Information.


How Much Must You Invest? You can buy Fund shares with a minimum initial investment of $1,000 and make additional investments at any time with as little as $25. There are reduced minimum investments under special investment plans.

   o With Asset Builder Plans, 403(b) plans, Automatic Exchange Plans and military allotment plans, you can make initial investments for as little as $25. You can make additional purchases of at least $25 by telephone through AccountLink.


   o Under retirement plans, such as IRAs, pension and profit-sharing plans and 401(k) plans, you can start your account with as little as $250. If your IRA is started under an Asset Builder Plan, the $25 minimum applies. Additional purchases may be as little as $25.

   o The minimum investment requirement does not apply to reinvesting dividends from the Fund or other Oppenheimer funds (a list of them appears in the Statement of Additional Information, or you can ask your dealer or call the Transfer Agent), or reinvesting distributions from unit investment trusts that have made arrangements with the Distributor.

AT WHAT PRICE ARE SHARES SOLD? Shares are sold at their offering price, which is the net asset value per share without any initial sales charge. The net asset value per share will normally remain fixed at $1.00 per share. However, there is no guarantee that the Fund will maintain a stable net asset value of $1.00 per share.

      The offering price that applies to a purchase order is based on the next calculation of the net asset value per share that is made after the Distributor receives the purchase order at its offices in Denver, Colorado, or after any agent appointed by the Distributor receives the order and sends it to the Distributor.


   o Net Asset Value. The Fund calculates the net asset value of each class of shares as of the close of The New York Stock Exchange, on each day the Exchange is open for trading (referred to in this Prospectus as a "regular business day"). The Exchange normally closes at 4:00 P.M., New York time, but may close earlier on some days. All references to time in this Prospectus mean "New York time".


      The net asset value per share is determined by dividing the value of the Fund's net assets attributable to a class by the number of shares of that class that are outstanding. Under a policy adopted by the Fund's Board of Trustees, the Fund uses the amortized cost method to value its securities to determine net asset value.


   o The Offering Price. To receive the offering price for a particular day, in most cases the Distributor or its designated agent must receive your order by the time of day The New York Stock Exchange closes that day. If your order is received on a day when the Exchange is closed, or after it has closed, the order will receive the next offering price that is determined after your order is received.

   o Buying Through a Dealer. If you buy shares through a dealer, your dealer must receive the order by the close of The New York Stock Exchange and transmit it to the Distributor so that it is received before the Distributor's close of business on a regular business day (normally 5:00 P.M.) to receive that day's offering price. Otherwise, the order will receive the next offering price that is determined.


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WHAT CLASSES OF SHARES DOES THE FUND OFFER? The Fund offers investors three different classes of shares. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses. When you buy shares, be sure to specify the class of shares. If you do not choose a class, your investment will be made in Class A shares.
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Class A Shares.  If you buy Class A shares there is no initial sales charge on your purchase.
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Class B Shares. If you buy Class B shares, you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge. If you sell your shares within six years of buying them, you will normally pay a contingent deferred sales charge. That contingent deferred sales charge varies depending on how long you own your shares, as described in "How Can You Buy Class B Shares?" below.

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Class C Shares. If you buy Class C shares, you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge. If you sell your shares within 12 months of buying them, you will normally pay a contingent deferred sales charge of 1%, as described in "How Can You Buy Class C Shares?" below.

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WHICH CLASS OF SHARES SHOULD YOU CHOOSE? Once you decide that the Fund is an appropriate investment for you, the decision as to which class of shares is best suited to your needs depends on a number of factors that you should discuss with your financial advisor. If your goals and objectives change over time and you plan to purchase additional shares, you should re-evaluate those factors to see if you should consider another class of shares. The Fund's operating costs that apply to a class of shares and the effect of the different types of sales charges on your investment will vary your investment results over time.

     The discussion below is not intended to be investment advice or a recommendation, because each investor's financial considerations are different. You should review these factors with your financial advisor.


Are There Differences in Account Features That Matter to You? Some account features may not be available to Class B or Class C shareholders. Other features may not be advisable (because of the effect of the contingent deferred sales charge) for Class B or Class C shareholders. Therefore, you should carefully review how you plan to use your investment account before deciding which class of shares to buy.


      Additionally, the dividends payable to Class B and Class C shareholders will be reduced by the additional expenses borne by those classes that are not borne by Class A shares, such as the Class B and Class C asset-based sales charge described below and in the Statement of Additional Information. Share certificates are not available for Class B and Class C shares, and if you are considering using your shares as collateral for a loan, that may be a factor to consider. Also, checkwriting is not available on accounts subject to a contingent deferred sales charge.


How Does It Affect Payments to My Broker? A salesperson, such as a broker, may receive different compensation for selling one class of shares than for selling another class. The Distributor may pay additional compensation from its own resources to securities dealers or financial institutions based upon the value of shares of the Fund owned by the dealer or financial institution for its own account or for its customers.


Special Sales Charge Arrangements and Waivers. Appendix C to the Statement of Additional Information details the conditions for the waiver of sales charges that apply in certain cases, and the special sales charge rates that apply to purchases of shares of the Fund by certain groups, or under specified retirement plan arrangements or in other special types of transactions. To receive a waiver or special sales charge rate, you must advise the Distributor when purchasing shares or the Transfer Agent when redeeming shares that the special conditions apply.

HOW CAN YOU BUY CLASS A SHARES? Class A shares are sold at their offering price, which is the net asset value per share without any initial sales charge.

Will You Pay a Sales Charge When You Sell Class A Shares? The Fund does not charge a fee when you redeem Class A shares of this Fund that you bought either directly or by reinvesting dividends or distributions from another Oppenheimer fund. Generally, you will not pay a fee when you redeem Class A shares of this Fund you bought by exchange of Class A shares of another Oppenheimer fund. However,

   o if you bought shares of this Fund by exchanging Class A shares of another Oppenheimer fund that were subject to the Class A contingent deferred sales charge of that fund, and

   o if those shares remain subject to that Class A contingent deferred sales charge when you exchange them into this Fund,

   o then, you will pay the contingent deferred sales charge if you redeem those shares from this Fund within 18 months of the purchase date of the shares of the fund you exchanged.

HOW CAN YOU BUY CLASS B SHARES? You can acquire Class B shares exchanging Class B shares of other Oppenheimer funds. Direct purchases are permitted only in certain cases:

   o by plan administrators or plan sponsors on behalf of plan participants in qualified retirement plans.

   o by investors who establish an Asset Builder Plan. Purchases of Class B shares through an Asset Builder Plan are subject to certain requirements and conditions which are described in the Statement of Additional Information. You may open a Class B Asset Builder Plan account with minimum initial investment of $5,000.


      Class B shares are sold at net asset value per share without an initial sales charge. However, if Class B shares are redeemed within 6 years of their purchase, a contingent deferred sales charge will be deducted from the redemption proceeds. The Class B contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to the Fund in connection with the sale of Class B shares.

      The contingent deferred sales charge will be based on the lesser of the net asset value of the redeemed shares at the time of redemption or the original net asset value. The contingent deferred sales charge is not imposed on:

   o the amount of your account value represented by an increase in net asset value over the initial purchase price,

   o shares purchased by the reinvestment of dividends or capital gains distributions, or

   o shares redeemed in the special circumstances described in Appendix C to the Statement of Additional Information.

      To determine whether the contingent deferred sales charge applies to a redemption, the Fund redeems shares in the following order:

1.    shares   acquired  by  reinvestment  of  dividends  and  capital  gains distributions,
2.    shares held for over 6 years, and
3.    shares held the longest during the 6-year period.

      The amount of the contingent deferred sales charge will depend on the number of years since you invested and the dollar amount being redeemed, according to the following schedule:

                                        Contingent Deferred Sales Charge on
Years Since Beginning of Month in       Redemptions in That Year
Which                                   (As % of Amount Subject to Charge)
Purchase Order was Accepted
-------------------------------------------------------------------------------
                 0 - 1                                   5.0%
-------------------------------------------------------------------------------
                 1 - 2                                   4.0%
-------------------------------------------------------------------------------
                 2 - 3                                   3.0%
-------------------------------------------------------------------------------
                 3 - 4                                   3.0%
-------------------------------------------------------------------------------
                 4 - 5                                   2.0%
-------------------------------------------------------------------------------
                 5 - 6                                   1.0%
-------------------------------------------------------------------------------
            6 and following                              None
-------------------------------------------------------------------------------
In the table, a "year" is a 12-month period. In applying the sales charge, all purchases are considered to have been made on the first regular business day of the month in which the purchase was made.


Automatic Conversion of Class B Shares. Class B shares automatically  convert to
      Class A shares 72 months after you purchase them. This conversion feature relieves Class B shareholders of the asset-based sales charge that applies to Class B shares under the Class B Distribution and Service Plan, described below. The conversion is based on the relative net asset value of the two classes, and no sales load or other charge is imposed. When any Class B shares you hold convert, any other Class B shares that were acquired by reinvesting dividends and distributions on the converted shares will also convert to Class A shares. The conversion feature is subject to the continued availability of a tax ruling described in the Statement of Additional Information.

HOW CAN YOU BUY CLASS C SHARES? Class C shares may be acquired at net asset value per share only by exchange of Class C shares of other Oppenheimer funds, except that direct purchases are permitted by plan administrators or plan sponsors on behalf of participants in qualified retirement plans. If Class C shares are redeemed within 12 months of their purchase, a contingent deferred sales charge of 1.0% will be deducted from the redemption proceeds. The Class C contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to the Fund in connection with the sale of Class C shares.


      The contingent deferred sales charge will be based on the lesser of the net asset value of the redeemed shares at the time of redemption or the original net asset value. The contingent deferred sales charge is not imposed on:

   o the amount of your account value represented by the increase in net asset value over the initial purchase price,

   o shares purchased by the reinvestment of dividends or capital gains distributions, or

   o shares redeemed in the special circumstances described in Appendix C to the Statement of Additional Information.

      To determine whether the contingent deferred sales charge applies to a redemption, the Fund redeems shares in the following order:

1.   shares   acquired  by  reinvestment  of  dividends  and  capital  gains distributions,
2.    shares held for over 12 months, and
3.    shares held the longest during the 12-month period.

Distribution and Service (12b-1) Plans

Service Plan for Class A Shares. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.20% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal service and maintenance of accounts of their customers that hold Class A shares.


Distribution and Service Plans for Class B and Class C Shares. The Fund has adopted Distribution and Service Plans for Class B and Class C shares to pay the Distributor for its services in distributing Class B and Class C shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B shares and on Class C shares. The Distributor is entitled to receive a service fee of 0.25% per year under each plan, but the Board of Trustees has not authorized the Fund to pay the service fees at this time.

      The asset-based sales charge increases Class B and Class C expenses by 0.75% of the net assets per year of the respective class. Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

      If the service fees were paid, the Distributor would use them to pay dealers for providing personal services for accounts that hold Class B or Class C shares.

      The Distributor currently pays a sales commission of 4.00% of the purchase price of Class B shares to dealers from its own resources at the time of sale. The Distributor retains the Class B asset-based sales charge.

      The Distributor currently pays a sales commission of 1.00% of the purchase price of Class C shares to dealers from its own resources at the time of sale. The Distributor pays the asset-based sales charge as an ongoing commission to the dealer on Class C shares that have been outstanding for a year or more.


Special Investor Services

ACCOUNTLINK. You can use our AccountLink feature to link your Fund account with an account at a U.S. bank or other financial institution. It must be an Automated Clearing House (ACH) member. AccountLink lets you:

   o transmit funds electronically to purchase shares by telephone (through a service representative or by PhoneLink) or automatically under Asset Builder Plans, or

   o have the Transfer Agent send redemption proceeds or transmit dividends and distributions directly to your bank account. Please call the Transfer Agent for more information.


      You may purchase shares by telephone only after your account has been established. To purchase shares in amounts up to $250,000 through a telephone representative, call the Distributor at 1.800.852.8457. The purchase payment will be debited from your bank account.


      AccountLink privileges should be requested on your Application or your dealer's settlement instructions if you buy your shares through a dealer. After your account is established, you can request AccountLink privileges by sending signature-guaranteed instructions to the Transfer Agent. AccountLink privileges will apply to each shareholder listed in the registration on your account as well as to your dealer representative of record unless and until the Transfer Agent receives written instructions terminating or changing those privileges. After you establish AccountLink for your account, any change of bank account information must be made by signature-guaranteed instructions to the Transfer Agent signed by all shareholders who own the account.


PHONELINK. PhoneLink is the OppenheimerFunds automated telephone system that enables shareholders to perform a number of account transactions automatically using a touch-tone phone. PhoneLink may be used on already-established Fund accounts after you obtain a Personal Identification Number (PIN), by calling the special PhoneLink number, 1.800.533.3310.

Purchasing Shares.  You may purchase  shares in amounts up to $100,000 by phone, by calling 1.800.533.3310. You must have established AccountLink privileges to link your bank account with the Fund to pay for these purchases.


Exchanging Shares. With the OppenheimerFunds Exchange Privilege, described below, you can exchange shares automatically by phone from your Fund account to another Oppenheimer fund account you have already established by calling the special PhoneLink number.

Selling Shares. You can redeem shares by telephone automatically by calling the PhoneLink number and the Fund will send the proceeds directly to your AccountLink bank account. Please refer to "How to Sell Shares," below for details.


CAN YOU SUBMIT TRANSACTION REQUESTS BY FAX? You may send requests for certain types of account transactions to the Transfer Agent by fax (telecopier). Please call 1.800.525.7048 for information about which transactions may be handled this way. Transaction requests submitted by fax are subject to the same rules and restrictions as written and telephone requests described in this Prospectus.

OPPENHEIMERFUNDS INTERNET WEB SITE. You can obtain information about the Fund, as well as your account balance, on the OppenheimerFunds Internet web site, at http://www.oppenheimerfunds.com. Additionally, shareholders listed in the account registration (and the dealer of record) may request certain account transactions through a special section of that web site. To perform account transactions, you must first obtain a personal identification number (PIN) by calling the Transfer Agent at 1.800.533.3310. If you do not want to have Internet account transaction capability for your account, please call the Transfer Agent at 1.800.525.7048.


AUTOMATIC WITHDRAWAL AND EXCHANGE PLANS. The Fund has several plans that enable you to sell shares automatically or exchange them to another Oppenheimer fund account on a regular basis. Please call the Transfer Agent or consult the Statement of Additional Information for details.


REINVESTMENT PRIVILEGE. If you redeem some or all of your Class A or Class B shares of the Fund that were purchased by reinvesting dividends or distributions from another Oppenheimer fund or by exchanging shares from another Oppenheimer fund on which you paid a sales charge, you have up to 6 months to reinvest all or part of the redemption proceeds in Class A shares of other Oppenheimer funds without paying a sales charge. This privilege does not apply to Class C shares. You must be sure to ask the Distributor for this privilege when you send your payment.

RETIREMENT PLANS. You may buy shares of the Fund for your retirement plan account. If you participate in a plan sponsored by your employer, the plan trustee or administrator must buy the shares for your plan account. The Distributor also offers a number of different retirement plans that individuals and employers can use:

Individual Retirement  Accounts  (IRAs).  These include regular IRAs, Roth IRAs,
      SIMPLE IRAs, rollover IRAs and Education IRAs.

SEP-IRAs. These are Simplified Employee Pensions Plan IRAs for small business owners or self-employed individuals.

403(b)(7)  Custodial  Plans.  These  are tax  deferred  plans for  employees  of
      eligible  tax-exempt  organizations,   such  as  schools,   hospitals  and
      charitable organizations.

401(k) Plans. These are special retirement plans for businesses.

Pension and Profit-Sharing Plans. These plans are designed for businesses and self-employed individuals.


      Please  call  the   Distributor  for   OppenheimerFunds   retirement  plan
documents, which include applications and important plan information.

How to Sell Shares


You can sell (redeem) some or all of your shares on any regular business day. Your shares will be sold at the next net asset value calculated after your order is received in proper form (which means that it must comply with the procedures described below) and is accepted by the Transfer Agent. The Fund lets you sell your shares by writing a letter, by using the Fund's checkwriting privilege or by telephone. You can also set up Automatic Withdrawal Plans to redeem shares on a regular basis. If you have questions about any of these procedures, and especially if you are redeeming shares in a special situation, such as due to the death of the owner or from a retirement plan account, please call the Transfer Agent first, at 1.800.525.7048, for assistance.


Certain Requests Require a Signature Guarantee. To protect you and the Fund from fraud, the following redemption requests must be in writing and must include a signature guarantee (although there may be other situations that also require a signature guarantee):


   o  You wish to redeem $100,000 or more and receive a check

   o The redemption check is not payable to all shareholders listed on the account statement
   o The redemption check is not sent to the address of record on your account statement
   o Shares are being transferred to a Fund account with a different owner or name o Shares are being redeemed by someone (such as an Executor) other than the owners listed in the account registration

Where Can You Have Your Signature Guaranteed? The Transfer Agent will accept a guarantee of your signature by a number of financial institutions, including:


o      a U.S. bank, trust company, credit union or savings association,
o      a foreign bank that has a U.S. correspondent bank,
o      a U.S. registered dealer or broker in securities, municipal securities or government securities, or


o a U.S. national securities exchange, a registered securities association or a clearing agency.

      If you are signing on behalf of a corporation, partnership or other business or as a fiduciary, you must also include your title in the signature.

Retirement Plan  Accounts.  There are  special  procedures  to sell shares in an
      OppenheimerFunds retirement plan account. Call the Transfer Agent for a distribution request form. Special income tax withholding requirements apply to distributions from retirement plans. You must submit a withholding form with your redemption request to avoid delay in getting your money and if you do not want tax withheld. If your employer holds your retirement plan account for you in the name of the plan, you must ask the plan trustee or administrator to request the sale of the Fund shares in your plan account.


Sending Redemption Proceeds by Wire. While the Fund normally sends your money by check, you can arrange to have the proceeds of the shares you sell sent by Federal Funds wire to a bank account you designate. It must be a commercial bank that is a member of the Federal Reserve wire system. The minimum redemption you can have sent by wire is $2,500. There is a $10 fee for each wire. To find out how to set up this feature on your account or to arrange a wire, call the Transfer Agent at 1.800.852.8457.

HOW DO YOU SELL SHARES BY MAIL?  Write a "letter of instructions" that includes:

   o  Your name
   o  The Fund's name

   o Your Fund account number (from your account statement) o The dollar amount or number of shares to be redeemed o Any special payment instructions o Any share certificates for the shares you are selling

   o The signatures of all registered owners exactly as the account is registered, and
   o Any special documents requested by the Transfer Agent to assure proper authorization of the person asking to sell the shares.

-----------------------------------------

---------------------------------------- Send courier or express mail
Use the following address for            requests to:
---------------------------------------- OppenheimerFunds Services
Requests by mail:                        10200 E. Girard Avenue, Building D
OppenheimerFunds Services                Denver, Colorado 80231
P.O. Box 5270
Denver, Colorado 80217-5270

-----------------------------------------


HOW DO YOU SELL SHARES BY TELEPHONE? You and your dealer representative of record may also sell your shares by telephone. To receive the redemption price calculated on a particular regular business day, the Transfer Agent must receive your call by the close of The New York Stock Exchange that day, which is normally 4:00 P.M., but may be earlier on some days. You may not redeem shares held in an OppenheimerFunds retirement plan account or under a share certificate by telephone.

   o To redeem shares through a service representative, call 1.800.852.8457 o To redeem shares automatically on PhoneLink, call 1.800.533.3310


      Whichever method you use, you may have a check sent to the address on the account statement, or, if you have linked your Fund account to your bank account on AccountLink, you may have the proceeds sent to that bank account.

Are There Limits on Amounts Redeemed by Telephone?


Telephone Redemptions Paid by Check. Up to $100,000 may be redeemed by telephone in any 7-day period. The check must be payable to all owners of record of the shares and must be sent to the address on the account statement. This service is not available within 30 days of changing the address on an account.


Telephone Redemptions Through AccountLink. There are no dollar limits on telephone redemption proceeds sent to a bank account designated when you establish AccountLink. Normally the ACH transfer to your bank is initiated on the business day after the redemption. You do not receive dividends on the proceeds of the shares you redeemed while they are waiting to be transferred.


CHECKWRITING? To write checks against your Fund account, request that privilege on your account application, or contact the Transfer Agent for signature cards. They must be signed (with a signature guarantee) by all owners of the account and returned to the Transfer Agent so that checks can be sent to you to use. Shareholders with joint accounts can elect in writing to have checks paid over the signature of one owner. If you previously signed a signature card to establish checkwriting in another Oppenheimer fund, simply call 1.800.525.7048 to request checkwriting for an account in this Fund with the same registration as the other account.

   o Checks can be written to the order of whomever you wish, but may not be cashed at the bank the checks are payable through or the Fund's custodian bank.


   o Checkwriting privileges are not available for accounts holding shares that are subject to a contingent deferred sales charge.

   o  Checks must be written for at least $100.

   o Checks cannot be paid if they are written for more than your account value.
   o You may not write a check that would require the Fund to redeem shares that were purchased by check or Asset Builder Plan payments within the prior 10 days.

   o Don't use your checks if you changed your Fund account number, until you receive new checks.


CAN YOU SELL SHARES THROUGH YOUR DEALER? The Distributor has made arrangements to repurchase Fund shares from dealers and brokers on behalf of their customers. Brokers or dealers may charge for that service. If your shares are held in the name of your dealer, you must redeem them through your dealer.


How to Exchange Shares

Shares of the Fund may be exchanged for shares of the same class of certain Oppenheimer funds. To exchange shares, you must meet several conditions:

   o Shares of the fund selected for exchange must be available for sale in your state of residence.

   o The prospectuses of this Fund and the fund whose shares you want to buy must offer the exchange privilege.

   o You must hold the shares you buy when you establish your account for at least 7 days before you can exchange them. After the account is open 7 days, you can exchange shares every regular business day.


   o You must meet the minimum purchase requirements for the fund whose shares you purchase by exchange.

   o Before exchanging into a fund, you must obtain and read its prospectus.


      Shares of a particular class of the Fund may be exchanged only for shares of the same class in the other Oppenheimer funds. For example, you can exchange Class A shares of this Fund only for Class A shares of another fund.


      You may pay a sales charge when you exchange Class A shares of this Fund. Because Class A shares of this Fund are sold without sales charge, in some cases you may pay a sales charge when you exchange Class A shares of this Fund for shares of other Oppenheimer funds that are sold subject to a sales charge. You will not pay a sales charge when you exchange shares of this Fund purchased by reinvesting dividends or distributions from other Oppenheimer funds, or shares of this Fund purchased by exchange of shares on which you paid a sales charge.

      For tax purposes, exchanges of shares involve a sale of the shares of the fund you own and a purchase of the shares of the other fund, which may result in a capital gain or loss. Since shares of this Fund normally maintain a $1.00 net asset value, in most cases you should not realize a capital gain or loss when you sell or exchange your shares. Please refer to "How to Exchange Shares" in the Statement of Additional Information for more details. You can find a list of Oppenheimer funds currently available for exchanges in the Statement of Additional Information or obtain one by calling a service representative at 1.800.525.7048.
That list can change from time to time.

HOW DO YOU SUBMIT EXCHANGE REQUESTS? Exchanges may be requested in writing or by telephone:

Written Exchange Requests. Submit an OppenheimerFunds Exchange Request form, signed by all owners of the account. Send it to the Transfer Agent at the address on the back cover. Exchanges of shares held under certificates cannot be processed unless the Transfer Agent receives the certificates with the request.

Telephone Exchange Requests. Telephone exchange requests may be made either by calling a service representative at 1.800.852.8457, or by using PhoneLink for automated exchanges by calling 1.800.533.3310. Telephone exchanges may be made only between accounts that are registered with the same name(s) and address. Shares held under certificates may not be exchanged by telephone.


ARE THERE LIMITATIONS ON EXCHANGES? There are certain exchange policies you should be aware of:


   o Shares are normally redeemed from one fund and purchased from the other fund in the exchange transaction on the same regular business day on which the Transfer Agent receives an exchange request that conforms to the policies described above. It must be received by the close of The New York Stock Exchange that day, which is normally 4:00 P.M. but may be earlier on some days. However, either fund may delay the purchase of shares of the fund you are exchanging into up to seven days if it determines it would be disadvantaged by a same-day exchange. For example, the receipt of multiple exchange requests from a "market timer" might require the Fund to sell securities at a disadvantageous time and/or price.


   o Because excessive trading can hurt fund performance and harm shareholders, the Fund reserves the right to refuse any exchange request that it believes will disadvantage it, or to refuse multiple exchange requests submitted by a shareholder or dealer.


   o The Fund may amend, suspend or terminate the exchange privilege at any time. The Fund will provide you notice whenever it is required to do so, by applicable law, but it may impose changes at any time for emergency purposes.


   o If the Transfer Agent cannot exchange all the shares you request because of a restriction cited above, only the shares eligible for exchange will be exchanged.
Shareholder Account Rules and Policies

More information about the Fund's policies and procedures for buying, selling and exchanging shares is contained in the Statement of Additional Information.

The Offering of Shares may be suspended during any period in which the determination of net asset value is suspended, and the offering may be suspended by the Board of Trustees at any time the Board believes it is in the Fund's best interest to do so.


Telephone Transaction Privileges for purchases, redemptions or exchanges may be modified, suspended or terminated by the Fund at any time. If an account has more than one owner, the Fund and the Transfer Agent may rely on the instructions of any one owner. Telephone privileges apply to each owner of the account and the dealer representative of record for the account unless the Transfer Agent receives cancellation instructions from an owner of the account.


The Transfer Agent will Record any Telephone Calls to verify data concerning transactions and has adopted other procedures to confirm that telephone instructions are genuine, by requiring callers to provide tax identification numbers and other account data or by using PINs, and by confirming such transactions in writing. The Transfer Agent and the Fund will not be liable for losses or expenses arising out of telephone instructions reasonably believed to be genuine.

Redemption or Transfer  Requests  will not be Honored  until the Transfer  Agent
      Receives All Required Documents in Proper Form. From time to time, the Transfer Agent in its discretion may waive certain of the requirements for redemptions stated in this Prospectus.

Dealers that can Perform Account Transactions for their Clients by Participating in NETWORKING through the National Securities Clearing Corporation are responsible for obtaining their clients' permission to perform those transactions, and are responsible to their clients who are shareholders of the Fund if the dealer performs any transaction erroneously or improperly.

Payment for Redeemed Shares ordinarily is made in cash. It is forwarded by check or through AccountLink or by Federal Funds wire (as elected by the shareholder) within seven days after the Transfer Agent receives redemption instructions in proper form. However, under unusual circumstances determined by the Securities and Exchange Commission, payment may be delayed or suspended. For accounts registered in the name of a broker-dealer, payment will normally be forwarded within three business days after redemption.

The Transfer Agent May Delay Forwarding a Check or processing a payment via AccountLink or Federal Funds wire for recently purchased shares, but only until the purchase payment has cleared. That delay may be as much as 10 days from the date the shares were purchased. That delay may be avoided if you purchase shares by Federal Funds wire or certified check, or arrange with your bank to provide telephone or written assurance to the Transfer Agent that your purchase payment has cleared.

Involuntary Redemptions of Small Accounts may be made by the Fund if the account value has fallen below $200 for reasons other than the fact that the market value of shares has dropped. In some cases involuntary redemptions may be made to repay the Distributor for losses from the cancellation of share purchase orders.

SharesMay Be "Redeemed In Kind" under unusual circumstances (such as a lack of liquidity in the Fund's portfolio to meet redemptions). This means that the redemption proceeds will be paid with securities from the Fund's portfolio.

"Backup Withholding" of federal income tax may be applied against taxable dividends, distributions and redemption proceeds (including exchanges) if you fail to furnish the Fund your correct, certified Social Security or Employer Identification Number when you sign your application, or if you under-report your income to the Internal Revenue Service.

To Avoid Sending Duplicate Copies of Materials to Households, the Fund will mail only one copy of each annual and semi-annual report to shareholders having the same last name and address on the Fund's records. However, each shareholder may call the Transfer Agent at 1.800.525.7048 to ask that copies of those materials be sent personally to that shareholder.


Dividends and Taxes


DIVIDENDS. The Fund intends to declare dividends from net investment income each regular business day and to pay those dividends to shareholders monthly on a date selected by the Board of Trustees. To maintain a net asset value of $1.00 per share, the Fund might withhold dividends or make distributions from capital or capital gains.

      The Fund intends to be as fully invested as possible to maximize its yield. Therefore, newly-purchased shares normally will begin to accrue dividends after the Distributor accepts your purchase order, starting on the business day after the Fund receives Federal Funds from your purchase payment.


CAPITAL GAINS. The Fund normally holds its securities to maturity and therefore will not usually pay capital gains. Although the Fund does not seek capital gains, it could realize capital gains on the sale of portfolio securities. If it does, it may make distributions out of any net short-term or long-term capital gains in December of each year. The Fund may make supplemental distributions of dividends and capital gains following the end of its fiscal year.


WHAT ARE YOUR CHOICES FOR RECEIVING DISTRIBUTIONS? When you open your account, specify on your application how you want to receive your dividends and distributions. You have four options:


Reinvest All Distributions in the Fund. You can elect to reinvest all dividends and capital gains distributions in additional shares of the Fund.


Reinvest  Dividends  or  Capital   Gains.   You  can  elect  to  reinvest   some
      distributions (dividends, short-term capital gains or long-term capital gains distributions) in the Fund while receiving other types of distributions by check or having them sent to your bank account through AccountLink.


Receive All Distributions in Cash. You can elect to receive a check for all dividends and capital gains distributions or have them sent to your bank through AccountLink.

 Reinvest Your Distributions in Another OppenheimerFunds Account. You can reinvest all distributions in the same class of shares of another Oppenheimer fund account you have established.

TAXES. If your shares are not held in a tax-deferred retirement account, you should be aware of the following tax implications of investing in the Fund. Dividends paid from net investment income and short-term capital gains are taxable as ordinary income. Long-term capital gains are taxable as long-term capital gains when distributed to shareholders, and may be taxable at different rates depending on how long the Fund holds the asset. It does not matter how long you have held your shares. Whether you reinvest your distributions in additional shares or take them in cash, the tax treatment is the same.

      Every year the Fund will send you and the IRS a statement showing the amount of each taxable distribution you received in the previous year. Any long-term capital gains distributions will be separately identified in the tax information the Fund sends you after the end of the calendar year.

Returns of Capital Can Occur. In certain cases, distributions made by the Fund may be considered a non-taxable return of capital to shareholders. If that occurs, it will be identified in notices to shareholders.


      This information is only a summary of certain federal income tax information about your investment. You should consult with your tax adviser about the effect of an investment in the Fund on your particular tax situation.

Financial Highlights


The Financial Highlights Table is presented to help you understand the Fund's financial performance for the past 6 fiscal periods. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, the Fund's independent auditors, whose report, along with the Fund's financial statements, is included in the Statement of Additional Information, which is available on request.

--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------



YEAR|                        YEAR|

ENDED|                       ENDED|

JULY 31,|                    DEC. 31,|
CLASS A                                   1999        1998           1997
1996(1)|          1995          1994|
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
Net asset value, beginning
of period                                $1.00       $1.00          $1.00
$1.00          $1.00         $1.00
---------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income and
net realized gain                          .04         .04
 .04            .03            .05           .03
Dividends and distributions
to shareholders                           (.04)       (.04)          (.04)
(.03)          (.05)         (.03)
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period           $1.00       $1.00          $1.00
$1.00          $1.00         $1.00
                                         -----       -----          -----
-----          -----         -----
                                         -----       -----          -----
-----          -----         -----

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(2)                           4.30%       4.61%          4.41%
2.68%          4.84%         3.22%

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
(in thousands)                        $264,632    $210,477       $172,970
$170,031       $148,529       $99,361
---------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)     $245,622    $186,795       $179,948
$149,889       $105,349       $87,908
---------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(3)
Net investment income                     4.22%       4.48%          4.33%
4.47%          4.71%         3.25%
Expenses                                  1.10%       1.28%(4)       1.29%(4)
1.06%(4)       1.36%(4)      1.32%


1. For the seven months ended July 31, 1996. The Fund changed its fiscal year end from December 31 to July 31. 2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Total returns reflect changes in net investment income only.
3. Annualized for periods of less than one full year.
4. Expense ratio reflects the effect of expenses paid indirectly by the Fund.


                          Oppenheimer Cash Reserves



YEAR|                        YEAR|

ENDED|                       ENDED|

JULY 31,|                    DEC. 31,|
CLASS B                                   1999        1998           1997
1996(1)|          1995          1994|
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
Net asset value, beginning of period     $1.00       $1.00          $1.00
$1.00          $1.00         $1.00
---------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income and
net realized gain                          .04         .04
 .04            .02            .04           .03
Dividends and distributions
to shareholders                           (.04)       (.04)          (.04)
(.02)          (.04)         (.03)
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period           $1.00       $1.00          $1.00
$1.00          $1.00         $1.00
                                         -----       -----          -----
-----          -----         -----
                                         -----       -----          -----
-----          -----         -----

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(2)                           3.72%       3.98%          3.82%
2.35%          4.26%         2.54%

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
(in thousands)                        $204,081     $80,005        $54,009
$85,573        $37,378       $46,803
---------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)     $170,068     $73,003        $67,333
$49,226        $35,360       $21,262
---------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(3)
Net investment income                     3.67%       3.93%          3.78%
3.91%          4.15%         3.05%
Expenses                                  1.65%       1.83%(4)       1.84%(4)
1.61%(4)       1.92%(4)      1.89%


1. For the seven months ended July 31, 1996. The Fund changed its fiscal year end from December 31 to July 31. 2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Total returns reflect changes in net investment income only.
3. Annualized for periods of less than one full year.
4. Expense ratio reflects the effect of expenses paid indirectly by the Fund.


                           Oppenheimer Cash Reserves

--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS  (Continued)
--------------------------------------------------------------------------------




YEAR|                       YEAR|

ENDED|                      ENDED|

JULY 31,|                   DEC. 31,|
CLASS C                                   1999        1998           1997
1996(1)|        1995           1994|
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
Net asset value, beginning of period     $1.00       $1.00          $1.00
$1.00          $1.00         $1.00
---------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income and
net realized gain                          .04         .04
 .04            .02            .04           .02
Dividends and distributions
to shareholders                           (.04)       (.04)          (.04)
(.02)          (.04)         (.02)
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period           $1.00       $1.00          $1.00
$1.00          $1.00         $1.00
                                         -----       -----          -----
-----          -----         -----
                                         -----       -----          -----
-----          -----         -----

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(2)                           3.73%       3.99%          3.84%
2.35%          4.21%         2.51%

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
(in thousands)                         $49,607     $18,101         $9,125
$11,717         $5,024        $5,604
---------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)      $37,244     $15,297        $10,930
$6,333         $6,040        $2,107
---------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(3)
Net investment income                     3.67%       3.94%          3.78%
3.91%          4.12%         3.19%
Expenses                                  1.65%       1.83%(4)       1.85%(4)
1.61%(4)       1.97%(4)      1.90%


1. For the seven months ended July 31, 1996. The Fund changed its fiscal year end from December 31 to July 31. 2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Total returns reflect changes in net investment income only.
3. Annualized for periods of less than one full year.
4. Expense ratio reflects the effect of expenses paid indirectly by the Fund.



                         Oppenheimer Cash Reserves

INFORMATION AND SERVICES

For More Information On Oppenheimer Cash Reserves:

The following additional information about the Fund is available without charge upon request:

STATEMENT OF ADDITIONAL INFORMATION This document includes additional information about the Fund's investment policies, risks, and operations. It is incorporated by reference into this Prospectus (which means it is legally part of this Prospectus).

ANNUAL  AND  SEMI-ANNUAL   REPORTS  Additional   information  about  the  Fund's
investments and performance is available in the Fund's Annual and Semi-Annual Reports to shareholders. The Annual Report includes a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

How to Get More Information:

You can request the Statement of Additional Information, the Annual and Semi-Annual Reports, and other information about the Fund or your account:

--------------------------------------------------------------------------------

By Telephone:                            Call OppenheimerFunds Services
                                         toll-free:  1.800.525.7048

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
By Mail:                                 Write to:
                                         OppenheimerFunds Services
                                         P.O. Box 5270
                                         Denver, Colorado 80217-5270
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
On the Internet:                         You can read or down-load documents on
                                         the OppenheimerFunds web site:
                                         http://www.oppenheimerfunds.com
--------------------------------------------------------------------------------


You can also obtain copies of the Statement of Additional Information and other Fund documents and reports by visiting the SEC's Public Reference Room in Washington, D.C. (Phone 1.800.SEC.0330) or the SEC's Internet web site at http://www.sec.gov. Copies may be obtained upon payment of a duplicating fee by writing to the SEC's Public Reference Section, Washington, D.C. 20549-6009.


No one has been authorized to provide any information about the Fund or to make any representations about the Fund other than what is contained in this Prospectus. This Prospectus is not an offer to sell shares of the Fund, nor a solicitation of an offer to buy shares of the Fund, to any person in any state or other jurisdiction where it is unlawful to make such an offer.
                                               The Fund's shares are distributed
by:
SEC File No. 811-5582                        (logo)OppenheimerFunds Distributor,
Inc.

PR0760.001.1199
Printed on recycled paper

79
-79-


APPENDIX TO THE PROSPECTUS OF
OPPENHEIMER CASH RESERVES

      Graphic material included in Prospectus of Oppenheimer Cash Reserves (the "Fund") under the heading: "Annual Total Returns (as of 12/31 each year)."


      Bar chart will be included in the Prospectus of the Fund depicting the annual total returns of a hypothetical investment in Class A shares of the Fund for each of the nine most recent calendar years without deducting sales charges. Set forth below are the relevant data points that will appear on the bar chart.


--------------------------------------------------------------------
Calendar Year Ended:             Annual Total Returns
--------------------------------------------------------------------
--------------------------------------------------------------------

12/31/90                         7.60%

--------------------------------------------------------------------
--------------------------------------------------------------------

12/31/91                         5.67%

--------------------------------------------------------------------
--------------------------------------------------------------------

12/31/92                         3.07%

--------------------------------------------------------------------
--------------------------------------------------------------------

12/31/93                         2.05%

--------------------------------------------------------------------
--------------------------------------------------------------------

12/31/94                         3.22%

--------------------------------------------------------------------
--------------------------------------------------------------------

12/31/95                         4.84%

--------------------------------------------------------------------
--------------------------------------------------------------------

12/31/96                         4.51%

--------------------------------------------------------------------
--------------------------------------------------------------------

12/31/97                         4.48%

--------------------------------------------------------------------
--------------------------------------------------------------------

12/31/98                         4.57%

--------------------------------------------------------------------

--------------------------------------------------------------------------------

Oppenheimer Cash Reserves
--------------------------------------------------------------------------------

6803 South Tucson Way, Englewood, Colorado 80112
1-800-525-7048

Statement of Additional Information dated November 26, 1999

      This Statement of Additional Information is not a Prospectus. This document contains additional information about the Fund and supplements information in the Prospectus dated November 26, 1999. It should be read together with the Prospectus, which may be obtained by writing to the Fund's Transfer Agent, OppenheimerFunds Services, at P.O. Box 5270, Denver, Colorado 80217, by calling the Transfer Agent at the toll-free number shown above, or by downloading it from the OppenheimerFunds Internet web site at www.oppenheimerfunds.com.

Contents
                                                                            Page
About the Fund
Additional Information about the Fund's Investment Policies and Risks.........
     The Fund's Investment Policies...........................................
     Other Investment Strategies..............................................
     Investment Restrictions..................................................
How the Fund is Managed.......................................................
     Organization and History.................................................
     Trustees and Officers of the Fund........................................
     The Manager..............................................................
Distribution and Service Plans................................................
Performance of the Fund.......................................................

About Your Account
How To Buy Shares.............................................................
How To Sell Shares............................................................
How To Exchange Shares........................................................
Dividends and Taxes...........................................................
Additional Information About the Fund.........................................

Financial Information About the Fund
Independent Auditors' Report..................................................
Financial Statements..........................................................

Appendix A: Securities Ratings.............................................A-1
Appendix B: Industry Classifications.......................................B-1
Appendix C: Special Sales Charge Arrangements and Waivers..................C-1
--------------------------------------------------------------------------------

A B O U T  T H E  F U N D
--------------------------------------------------------------------------------

       Additional Information About the Fund's Investment Policies and Risks

The investment objective and the principal investment policies of the Fund are described in the Prospectus. This Statement of Additional Information contains supplemental information about those policies and the types of securities that the Fund's investment Manager, OppenheimerFunds, Inc. will select for the Fund. Additional explanations are also provided about the strategies the Fund may use to try to achieve its objective.

The Fund's Investment Policies. The Fund's objective is to seek the maximum current income that is consistent with stability of principal. The Fund will not make investments with the objective of seeking capital growth. However, the value of the securities held by the Fund may be affected by changes in general interest rates. Because the current value of debt securities varies inversely with changes in prevailing interest rates, if interest rates increase after a security is purchased, that security would normally decline in value. Conversely, if interest rates decrease after a security is purchased, its value would rise. However, those fluctuations in value will not generally result in realized gains or losses to the Fund since the Fund does not usually intend to dispose of securities prior to their maturity. A debt security held to maturity is redeemable by its issuer at full principal value plus accrued interest.

      The Fund may sell securities prior to their maturity, to attempt to take advantage of short-term market variations, or because of a revised credit evaluation of the issuer or other considerations. The Fund may also do so to generate cash to satisfy redemptions of Fund shares. In such cases, the Fund may realize a capital gain or loss on the security.


      O Ratings of Securities -- Portfolio Quality, Maturity and Diversification. Under Rule 2a-7 of the Investment Company Act, the Fund uses the amortized cost method to value its portfolio securities to determine the Fund's net asset value per share. Rule 2a-7 places restrictions on a money market fund's investments. Under that Rule, the Fund may purchase only those securities that the Manager, under Board-approved procedures, has determined have minimal credit risks and are "Eligible Securities." The rating restrictions described in the Prospectus and this Statement of Additional Information do not apply to banks in which the Fund's cash is kept.


      An "Eligible Security" is one that has been rated in one of the two highest short-term rating categories by any two "nationally-recognized statistical rating organizations." That term is defined in Rule 2a-7 and they are referred to as "Rating Organizations" in this Statement of Additional Information. If only one Rating Organization has rated that security, it must have been rated in one of the two highest rating categories by that Rating Organization. An unrated security that is judged by the Manager to be of comparable quality to Eligible Securities rated by Rating Organizations may also be an "Eligible Security."

      Rule 2a-7 permits the Fund to purchase any number of "First Tier Securities." These are Eligible Securities that have been rated in the highest rating category for short-term debt obligations by at least two Rating Organizations. If only one Rating Organization has rated a particular security, it must have been rated in the highest rating category by that Rating Organization. Comparable unrated securities may also be First Tier Securities.

     Under Rule 2a-7, the Fund may invest only up to 5% of its total assets in "Second Tier Securities." Those are Eligible Securities that are not "First Tier Securities." In addition, the Fund may not invest more than: 5% of its total assets in the securities of any one issuer (other than the U.S. government, its agencies or instrumentalities) or 1% of its total assets or $1 million (whichever is greater) in Second Tier Securities of any one issuer.


      Under Rule 2a-7, the Fund must maintain a dollar-weighted average portfolio maturity of not more than 90 days, and the maturity of any single portfolio investment may not exceed 397 days. As a fundamental policy, the Fund will not invest in debt securities having a maturity in excess of one year from the date of purchase, unless subject to a demand feature not exceeding one year that requires payment on not more than 30 day's notice. The Board regularly reviews reports from the Manager to show the Manager's compliance with the Fund's procedures and with the Rule.


      If a security's rating is downgraded, the Manager and/or the Board may have to reassess the security's credit risk. If a security has ceased to be a First Tier Security, the Manager will promptly reassess whether the security continues to present minimal credit risk. If the Manager becomes aware that any Rating Organization has downgraded its rating of a Second Tier Security or rated an unrated security below its second highest rating category, the Fund's Board of Trustees shall promptly reassess whether the security presents minimal credit risk and whether it is in the best interests of the Fund to dispose of it. If the Fund disposes of the security within five days of the Manager learning of the downgrade, the Manager will provide the Board with subsequent notice of such downgrade. If a security is in default, or ceases to be an Eligible Security, or is determined no longer to present minimal credit risks, the Board must determine whether it would be in the best interests of the Fund to dispose of the security.

      The Rating Organizations currently designated as nationally-recognized statistical rating organizations by the Securities and Exchange Commission are Standard & Poor's Corporation, Moody's Investors Service, Inc., Fitch IBCA, Inc., Duff and Phelps, Inc., and Thomson BankWatch, Inc. Appendix A to this Statement of Additional Information contains descriptions of the rating categories of those Rating Organizations. Ratings at the time of purchase will determine whether securities may be acquired under the restrictions described above.


      O U.S. Government Securities. U.S. government securities are obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities. They include Treasury Bills (which mature within one year of the date they are issued) and Treasury Notes and Bonds (which are issued with longer maturities). All Treasury securities are backed by the full faith and credit of the United States.


      U.S. government agencies and instrumentalities that issue or guarantee securities include, but are not limited to, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association, General Services Administration, Bank for Cooperatives, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Federal Land Banks, Maritime Administration, the Tennessee Valley Authority and the District of Columbia Armory Board.

      Securities   issued  or  guaranteed  by  U.S.   government   agencies  and
instrumentalities are not always backed by the full faith and credit of the United States. Some, such as securities issued by the Federal National Mortgage Association ("Fannie Mae"), are backed by the right of the agency or instrumentality to borrow from the Treasury. Others, such as securities issued by the Federal Home Loan Mortgage Corporation ("Freddie Mac"), are supported only by the credit of the instrumentality and not by the Treasury. If the securities are not backed by the full faith and credit of the United States, the purchaser must look principally to the agency issuing the obligation for repayment and may not be able to assert a claim against the United States if the issuing agency or instrumentality does not meet its commitment.

      Among the U.S. government securities that may be purchased by the Fund are "mortgage-backed securities" of Fannie Mae, Government National Mortgage Association ("Ginnie Mae") and Freddie Mac. Timely payment of principal and interest on Ginnie Mae pass-throughs is guaranteed by the full faith and credit of the United States. These mortgage-backed securities include "pass-through" securities and "participation certificates." Both types of securities are similar, in that they represent pools of mortgages that are assembled by a vendor who sells interests in the pool. Payments of principal and interest by individual mortgagors are "passed through" to the holders of the interests in the pool. Another type of mortgage-backed security is the "collateralized mortgage obligation." It is similar to a conventional bond and is secured by groups of individual mortgages.


      O Time Deposits and Other Bank Obligations. The types of "banks" whose securities the Fund may buy include commercial banks, savings banks, and savings and loan associations, which may or may not be members of the Federal Deposit Insurance Corporation. The Fund may also buy securities of "foreign banks" that are:

foreign branches of U.S. banks ( which may be issuers of "Eurodollar" money market instruments), U.S. branches and agencies of foreign banks (which may be issuers of "Yankee dollar" instruments), or foreign branches of foreign banks.


      The Fund may invest in fixed time deposits. These are non-negotiable deposits in a bank for a specified period of time at a stated interest rate. They may or may not be subject to withdrawal penalties. However, the Fund's investments in time deposits that are subject to penalties (other than time deposits maturing in less than 7 days) are subject to the 10% investment limitation for investing in illiquid securities, set forth in "Illiquid and Restricted Securities" in the Prospectus. The Fund will buy bank obligations only from a domestic bank with total assets of at least $2.0 billion or from a foreign bank with total assets of at least $30.0 billion. Those asset requirements apply only at the time the obligations are acquired.

      O Insured Bank Obligations. The Federal Deposit Insurance Corporation insures the deposits of banks and savings and loan associations up to $100,000 per investor. Within the limits set forth in the Prospectus, the Fund may purchase bank obligations that are fully insured as to principal by the FDIC. To remain fully insured as to principal, these investments must currently be limited to $100,000 per bank. If the principal amount and accrued interest together exceed $100,000, then the accrued interest in excess of that $100,000 will not be insured.

      O Bank Loan Participation Agreements. The Fund may invest in bank loan participation agreements, subject to the investment limitation set forth in the Prospectus as to investments in illiquid securities. Participation agreements provide an undivided interest in a loan made by the bank issuing the participation interest in the proportion that the buyer's investment bears to the total principal amount of the loan. Under this type of arrangement, the issuing bank may have no obligation to the buyer other than to pay principal and interest on the loan if and when received by the bank. Thus, the Fund must look to the creditworthiness of the borrower, which is obligated to make payments of principal and interest on the loan. If the borrower fails to pay scheduled principal or interest payments, the Fund may experience a reduction in income.

      O Asset-Backed Securities. These securities, issued by trusts and special purpose corporations, are backed by pools of assets, primarily automobile and credit-card receivables and home equity loans. They pass through the payments on the underlying obligations to the security holders (less servicing fees paid to the originator or fees for any credit enhancement). The value of an asset-backed security is affected by changes in the market's perception of the asset backing the security, the creditworthiness of the servicing agent for the loan pool, the originator of the loans, or the financial institution providing any credit enhancement.


      Payments of principal and interest passed through to holders of asset-backed securities are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or having a priority to certain of the borrower's other securities. The degree of credit enhancement varies, and generally applies to only a fraction of the asset-backed security's par value until exhausted. If the credit enhancement of an asset-backed security held by the Fund has been exhausted, and if any required payments of principal and interest are not made with respect to the underlying loans, the Fund may experience losses or delays in receiving payment.
      The risks of investing in asset-backed securities are ultimately dependent upon payment of consumer loans by the individual borrowers. As a purchaser of an asset-backed security, the Fund would generally have no recourse to the entity that originated the loans in the event of default by a borrower. The underlying loans are subject to prepayments, which shorten the weighted average life of asset-backed securities and may lower their return, in the same manner as for prepayments of a pool of mortgage loans underlying mortgage-backed securities. However, asset-backed securities do not have the benefit of the same security interest in the underlying collateral as do mortgage-backed securities.


      O Repurchase Agreements. In a repurchase transaction, the Fund acquires a security from, and simultaneously resells it to, an approved vendor for delivery on an agreed-upon future date. The resale price exceeds the purchase price by an amount that reflects an agreed-upon interest rate effective for the period during which the repurchase agreement is in effect. An "approved vendor" may be a U.S. commercial bank, the U.S. branch of a foreign bank, or a broker-dealer which has been designated a primary dealer in government securities. These entities must meet the credit requirements set forth by the Fund's Board of Trustees from time to time.


      The majority of these transactions run from day to day, and delivery pursuant to the resale typically will occur within one to five days of the purchase. The Fund will not enter into a repurchase agreement that will cause more than 10% of its net assets to be subject to repurchase agreements maturing in more than seven days.


      Repurchase agreements are considered "loans" under the Investment Company Act, collateralized by the underlying security. The Fund's repurchase agreements require that at all times while the repurchase agreement is in effect, the collateral's value must equal or exceed the repurchase price to fully collateralize the repayment obligation. Additionally, the Manager will monitor the vendor's creditworthiness to confirm that the vendor is financially sound and will continuously monitor the collateral's value. However, if the vendor fails to pay the resale price on the delivery date, the Fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.


Other Investment Strategies

      O Floating Rate/Variable Rate Obligations. The Fund may invest in instruments with floating or variable interest rates. The interest rate on a floating rate obligation is based on a stated prevailing market rate, such as a bank's prime rate, the 90-day U.S. Treasury Bill rate, the rate of return on commercial paper or bank certificates of deposit, or some other standard. The rate on the investment is adjusted automatically each time the market rate is adjusted. The interest rate on a variable rate obligation is also based on a stated prevailing market rate but is adjusted automatically at a specified interval of not less than one year. Some variable rate or floating rate obligations in which the Fund may invest have a demand feature entitling the holder to demand payment of an amount approximately equal to the amortized cost of the instrument or the principal amount of the instrument plus accrued interest at any time, or at specified intervals not exceeding one year. These notes may or may not be backed by bank letters of credit.

      Variable rate demand notes may include master demand notes, which are obligations that permit the Fund to invest fluctuating amounts in a note. The amount may change daily without penalty, pursuant to direct arrangements between the Fund, as the note purchaser, and the issuer of the note. The interest rates on these notes fluctuate from time to time. The issuer of this type of obligation normally has a corresponding right in its discretion, after a given period, to prepay the outstanding principal amount of the obligation plus accrued interest. The issuer must give a specified number of days' notice to the holders of those obligations. Generally, the changes in the interest rate on those securities reduce the fluctuation in their market value. As interest rates decrease or increase, the potential for capital appreciation or depreciation is less than that for fixed-rate obligations having the same maturity.

      Because these types of obligations are direct lending arrangements between the note purchaser and issuer of the note, these instruments generally will not be traded. Generally, there is no established secondary market for these types of obligations, although they are redeemable from the issuer at face value. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Fund's right to redeem them is dependent on the ability of the note issuer to pay principal and interest on demand. These types of obligations usually are not rated by credit rating agencies. The Fund may invest in obligations that are not rated only if the Manager determines at the time of investment that the obligations are of comparable quality to the other obligations in which the Fund may invest. The Manager, on behalf of the Fund, will monitor the creditworthiness of the issuers of the floating and variable rate obligations in the Fund's portfolio on an ongoing basis.

      O Loans of Portfolio Securities. To attempt to increase its income, the Fund may lend its portfolio securities to brokers, dealers and other financial institutions. These loans are limited to not more than 25% of the value of the Fund's total assets and are subject to other conditions described below. There are some risks in lending securities. The Fund could experience a delay in receiving additional collateral to secure a loan, or a delay in recovering the loaned securities. The Fund presently does not intend to lend its securities, but if it does, the value of securities loaned is not expected to exceed 5% of the value of the Fund's total assets.


      The Fund must receive collateral for a loan. Under current applicable regulatory requirements (which are subject to change), on each business day the loan collateral must be at least equal to the market value of the loaned securities. The collateral must consist of cash, bank letters of credit, U.S. government securities or other cash equivalents in which the Fund is permitted to invest. To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by the Fund if the demand meets the terms of the letter. Such terms and the issuing bank must be satisfactory to the Fund.

      When it lends securities, the Fund receives from the borrower an amount equal to the interest paid or the dividends declared on the loaned securities during the term of the loan. It may also receive negotiated loan fees and the interest on the collateral securities, less any finders', custodian bank, administrative or other fees the Fund pays in connection with the loan. The Fund may share the interest it receives on the collateral securities with the borrower as long as it realizes at least a minimum amount of interest required by the lending guidelines established by its Board of Trustees.

      The Fund will not lend its portfolio securities to any officer, Trustee, employee or affiliate of the Fund or its Manager. The terms of the Fund's loans must meet certain tests under the Internal Revenue Code and permit the Fund to reacquire loaned securities on five business days notice or in time to vote on any important matter.


      O Illiquid and Restricted Securities. Under the policies and procedures established by the Fund's Board of Trustees, the Manager determines the liquidity of certain of the Fund's investments. Investments may be illiquid because of the absence of an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. A restricted security is one that has a contractual restriction on its resale or which cannot be sold publicly until it is registered under the Securities Act of 1933.

      Illiquid securities the Fund can buy include issues that may be redeemed only by the issuer upon more than seven days notice or at maturity, repurchase agreements maturing in more than seven days, fixed time deposits subject to withdrawal penalties which mature in more than seven days, and other securities that cannot be sold freely due to legal or contractual restrictions on resale. Contractual restrictions on the resale of illiquid securities might prevent or delay their sale by the Fund at a time when such sale would be desirable. Illiquid securities include repurchase agreements maturing in more than 7 days, or certain participation interests other than those with puts exercisable within 7 days.


      There are restricted securities that are not illiquid that the Fund can buy. They include certain master demand notes redeemable on demand, and short-term corporate debt instruments that are not related to current transactions of the issuer and therefore are not exempt from registration as commercial paper.

Investment Restrictions


      O What Are "Fundamental Policies?" Fundamental policies are those policies that the Fund has adopted to govern its investments that can be changed only by the vote of a "majority" of the Fund's outstanding voting securities. Under the Investment Company Act, a "majority" vote is defined as the vote of the holders of the lesser of:

   67%or more of the shares present or represented by proxy at a shareholder meeting, if the holders of more than 50% of the outstanding shares are present or represented by proxy, or more than 50% of the outstanding shares.

      The Fund's investment objective is a fundamental policy. Other policies described in the Prospectus or this Statement of Additional Information are "fundamental" only if they are identified as such. The Fund's Board of Trustees can change non-fundamental policies without shareholder approval. However, significant changes to investment policies will be described in supplements or updates to the Prospectus or this Statement of Additional Information, as appropriate. The Fund's most significant investment policies are described in the Prospectus.


      O Does the Fund Have Additional Fundamental Policies? The following investment restrictions are fundamental policies of the Fund:

   TheFund cannot invest in commodities or commodity contracts, or invest in interests in oil, gas, or other mineral exploration or development programs;

   TheFund cannot invest in real estate; however, the Fund may purchase debt securities issued by companies which invest in real estate or interests therein;

     The Fund cannot purchase securities on margin or make short sales of securities;

   TheFund cannot invest in or hold securities of any issuer if those officers and trustees or directors of the Fund or its Manager who beneficially own individually more than 1/2 of 1% of the securities of such issuer together own more than 5% of the securities of such issuer;

   TheFund cannot underwrite securities of other companies except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933 in connection with the disposition of portfolio securities;

   TheFund cannot invest more than 5% of its total assets in securities of companies that have operated less than three years, including the operations of predecessors;

   TheFund cannot purchase securities of other investment companies, except in connection with a merger, consolidation, acquisition or reorganization;

   TheFund cannot issue "senior securities," but this does not prohibit certain investment activities for which assets of the Fund are designated as segregated, or margin, collateral or escrow arrangements are established, to cover the related obligations;

o The Fund cannot invest in any debt instrument having a maturity in excess of one year from the date of purchase, unless purchased subject to a demand feature which may not exceed one year and requires payment on not more than 30 days' notice;

o The Fund cannot enter into a repurchase agreement or purchase a security subject to a call for redemption if the scheduled repurchase or redemption date is greater than one year,

o With respect to 75% of its assets, the Fund cannot purchase securities issued or guaranteed by any one issuer (except the U.S. Government or its agencies or instrumentalities), if more than 5% of the Fund's total assets would be invested in securities of that issuer or Fund would then own more than 10% of that issuer's voting securities;

o The Fund cannot concentrate investments to the extent of 25% of its assets in any industry; except for obligations of foreign banks or foreign branches of domestic banks, the instruments set forth in "Bank Obligations and Instruments Secured Thereby" and U.S. Government Securities" under "Investment Objective and Policies" are not subject to this limitation;

o The Fund cannot make loans, except that the Fund may purchase debt instruments described in "Investment Objective Policies" and repurchase agreements, and the Fund may lend its portfolio securities as described under "Loans of Portfolio Securities" in the Statement of Additional Information; or

o The Fund cannot borrow money in excess of 10% of the value of its total assets or make any investment when borrowings exceed 5% of the value of its total assets; it may borrow only as a temporary measure for extraordinary or emergency purposes; no assets of the Fund may be pledged, mortgaged or assigned to secure a debt.


      Unless the Prospectus or this Statement of Additional Information states that a percentage restriction applies on an ongoing basis, it applies only at the time the Fund makes an investment. The Fund need not sell securities to meet the percentage limits if the value of the investment increases in proportion to the size of the Fund.

      For purposes of the Fund's policy not to concentrate its investments in securities of issuers, the Fund has adopted the industry classifications set forth in Appendix B to this Statement of Additional Information. This is not a fundamental policy.

                              How the Fund Is Managed

Organization and History. The Fund is an open-end diversified management company organized as a Massachusetts business trust in 1988, with an unlimited number of authorized shares of beneficial interest.

      The Fund is governed by a Board of Trustees, which is responsible for protecting the interests of shareholders under Massachusetts law. The Trustees meet periodically throughout the year to oversee the Fund's activities, review its performance, and review the actions of the Manager.


      O Classes of Shares. The Board of Trustees has the power, without shareholder approval, to divide unissued shares of the Fund into two or more classes. The Board has done so, and the Fund currently has three classes of shares: Class A, Class B and Class C shares. All classes invest in the same investment portfolio. Each class of shares: o has its own dividends and distributions, o pays certain expenses which may be different for the different classes,

      o may have separate voting rights on matters in which interests of one class are different from interests of another class, and
o      votes as a class on matters that affect that class alone.

      Shares of each class are freely transferable. Each share has one vote at shareholder meetings, with fractional shares voting proportionally on matters submitted to a vote of shareholders. There are no preemptive or conversion rights and shares participate equally in the assets of the Fund upon liquidation.

      The Trustees are authorized to create new series and classes of shares. The Trustees may reclassify unissued shares of the Fund's series or classes into additional series or classes of shares. The Trustees also may divide or combine the shares of a class into a greater or lesser number of shares without changing the proportionate beneficial interest of a shareholder in the Fund. Shares do not have cumulative voting rights or preemptive or subscription rights. Shares may be voted in person or by proxy at shareholder meetings.

      |_| Meetings of Shareholders. As a Massachusetts business trust, the Fund is not required to hold, and does not plan to hold, regular annual meetings of shareholders. The Fund will hold meetings when required to do so by the Investment Company Act or other applicable law, or when a shareholder meeting is called by the Trustees or upon proper request of the shareholders.

      The Trustees will call a meeting of shareholders to vote on the removal of a Trustee upon the written request of the record holders of 10% of its outstanding shares. If the Trustees receive a request from at least 10 shareholders stating that they wish to communicate with other shareholders to request a meeting to remove a Trustee, the Trustees will then either make the Fund's shareholder list available to the applicants or mail their communication to all other shareholders at the applicants' expense. The shareholders making the request must have been shareholders for at least six months and must hold shares of the Fund valued at $25,000 or more or constituting at least 1% of the Fund's outstanding shares, whichever is less, The Trustees may take such other action as is permitted under the Investment Company Act.

      |X| Shareholder and Trustee Liability. The Trust's Declaration of Trust contains an express disclaimer of shareholder or Trustee liability for the Fund's or the Trust's obligations. It also provides for indemnification and reimbursement of expenses out of the Trust's property for any shareholder held personally liable for its obligations. The Declaration of Trust also states that upon request, the Trust shall assume the defense of any claim made against a shareholder for any act or obligation of the Trust and shall satisfy any judgment on that claim. Massachusetts law permits a shareholder of a business trust (such as the Trust) to be held personally liable as a "partner" under certain circumstances. However, the risk that a Fund shareholder will incur financial loss from being held liable as a "partner" of the Fund's parent Trust is limited to the relatively remote circumstances in which the Trust would be unable to meet its obligations.

      The Fund's contractual arrangements state that any person doing business with the Fund (and each shareholder of the Fund) agrees under the Declaration of Trust to look solely to the assets of the Fund for satisfaction of any claim or demand that may arise out of any dealings with the Fund. The Trustees shall have no personal liability to any such person, to the extent permitted by law.

Trustees and Officers of the Fund. The Fund's Trustees and officers and their principal occupations and business affiliations during the past five years are listed below. Trustees denoted with an asterisk (*) below are deemed to be "interested persons" of the Fund under the Investment Company Act. All of the Trustees are trustees or directors of the following Denver-based Oppenheimer funds1:


Oppenheimer Cash Reserves             Oppenheimer Senior Floating Rate Fund
Oppenheimer Champion Income Fund      Oppenheimer Strategic Income Fund
Oppenheimer Capital Income Fund       Oppenheimer Total Return Fund, Inc.
Oppenheimer High Yield Fund           Oppenheimer Variable Account Funds
Oppenheimer International Bond Fund   Panorama Series Fund, Inc.
Oppenheimer Integrity Funds           Centennial America Fund, L. P.
Oppenheimer  Limited-Term  Government
Fund                                  Centennial California Tax Exempt Trust
Oppenheimer Main Street Funds, Inc.   Centennial Government Trust
Oppenheimer  Main  Street  Small  Cap
Fund                                  Centennial Money Market Trust
Oppenheimer Municipal Fund            Centennial New York Tax Exempt Trust

      Ms. Macaskill and Messrs. Bishop, Donohue, Farrar, Wixted and Zack, who are officers of the Fund, respectively hold the same offices with the other Denver-based Oppenheimer funds as with the Fund. As of November 15, 1999, the Trustees and officers of the Fund as a group owned less than 1% of the outstanding shares of the Fund. The foregoing statement does not reflect ownership of shares held of record by an employee benefit plan for employees of the Manager, other than the shares beneficially owned under that plan by the officers of the Fund listed below. Ms. Macaskill and Mr. Donohue, are trustees of that plan.

1 Ms. Macaskill and Mr. Bowen are not Trustees or Directors of Oppenheimer Integrity Funds, Oppenheimer Strategic Income Fund, Panorama Series Fund, Inc. or Oppenheimer Variable Account Funds. Mr. Fossel and Mr. Bowen are not Trustees of Centennial New York Tax Exempt Trust or Managing General Partners of Centennial America Fund, L.P.

Robert G. Avis*, Trustee, Age: 68
One North  Jefferson Ave., St. Louis,

Missouri 63103

Chairman, President and Chief Executive Officer of A.G. Edwards Capital, Inc. (general partnership of private equity funds), Director of A.G. Edwards & Sons, Inc. (a broker-dealer) and Director of A.G. Edwards Trust Companies (trust companies), formerly, Vice Chairman of A.G. Edwards & Sons, Inc. and A.G.
Edwards, Inc. (its parent holding company) and Chairman of A.G.E. Asset Management (an investment advisor).

William A. Baker, Trustee, Age: 84

197   Desert   Lakes   Drive,    Palm
Springs, California 92264
Management Consultant.


George C. Bowen, Trustee, Age: 63
9224 Bauer Court, Lone Tree, Colorado 80124

Formerly (until April 1999) Mr. Bowen held the following positions: Senior Vice President (since September 1987) and Treasurer (since March 1985) of the Manager; Vice President (since June 1983) and Treasurer (since March 1985) of the Distributor; Vice President (since October 1989) and Treasurer (since April
1986) of HarbourView Asset Management Corporation; Senior Vice President (since February 1992), Treasurer (since July 1991) Assistant Secretary and a director (since December 1991) of Centennial Asset Management Corporation; President, Treasurer and a director of Centennial Capital Corporation (since June 1989); Vice President and Treasurer (since August 1978) and Secretary (since April
1981) of Shareholder Services, Inc.; Vice President, Treasurer and Secretary of Shareholder Financial Services, Inc. (since November 1989); Assistant Treasurer of Oppenheimer Acquisition Corp. (since March 1998); Treasurer of Oppenheimer Partnership Holdings, Inc. (since November 1989); Vice President and Treasurer of Oppenheimer Real Asset Management, Inc. (since July 1996); Treasurer of OppenheimerFunds International Ltd. and Oppenheimer Millennium Funds plc (since October 1997).


Jon S. Fossel, Trustee, Age: 57
P.O. Box 44, Mead  Street,  Waccabuc,

New York 10597
Formerly Chairman and a director of the Manager, President and a director of Oppenheimer Acquisition Corp., the Manager's parent holding company, and Shareholder Services, Inc. and Shareholder Financial Services, Inc., transfer agent subsidiaries of the Manager.


Sam Freedman, Trustee, Age: 59
4975  Lakeshore   Drive,   Littleton,

Colorado 80123
Formerly Chairman and Chief Executive Officer of OppenheimerFunds Services, Chairman, Chief Executive Officer and a director of Shareholder Services, Inc., Chairman, Chief Executive Officer and director of Shareholder Financial Services, Inc., Vice President and director of Oppenheimer Acquisition Corp. and a director of OppenheimerFunds, Inc.


Raymond J. Kalinowski,  Trustee, Age:

70 44 Portland Drive, St. Louis, Missouri 63131
Director of Wave Technologies International, Inc. (a computer products training company), self-employed consultant (securities matters).


C. Howard Kast, Trustee, Age: 77

2552 East Alameda, Denver, Colorado 80209
Formerly Managing Partner of Deloitte, Haskins & Sells (an accounting firm).


Robert M. Kirchner, Trustee, Age: 78
7500  E.  Arapahoe  Road,  Englewood,

Colorado 80112
President of The Kirchner Company (management consultants).


Bridget A. Macaskill*,  President and
Trustee, Age: 51
Two  World  Trade  Center,  New York,

New York 10048-0203 President (since June 1991), Chief Executive Officer (since September 1995) and a Director (since December 1994) of the Manager; President and director (since June 1991) of HarbourView Asset Management Corporation, an investment adviser subsidiary of the Manager; Chairman and a director of Shareholder Services, Inc. (since August 1994) and Shareholder Financial Services, Inc. (since September 1995), transfer agent subsidiaries of the Manager; President (since September 1995) and a director (since October 1990) of Oppenheimer Acquisition Corp., the Manager's parent holding company; President (since September 1995) and a director (since November 1989) of Oppenheimer Partnership Holdings, Inc., a holding company subsidiary of the Manager; a director of Oppenheimer Real Asset Management, Inc. (since July 1996); President and a director (since October 1997) of OppenheimerFunds International Ltd., an offshore fund management subsidiary of the Manager and of Oppenheimer Millennium Funds plc; President and a director of other Oppenheimer funds; a director of Prudential Corporation plc (a U.K. financial service company).


Ned M. Steel, Trustee, Age: 84
3416  South Race  Street,  Englewood,

Colorado 80110
Chartered Property and Casualty Underwriter; a director of Visiting Nurse Corporation of Colorado.


James  C.  Swain*,   Chairman,  Chief
Executive  Officer and Trustee,  Age:

66
6803 South Tucson Way, Englewood, Colorado 80112 Vice Chairman of the Manager (since September 1988); formerly President and a director of Centennial Asset Management Corporation, an investment adviser subsidiary of the Manager and Chairman of the Board of Shareholder Services, Inc.


Carol E.  Wolf,  Vice  President  and
Portfolio Manager, Age: 47
Two  World  Trade  Center,  New York,

New York 10048-0203 Vice President of the Manager and Centennial Asset Management Corporation (since June 1990); an officer of other Oppenheimer funds.


Arthur J. Zimmer,  Vice President and
Portfolio Manager, Age: 53
Two  World  Trade  Center,  New York,

New York 10048-0203 Senior Vice President of the Manager (since June 1997); Vice President of Centennial Asset Management Corporation (since June 1997); an officer of other Oppenheimer funds; formerly Vice President of the Manager (October 1990 - June 1997).

Andrew  J.  Donohue,  Vice  President

and Secretary, Age: 49

Two World Trade Center, New York, New York 10048-0203 Executive Vice President (since January 1993), General Counsel (since October 1991) and a Director (since September 1995) of the Manager; Executive Vice President and General Counsel (since September 1993) and a director (since January 1992) of the Distributor; Executive Vice President, General Counsel and a director of HarbourView Asset Management Corporation, Shareholder Services, Inc., Shareholder Financial
Services, Inc. and (since September 1995) Oppenheimer Partnership Holdings, Inc.; President and a director of Centennial Asset Management Corporation (since September 1995); President, General Counsel and a director of Oppenheimer Real Asset Management, Inc. (since July 1996); General Counsel (since May 1996) and Secretary (since April 1997) of Oppenheimer Acquisition Corp.; Vice President and a director of OppenheimerFunds International Ltd. and Oppenheimer Millennium Funds plc (since October 1997); an officer of other Oppenheimer funds.


Robert    J.    Bishop,     Assistant
Treasurer, Age: 41
6803  South  Tucson  Way,  Englewood,

Colorado 80112
Vice President of the Manager/Mutual Fund Accounting (since May 1996); an officer of other Oppenheimer funds; formerly an Assistant Vice President of the Manager/Mutual Fund Accounting (April 1994 - May 1996), and a Fund Controller for the Manager.


Scott    T.     Farrar,     Assistant
Treasurer, Age: 34
6803  South  Tucson  Way,  Englewood,

Colorado 80112
Vice President of the Manager/Mutual Fund Accounting (since May 1996); Assistant Treasurer of Oppenheimer Millennium Funds plc (since October 1997); an officer of other Oppenheimer funds; formerly an Assistant Vice President of the Manager/Mutual Fund Accounting (April 1994 - May 1996), and a Fund Controller for the Manager.


Brian W. Wixted, Treasurer, Age: 40
6803  South  Tucson  Way,  Englewood,

Colorado 80112
Senior Vice President and Treasurer (since April 1999) of the Manager; Treasurer of HarbourView Asset Management Corporation, Shareholder Services, Inc., Shareholder Financial Services, Inc. and Oppenheimer Partnership Holdings, Inc. (since April 1999); Assistant Treasurer of Oppenheimer Acquisition Corp. (since April 1999); Assistant Secretary of Centennial Asset Management Corporation (since April 1999); formerly Principal and Chief Operating Officer, Bankers Trust Company - Mutual Fund Services Division (March 1995 - March 1999); Vice President and Chief Financial Officer of CS First Boston Investment Management Corp. (September 1991 - March 1995); and Vice President and Accounting Manager, Merrill Lynch Asset Management (November 1987 - September 1991).

Robert G. Zack,  Assistant Secretary,

Age: 51

Two World Trade Center, New York, New York 10048-0203
Senior Vice President (since May 1985) and Associate  General Counsel (since May
1981) of the Manager, Assistant Secretary of Shareholder Services, Inc. (since May 1985), and Shareholder Financial Services, Inc. (since November 1989); Assistant Secretary of OppenheimerFunds International Ltd. and Oppenheimer Millennium Funds plc (since October 1997); an officer of other Oppenheimer funds.


      [_] Remuneration of Trustees. The officers of the Fund and two of the Trustee of the Fund (Ms. Macaskill and Mr. Swain) are affiliated with the Manager and receive no salary or fee from the Fund. The remaining Trustees of the Fund received the compensation shown below. The compensation from the Fund was paid during its fiscal year ended July 31, 1999. The compensation from all of the Denver-based Oppenheimer funds includes the Fund and is compensation received as a director, trustee or member of a committee of the Board during the calendar year 1998.

  -----------------------------------------------------------------------------
                               Aggregate         Total Compensation
  Trustee's Name               Compensation      from all Denver-Based
  and Other Positions          from Trust        Oppenheimer Funds1
  -----------------------------------------------------------------------------
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  Robert G. Avis               $239              $67,998


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        William A. Baker       $245              $69,998


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        George C. Bowen        $40               $None2


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  -----------------------------------------------------------------------------


         Jon S. Fossel         $241              $67,496
  Review Committee Member


                               ------------------------------------------------
  -----------------------------------------------------------------------------


          Sam Freedman         $260              $73,998
  Review Committee Member


                               ------------------------------------------------
  -----------------------------------------------------------------------------


     Raymond J. Kalinowski     $257              $73,998
  Audit Committee Member


                               ------------------------------------------------
  -----------------------------------------------------------------------------


  C. Howard Kast               $274              $76,998
  Audit and Review
  Committee Chairman


  -----------------------------------------------------------------------------
                               ------------------------------------------------


  Robert M. Kirchner           $241              $67,998
  Audit Committee Member


                               ------------------------------------------------
  -----------------------------------------------------------------------------


  Ned M. Steel                 $239              $67,998


  -----------------------------------------------------------------------------
1.    For the 1998 calendar year.
2. Mr. Bowen did not receive compensation during the 1998 calendar year as he was affiliated with the Manager during that period.

      [_] Deferred Compensation Plan for Trustees. The Board of Trustees has adopted a Deferred Compensation Plan for disinterested Trustees that enables them to elect to defer receipt of all or a portion of the annual fees they are entitled to receive from the Fund. Under the plan, the compensation deferred by a Trustee is periodically adjusted as though an equivalent amount had been invested in shares of one or more Oppenheimer funds selected by the Trustee. The amount paid to the Trustee under this plan will be determined based upon the performance of the selected funds.

      Deferral of Trustees' fees under this plan will not materially affect the Fund's assets, liabilities or net income per share. This plan will not obligate the Fund to retain the services of any Trustee or to pay any particular level of compensation to any Trustee. Pursuant to an Order issued by the Securities and Exchange Commission, the Fund may invest in the funds selected by the Trustee under this plan without shareholder approval for the limited purpose of determining the value of the Trustees' deferred fee accounts.


      O Major Shareholders. As of November 15, 1999 the no person owned of record or was known by the Fund to own beneficially 5% or more of any class of the Fund's outstanding shares.


The Manager. The Manager is wholly-owned by Oppenheimer Acquisition Corp., a holding company controlled by Massachusetts Mutual Life Insurance Company. The Manager and the Fund have a Code of Ethics. It is designed to detect and prevent improper personal trading by certain employees, including portfolio managers, that would compete with or take advantage of the Fund's portfolio transactions. Compliance with the Code of Ethics is carefully monitored and enforced by the Manager.

      The portfolio managers of the Fund are principally responsible for the day-to-day management of the Fund's investment portfolio. Other members of the Manager's fixed-income portfolio department, particularly security analysts, traders and other portfolio managers, have broad experience with fixed-income securities. They provide the Fund's portfolio managers with research and support in managing the Fund's investments.


      O The Investment Advisory Agreement. The Manager provides investment advisory and management services to the Fund under an investment advisory agreement between the Manager and the Fund. The Manager selects securities for the Fund's portfolio and handles its day-to-day business. The agreement requires the Manager, at its expense, to provide the Fund with adequate office space, facilities and equipment. It also requires the Manager to provide and supervise the activities of all administrative and clerical personnel required to provide effective administration for the Fund. Those responsibilities include the compilation and maintenance of records with respect to its operations, the preparation and filing of specified reports, and composition of proxy materials and registration statements for continuous public sale of shares of the Fund.

      Expenses not expressly assumed by the Manager under the investment advisory agreement are paid by the Fund. The investment advisory agreement lists examples of expenses paid by the Fund. The major categories relate to interest, taxes, fees to unaffiliated Trustees, legal and audit expenses, custodian bank and transfer agent expenses, share issuance costs, certain printing and registration costs and non-recurring expenses, including litigation costs. The management fees paid by the Fund to the Manager are calculated at the rates described in the Prospectus.


  -----------------------------------------------------------------------------
   Fiscal Year ended 7/31     Management Fee Paid to OppenheimerFunds, Inc.
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            1997                                $1,286,675

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            1998                                $1,368,194

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            1999                                $2,211,132

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      The investment advisory agreement states that in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties or reckless disregard of its obligations and duties under the investment advisory agreement, the Manager is not liable for any loss the Fund sustains for any investment, adoption of any investment policy, or the purchase, sale or retention of any security.

      The agreement permits the Manager to act as investment advisor for any other person, firm or corporation and to use the name "Oppenheimer" in connection with other investment companies for which it may act as investment advisor or general distributor. If the Manager shall no longer act as investment advisor to the Fund, the Manager may withdraw the right of the Fund to use the name "Oppenheimer" as part of its name.


      O The Distributor. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc., a subsidiary of the Manager, acts as the Fund's principal underwriter and Distributor in the continuous public offering of the Fund's shares. The Distributor is not obligated to sell a specific number of shares. The Distributor bears the expenses normally attributable to sales, including advertising and the cost of printing and mailing prospectuses, other than those furnished to existing shareholders.


Portfolio Transactions. Portfolio decisions are based upon recommendations and judgment of the Manager subject to the overall authority of the Board of Trustees. Most purchases made by the Fund are principal transactions at net prices, so the Fund incurs little or no brokerage costs. The Fund deals directly with the selling or purchasing principal or market maker without incurring charges for the services of a broker on its behalf unless the Manager determines that a better price or execution may be obtained by using the services of a broker. Purchases of portfolio securities from underwriters include a commission or concession paid by the issuer to the underwriter, and purchases from dealers include a spread between the bid and asked prices.

      The Fund seeks to obtain prompt execution of orders at the most favorable net price. If dealers are used for portfolio transactions, transactions may be directed to dealers for their execution and research services. The research services provided by a particular broker may be useful only to one or more of the advisory accounts of the Manager and its affiliates. Investment research received for the commissions of those other accounts may be useful both to the Fund and one or more of such other accounts. Investment research services may be supplied to the Manager by a third party at the instance of a broker through which trades are placed. It may include information and analyses on particular companies and industries as well as market or economic trends and portfolio strategy, receipt of market quotations for portfolio evaluations, information systems, computer hardware and similar products and services. If a research service also assists the Manager in a non-research capacity (such as bookkeeping or other administrative functions), then only the percentage or component that provides assistance to the Manager in the investment decision-making process may be paid in commission dollars.

      The research services provided by brokers broaden the scope and supplement the research activities of the Manager. That research provides additional views and comparisons for consideration, and helps the Manager obtain market information for the valuation of securities held in the Fund's portfolio or being considered for purchase.

      Subject to applicable rules covering the Manager's activities in this area, sales of shares of the Fund and/or the other investment companies managed by the Manager or distributed by the Distributor may also be considered as a factor in the direction of transactions to dealers. That must be done in conformity with the price, execution and other considerations and practices discussed above. Those other investment companies may also give similar consideration relating to the sale of the Fund's shares. No portfolio transactions will be handled by any securities dealer affiliated with the Manager.

      The Fund's policy of investing in short-term debt securities with maturity of less than one year results in high portfolio turnover and may increase the Fund's transaction costs. However, since brokerage commissions, if any, are small, high turnover does not have an appreciable adverse effect upon the income of the Fund.

Distribution and Service Plans

The Distributor. Under its General Distributor's Agreement with the Fund, the Distributor acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund. The Distributor is not obligated to sell a specific number of shares. Expenses normally attributable to sales are borne by the Distributor.

    The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares during the Fund's three most recent fiscal years is shown in the table below.

-------------------------------------------------------------------------------

Fiscal
Year       Commissions on Class B Shares     Commissions on Class C Shares
Ended      Advanced by Distributor1          Advanced by Distributor1
7/31:

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-------------------------------------------------------------------------------

   1997                 $61,806                           $5,635

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   1998                $457,869                           $9,700

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-------------------------------------------------------------------------------

   1999                $808,752                           $35,422

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1. The Distributor advances commission payments to dealers for sales of Class B and Class C shares from its own resources at the time of sale.

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           Class A Contingent    Class B Contingent
Fiscal     Deferred Sales        Deferred Sales        Class C Contingent
Year       Charges Retained by   Charges Retained by   Deferred Sales Charges
Ended 7/31 Distributor           Distributor           Retained by Distributor
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

   1999           $3,205                $7,093                 $7,759

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Distribution and Service Plans. The Fund has adopted a Service Plan for Class A shares and Distribution and Service Plans for Class B and Class C shares under Rule 12b-1 of the Investment Company Act. Under those plans the Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class

      Each plan has been approved by a vote of the Board of Trustees, including a majority of the Independent Trustees2, cast in person at a meeting called for the purpose of voting on that plan.

2. In accordance with Rule 12b-1 of the Investment Company Act, the term "Independent Trustees" in this Statement of Additional Information refers to those Trustees who are not "interested persons" of the Fund (or its parent corporation) and who do not have any direct or indirect financial interest in the operation of the distribution plan or any agreement under the plan.

      Under the plans, the Manager and the Distributor may make payments to affiliates and, in their sole discretion, from time to time, may use their own resources (at no direct cost to the Fund) to make payments to brokers, dealers or other financial institutions for distribution and administrative services they perform. The Manager may use its profits from the advisory fee it receives from the Fund. In their sole discretion, the Distributor and the Manager may increase or decrease the amount of payments they make from their own resources to plan recipients.

      Unless a plan is terminated as described below, the plan continues in effect from year to year but only if the Fund's Board of Trustees and its Independent Trustees specifically vote annually to approve its continuance. Approval must be by a vote cast in person at a meeting called for the purpose of voting on continuing the plan. A plan may be terminated at any time by the vote of a majority of the Independent Trustees or by the vote of the holders of a "majority" (as defined in the Investment Company Act) of the outstanding shares of that class.

      The Board of Trustees and the Independent Trustees must approve all material amendments to a plan. An amendment to increase materially the amount of payments to be made under a plan must be approved by shareholders of the class affected by the amendment. Because Class B shares of the Fund automatically convert into Class A shares after six years, the Fund must obtain the approval of both Class A and Class B shareholders for a proposed material amendment to the Class A plan that would materially increase payments under the plan. That approval must be by a "majority" (as defined in the Investment Company Act) of the shares of each class, voting separately by class.

      While the plans are in effect, the Treasurer of the Fund shall provide separate written reports on the plans to the Board of Trustees at least quarterly for its review. The Reports shall detail the amount of all payments made under a plan and the purpose for which the payments were made. Those reports are subject to the review and approval of the Independent Trustees.

      Each plan states that while it is in effect, the selection and nomination of those Trustees of the Fund who are not "interested persons" of the Fund is committed to the discretion of the Independent Trustees. This does not prevent the involvement of others in the selection and nomination process as long as the final decision as to selection or nomination is approved by a majority of the Independent Trustees.

      Under the plans for a class, no payment will be made to any recipient in any quarter in which the aggregate net asset value of all Fund shares of that class held by the recipient for itself and its customers does not exceed a minimum amount, if any, that may be set from time to time by a majority of the Independent Trustees. The Board of Trustees has set no minimum amount of assets to qualify for payments under the plans.


      O Class A Service Plan Fees. Under the Class A service plan, the Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions (they are referred to as "recipients") for personal services and account maintenance services they provide for their customers who hold Class A shares. The services include, among others, answering customer inquiries about the Fund, assisting in establishing and maintaining accounts in the Fund, making the Fund's investment plans available and providing other services at the request of the Fund or the Distributor. The Class A service plan permits reimbursements to the Distributor at a rate of up to 0.20% of average annual net assets of Class A shares. While the plan permits the Board to authorize payments to the Distributor to reimburse itself for services under the plan, the Board has not yet done so. The Distributor makes payments to plan recipients quarterly at an annual rate not to exceed 0.20% of the average annual net assets consisting of Class A shares held in the accounts of the recipients or their customers.

      For the fiscal year ended July 31, 1999 payments under the Class A Plan totaled $483,594, all of which was paid by the Distributor to recipients. That included $105,867 paid to an affiliate of the Distributor's parent company. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. The Distributor may not use payments received under the Class A Plan to pay any of its interest expenses, carrying charges, or other financial costs, or allocation of overhead.

      O Class B and Class C Service and Distribution Plan Fees. Under each plan, service fees and distribution fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. The Class B and Class C plans provide for the Distributor to be compensated at a flat rate for its services, whether its costs in distributing Class B and Class C shares and servicing accounts are more or less than the amounts paid by the Fund under the plan for the period for which the fee is paid. The types of services that recipients provide are similar to the services provided under the Class A service plan, described above.

      The Class B and the Class C Plans permit the Distributor to retain both the asset-based sales charges and the service fees or to pay recipients the service fee on a quarterly basis, without payment in advance. Currently, the Board of Trustees has not authorized the payment of the service fee.


    The Distributor retains the asset-based sales charge on Class B shares. The Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding. It pays the asset-based sales charge as an ongoing commission to the recipient on Class C shares outstanding for a year or more. If a dealer has a special agreement with the Distributor, the Distributor will pay the Class B and/or Class C asset-based sales charge to the dealer quarterly in lieu of paying the sales commissions in advance at the time of purchase.

      The asset-based sales charges on Class B and Class C shares allow investors to buy shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares. The Fund pays the asset-based sales charges to the Distributor for its services rendered in distributing Class B and Class C shares. The payments are made to the Distributor in recognition that the Distributor: o pays sales commissions to authorized brokers and dealers at the time of sale and pays service fees as described above,

     o may finance payment of sales commissions and/or the advance of the service fee payment to recipients under the plans, or may provide such financing from its own resources or from the resources of an affiliate,

     o employs personnel to support distribution of Class B and Class C shares, and

     o bears the costs of sales literature, advertising and prospectuses (other than those furnished to current shareholders) and state "blue sky" registration fees and certain other distribution expenses.

      The Distributor's actual expenses in selling Class B and Class C shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and from the Fund under the plans. If either the Class B or the Class C plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the plan was terminated. All payments under the Class B and the Class C plans are subject to the limitations imposed by the Conduct Rules of the National Association of Securities Dealers, Inc. on payments of asset-based sales charges and service fees.

--------------------------------------------------------------------------------
      Distribution Fees Paid to the Distributor for the Year Ended 7/31/99
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                                                Distributor's
                                            Distributor's       Unreimbursed
              Total          Amount         Aggregate           Expenses as %
              Payments       Retained by    Unreimbursed        of Net Assets
Class:        Under Plan     Distributor    Expenses Under Plan of Class
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class B Plan    $1,273,035     $1,272,990           $0                NONE

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class C Plan     $278,656       $278,567            $0                NONE

--------------------------------------------------------------------------------

1. Includes $0 paid to an affiliate of the Distributor's parent company. 2. Includes $0 paid to an affiliate of the Distributor's parent company.


                              Performance of the Fund

Explanation of Performance Terminology. The Fund uses a variety of terms to illustrate its performance. These terms include "yield," "compounded effective yield" and "average annual total return." An explanation of how yields and total returns are calculated is set forth below. The charts below show the Fund's performance as of the Fund's most recent fiscal year end. You can obtain current performance information by calling the Fund's Transfer Agent at 1-800-525-7048 or by visiting the OppenheimerFunds Internet web site at http://www.oppenheimerfunds.com.

      The Fund's illustrations of its performance data in advertisements must comply with rules of the Securities and Exchange Commission. Those rules describe the types of performance data that may be used and how it is to be calculated. If the fund shows total returns in addition to its yields, the returns must be for the 1-, 5- and 10-year periods ending as of the most recent calendar quarter prior to the publication of the advertisement (or its submission for publication).

      Use of standardized performance calculations enables an investor to compare the Fund's performance to the performance of other funds for the same periods. However, a number of factors should be considered before using the Fund's performance information as a basis for comparisons with other investments:
   Yields and total returns measure the performance of a hypothetical account in the Fund over various periods and do not show the performance of each shareholder's account. Your account's performance will vary from the model performance data if your dividends are received in cash, or you buy or sell shares during the period, or you bought your shares at a different time than the shares used in the model.
   An investment in the Fund is not insured by the FDIC or any other government agency.

     The Fund's yield is not fixed or guaranteed and will fluctuate. Yields and total returns for any given past period represent historical performance information and are not, and should not be considered, a prediction of future yields or returns.


      O Yields. The Fund's current yield is calculated for a seven-day period of time as follows. First, a base period return is calculated for the seven-day period by determining the net change in the value of a hypothetical pre-existing account having one share at the beginning of the seven-day period. The change includes dividends declared on the original share and dividends declared on any shares purchased with dividends on that share, but such dividends are adjusted to exclude any realized or unrealized capital gains or losses affecting the dividends declared. Next, the base period return is multiplied by 365/7 to obtain the current yield to the nearest hundredth of one percent.

      The compounded effective yield for a seven-day period is calculated by (1) adding 1 to the base period return (obtained as described above),

   (2)                 raising the sum to a power equal to 365 divided by 7, and
   (3)                  subtracting 1 from the result.


      The yield as calculated above may vary for accounts less than approximately $100 in value due to the effect of rounding off each daily dividend to the nearest full cent. The calculation of yield under either procedure described above does not take into consideration any realized or unrealized gains or losses on the Fund's portfolio securities which may affect dividends. Therefore, the return on dividends declared during a period may not be the same on an annualized basis as the yield for that period.

     [_] Total Return Information. There are different types of "total returns" to measure the Fund's performance. Total return is the change in value of a hypothetical investment in the Fund over a given period, assuming that all dividends and capital gains distributions are reinvested in additional shares and that the investment is redeemed at the end of the period. The cumulative total return measures the change in value over the entire period (for example, ten years). An average annual total return shows the average rate of return for each year in a period that would produce the cumulative total return over the entire period. However, average annual total returns do not show actual year-by-year performance. The Fund uses standardized calculations for its total returns as prescribed by the SEC. The methodology is discussed below.

      |_| Average Annual Total Return. The "average annual total return" of each class is an average annual compounded rate of return for each year in a specified number of years. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n") to achieve an Ending Redeemable Value ("ERV" in the formula) of that investment, according to the following formula:

                 1/n
            (ERV)
            (---)   -1 = Average Annual Total Return
            ( P )


      |_| Cumulative Total Return. The "cumulative total return" calculation measures the change in value of a hypothetical investment of $1,000 over an entire period of years. Its calculation uses some of the same factors as average annual total return, but it does not average the rate of return on an annual basis.
Cumulative total return is determined as follows:

            ERV - P
            ------- = Total Return
               P


--------------------------------------------------------------------------------
                    Yield       Compounded     Average Annual Total Returns (at
                   (7 days    Effective Yield              7/31/99)
                    ended      (7 days ended
                   7/31/99)      7/31/99)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                        10 Years
                                               1-Year    5 Years   -------------
                                                                     (or life of
                                                                      the class,
                                                                        if less)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 Class A Shares     4.16%          4.25%        4.30%     4.51%       4.57%1

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 Class B Shares     3.59%          3.65%        3.72%     3.90%       3.56%2

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 Class C Shares     3.61%          3.67%        3.73%     3.93%       3.66%3

--------------------------------------------------------------------------------

1.    Inception of Class A shares: 1/3/89. Performance is for 10 years.
2.    Inception of Class B shares:  8/17/93
3.    Inception of Class C shares:  12/1/93


O Other Performance Comparisons. Yield information may be useful to investors in reviewing the Fund's performance. The Fund may make comparisons between its yield and that of other investments, by citing various indices such as The Bank Rate Monitor National Index (provided by Bank Rate MonitorJ) which measures the average rate paid on bank money market accounts, NOW accounts and certificates of deposits by the 100 largest banks and thrifts in the top ten metro areas. When comparing the Fund's yield with that of other investments, investors should understand that certain other investment alternatives such as certificates of deposit, U.S. government securities, money market instruments or bank accounts may provide fixed yields and may be insured or guaranteed.

      From time to time, the Fund may include in its advertisements and sales literature performance information about the Fund cited in other newspapers and periodicals, such as The New York Times, which may include performance quotations from other sources.

      From time to time, the Fund's Manager may publish rankings or ratings of the Manager (or the Transfer Agent) or the investor services provided by them to shareholders of the Oppenheimer funds, other than performance rankings of the Oppenheimer funds themselves. Those ratings or rankings of investor/shareholder services by third parties may compare the services of the Oppenheimer funds to those of other mutual fund families selected by the rating or ranking services. They may be based on the opinions of the rating or ranking service itself, based on its research or judgment, or based on surveys of investors, brokers, shareholders or others.

                          A B O U T Y O U R A C C O U N T

                                 How to Buy Shares

Additional information is presented below about the methods that can be used to buy shares of the Fund. Appendix C contains more information about the special sales charge arrangements offered by the Fund, and the circumstances in which sales charges may be reduced or waived for certain classes of investors.

AccountLink. When shares are purchased through AccountLink, each purchase must be at least $25.00. Shares will be purchased on the regular business day the Distributor is instructed to initiate the Automated Clearing House ("ACH") transfer to buy shares. Dividends will begin to accrue on shares purchased by the proceeds of ACH transfers on the business day the Fund receives Federal Funds for the purchase through the ACH system before the close of The New York Stock Exchange. The Exchange normally closes at 4:00 P.M., but may close earlier on certain days. If Federal Funds are received on a business day after the close of the Exchange, the shares will be purchased and dividends will begin to accrue on the next regular business day. The proceeds of ACH transfers are normally received by the Fund 3 days after the transfers are initiated. The Distributor and the Fund are not responsible for any delays in purchasing shares resulting from delays in ACH transmissions.


Asset Builder Plans. To establish an Asset Builder Plan to buy shares directly from a bank account, you must enclose a check (the minimum is $25) for the initial purchase with your application. Shares purchased by Asset Builder Plan payments from bank accounts are subject to the redemption restrictions for recent purchases described in the Prospectus. Asset Builder Plans are available only if your bank is an ACH member. Asset Builder Plans may not be used to buy shares for OppenheimerFunds employee-sponsored qualified retirement accounts. Asset Builder Plans also enable shareholders of Oppenheimer Cash Reserves to use their account in that fund to make monthly automatic purchases of shares of up to four other Oppenheimer funds.

      If you make payments from your bank account to purchase shares of the Fund, your bank account will be debited automatically. Normally the debit will be made two business days prior to the investment dates you selected on your Application. Neither the Distributor, the Transfer Agent nor the Fund shall be responsible for any delays in purchasing shares that result from delays in ACH transmissions.

            Before you establish Asset Builder payments, you should obtain a prospectus of the selected fund(s) from your financial advisor (or the Distributor) and request an application from the Distributor. Complete the application and return it. You may change the amount of your Asset Builder payment or your can terminate these automatic investments at any time by writing to the Transfer Agent. The Transfer Agent requires a reasonable period (approximately 10 days) after receipt of your instructions to implement them. The Fund reserves the right to amend, suspend, or discontinue offering Asset Builder plans at any time without prior notice.


      O The Oppenheimer Funds. The Oppenheimer funds are those mutual funds for which the Distributor acts as the distributor or the sub-Distributor and include the following:

                                        Oppenheimer   Main   Street   California
Oppenheimer Bond Fund                     Municipal Fund
                                        Oppenheimer  Main Street Growth & Income
Oppenheimer Capital Appreciation Fund     Fund

Oppenheimer Capital Preservation Fund     Oppenheimer Main Street Small Cap Fund
Oppenheimer California Municipal Fund     Oppenheimer MidCap Fund
Oppenheimer Champion Income Fund          Oppenheimer Multiple Strategies Fund
Oppenheimer Convertible Securities Fund   Oppenheimer Municipal Bond Fund
Oppenheimer Developing Markets Fund       Oppenheimer New York Municipal Fund
Oppenheimer Disciplined Allocation Fund   Oppenheimer New Jersey Municipal Fund
Oppenheimer Disciplined Value Fund       Oppenheimer Pennsylvania Municipal Fund
Oppenheimer Discovery Fund                 Oppenheimer Quest Balanced Value Fund
                                        Oppenheimer  Quest  Capital  Value Fund,
Oppenheimer Enterprise Fund               Inc.
                                        Oppenheimer  Quest  Global  Value  Fund,
Oppenheimer Capital Income Fund           Inc.
Oppenheimer Europe Fund Oppenheimer Quest Opportunity Value Fund Oppenheimer Florida Municipal Fund Oppenheimer Quest Small Cap Value Fund Oppenheimer Global Fund Oppenheimer Quest Value Fund, Inc. Oppenheimer Global Growth & Income Fund Oppenheimer Real Asset Fund Oppenheimer Gold & Special Minerals Fund Oppenheimer Senior Floating Rate Fund Oppenheimer Growth Fund Oppenheimer Strategic Income Fund Oppenheimer High Yield Fund Oppenheimer Total Return Fund, Inc. Oppenheimer Insured Municipal Fund Oppenheimer Trinity Core Fund Oppenheimer Intermediate Municipal Fund Oppenheimer Trinity Growth Fund Oppenheimer International Bond
Fund Oppenheimer Trinity Value Fund Oppenheimer International Growth Fund Oppenheimer U.S. Government Trust Oppenheimer International Small Company Fund Oppenheimer World Bond Fund Oppenheimer Large Cap Growth Fund Limited-Term New York Municipal Fund Oppenheimer Limited-Term Government Fund Rochester Fund Municipals


and the following money market funds:

Centennial America Fund, L. P.            Centennial New York Tax Exempt Trust
Centennial California Tax Exempt Trust    Centennial Tax Exempt Trust
Centennial Government Trust               Oppenheimer Cash Reserves
Centennial Money Market Trust             Oppenheimer Money Market Fund, Inc.

      There is an initial sales charge on the purchase of Class A shares of each of the Oppenheimer funds described above except the Fund and the money market funds. Under certain circumstances described in this Statement of Additional Information, redemption proceeds of certain money market fund shares may be subject to a contingent deferred sales charge.

Classes of Shares. Each class of shares of the Fund represents an interest in the same portfolio of investments of the Fund. However, each class has different shareholder privileges and features. The net income attributable to Class B or Class C shares and the dividends payable on Class B or Class C shares will be reduced by incremental expenses borne solely by that class. Those expenses include the asset-based sales charges to which Class B and Class C are subject.

      The Distributor will not accept any order in the amount of $500,000 or more for Class B shares or $1 million or more for Class C shares on behalf of a single investor (not including dealer "street name" or omnibus accounts). That is because generally it will be more advantageous for that investor to purchase Class A shares of the Fund.


      |_| Class B Conversion. The conversion of Class B shares to Class A shares after six years is subject to the continuing availability of a private letter ruling from the Internal Revenue Service, or an opinion of counsel or a tax adviser, to the effect that the conversion of Class B shares does not constitute a taxable event for the shareholder under federal income tax law. If such a revenue ruling or opinion is no longer available, the automatic conversion feature may be suspended, in which event no further conversions of Class B shares would occur while that suspension remained in effect. Although Class B shares could then be exchanged for Class A shares on the basis of relative net asset value of the two classes, without the imposition of a sales charge or fee, such exchange could constitute a taxable event for the shareholder, and absent an exchange, Class B shares might continue to be subject to the asset-based sales charge for longer than six years.

      |_| Allocation of Expenses. The Fund pays expenses related to its daily operations, such as custodian bank fees, Trustees' fees, transfer agency fees, legal fees and auditing costs. Those expenses are paid out of the Fund's assets and are not paid directly by shareholders. However, those expenses reduce the net asset value of shares, and therefore are indirectly borne by shareholders through their investment.

      The methodology for calculating the net asset value, dividends and distributions of the Fund's share classes recognizes two types of expenses. General expenses that do not pertain specifically to any one class are allocated pro rata to the shares of all classes. The allocation is based on the percentage of the Fund's total assets that is represented by the assets of each class, and then equally to each outstanding share within a given class. Such general expenses include management fees, legal, bookkeeping and audit fees, printing and mailing costs of shareholder reports, Prospectuses, Statements of Additional Information and other materials for current shareholders, fees to unaffiliated Trustees, custodian bank expenses, share issuance costs, organization and start-up costs, interest, taxes and brokerage commissions, and non-recurring expenses, such as litigation costs.


      Other expenses that are directly attributable to a particular class are allocated equally to each outstanding share within that class. Examples of such expenses include distribution and service plan fees, transfer and shareholder servicing agent fees and expenses and shareholder meeting expenses (to the extent that such expenses pertain only to a specific class).

Determination of Net Asset Value Per Share. The net asset value per share of the Fund is determined as of the close of business of The New York Stock Exchange (the "Exchange") on each day that the Exchange is open, by dividing the value of the Fund's net assets by the total number of shares outstanding. The Exchange normally closes at 4:00 P.M., New York time, but may close earlier on some days (for example, in case of weather emergencies or on days falling before a holiday). The Exchange's most recent annual announcement (which is subject to change) states that it will close on New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. It may also close on other days.


      The Fund's Board of Trustees has adopted the amortized cost method to value the Fund's portfolio securities. Under the amortized cost method, a security is valued initially at its cost and its valuation assumes a constant amortization of any premium or accretion of any discount, regardless of the impact of fluctuating interest rates on the market value of the security. This method does not take into consideration any unrealized capital gains or losses on securities. While this method provides certainty in valuing securities, in certain periods the value of a security determined by amortized cost may be higher or lower than the price the Fund would receive if it sold the security.

     The Fund's Board of Trustees has established procedures reasonably designed to stabilize the Fund's net asset value at $1.00 per share. Those procedures include a review of the Fund's portfolio holdings by the Board of Trustees, at intervals it deems appropriate, to determine whether the Fund's net asset value calculated by using available market quotations deviates from $1.00 per share based on amortized cost.

      The Board of Trustees will examine the extent of any deviation between the Fund's net asset value based upon available market quotations and amortized cost. If the Fund's net asset value were to deviate from $1.00 by more than 0.5%, Rule 2a-7 requires the Board of Trustees to consider what action, if any, should be taken. If they find that the extent of the deviation may cause a material dilution or other unfair effects on shareholders, the Board of Trustees will take whatever steps it considers appropriate to eliminate or reduce the dilution, including, among others, withholding or reducing dividends, paying dividends from capital or capital gains, selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten the average maturity of the portfolio, or calculating net asset value per share by using available market quotations.

      During periods of declining interest rates, the daily yield on shares of the Fund may tend to be lower (and net investment income and dividends higher) than those of a fund holding the identical investments as the Fund but which used a method of portfolio valuation based on market prices or estimates of market prices. During periods of rising interest rates, the daily yield of the Fund would tend to be higher and its aggregate value lower than that of an identical portfolio using market price valuation.


How to Sell Shares

The information below supplements the terms and conditions for redeeming shares set forth in the Prospectus.


Checkwriting. When a check is presented to the bank for clearance, the bank will ask the Fund to redeem a sufficient number of full and fractional shares in the shareholder's account to cover the amount of the check. This enables the shareholder to continue receiving dividends on those shares until the check is presented to the Fund. Checks may not be presented for payment at the offices of the bank or the Fund's custodian bank. This limitation does not affect the use of checks for the payment of bills or to obtain cash at other banks. The Fund reserves the right to amend, suspend or discontinue offering checkwriting privileges at any time without prior notice.

      In choosing to take advantage of the checkwriting privilege, by signing the account application or by completing a checkwriting card, each individual who signs: (1) for individual accounts, represents that they are the registered owner(s) of the shares of the Fund in that account;
(2) for accounts for corporations, partnerships, trusts and other entities, represents that they are an officer, general partner, trustee or other fiduciary or agent, as applicable, duly authorized to act on behalf of the registered owner(s);
(3) authorizes the Fund, its Transfer Agent and any bank through which the Fund's drafts (checks) are payable to pay all checks drawn on the Fund account of such person(s) and to redeem a sufficient amount of shares from that account to cover payment of each check;

    (4) specifically acknowledges that if they choose to permit checks to be honored if there is a single signature on checks drawn against joint accounts, or accounts for corporations, partnerships, trusts or other entities, the signature of any one signatory on a check will be sufficient to authorize payment of that check and redemption from the account, even if that account is registered in the names of more than one person or more than one authorized signature appears on the checkwriting card or the application, as applicable;
(5) understands that the checkwriting privilege may be terminated or amended at any time by the Fund and/or the Fund's bank; and

(6) acknowledges and agrees that neither the Fund nor its bank shall incur any liability for that amendment or termination of checkwriting privileges or for redeeming shares to pay checks reasonably believed by them to be genuine, or for returning or not paying checks that have not been accepted for any reason.


Reinvestment Privilege. Within six months of a redemption, a shareholder may reinvest all or part of the redemption proceeds of Class A shares that were purchased by exchange of Class A shares of another Oppenheimer fund on which an initial sales charge was paid or Class A or Class B shares on which a contingent deferred sales charge was paid.


      The reinvestment may be made without sales charge only in Class A shares of any of the other Oppenheimer funds into which shares of the Fund are exchangeable as described in "How to Exchange Shares" below. Reinvestment will be at the net asset value next computed after the Transfer Agent receives the reinvestment order. The shareholder must ask the Transfer Agent for that privilege at the time of reinvestment. This privilege does not apply to Class C shares. The Fund may amend, suspend or cease offering this reinvestment privilege at any time as to shares redeemed after the date of such amendment, suspension or cessation.

      Any capital gain that was realized when the shares were redeemed is taxable, and reinvestment will not alter any capital gains tax payable on that gain. If there has been a capital loss on the redemption, some or all of the loss may not be tax deductible, depending on the timing and amount of the reinvestment. Under the Internal Revenue Code, if the redemption proceeds of Fund shares on which a sales charge was paid are reinvested of another of the Oppenheimer funds within 90 days of payment of the sales charge, the shareholder's basis in the shares of the Fund that were redeemed may not include the amount of the sales charge paid. That would reduce the loss or increase the gain recognized from the redemption. However, in that case the sales charge would be added to the basis of the shares acquired by the reinvestment of the redemption proceeds.

Transfers of Shares. A transfer of shares to a different registration is not an event that triggers the payment of sales charges. Therefore, shares are not subject to the payment of a contingent deferred sales charge of any class at the time of transfer to the name of another person or entity. It does not matter whether the transfer occurs by absolute assignment, gift or bequest, as long as it does not involve, directly or indirectly, a public sale of the shares. When shares subject to a contingent deferred sales charge are transferred, the transferred shares will remain subject to the contingent deferred sales charge. It will be calculated as if the transferee shareholder had acquired the transferred shares in the same manner and at the same time as the transferring shareholder.

      If less than all shares held in an account are transferred, and some but not all shares in the account would be subject to a contingent deferred sales charge if redeemed at the time of transfer, the priorities described in the Prospectus under "How to Buy Shares" for the imposition of the Class B or Class C contingent deferred sales charge will be followed in determining the order in which shares are transferred.


Sending Redemption Proceeds by Federal Funds Wire. The Federal Funds wire of redemptions proceeds may be delayed if the Fund's custodian bank is not open for business on a day when the Fund would normally authorize the wire to be made, which is usually the Fund's next regular business day following the redemption. In those circumstances, the wire will not be transmitted until the next bank business day on which the Fund is open for business. No dividends will be paid on the proceeds of redeemed shares awaiting transfer by Federal Funds wire.


Distributions From Retirement Plans. Requests for distributions from OppenheimerFunds-sponsored IRAs, 403(b)(7) custodial plans, 401(k) plans or pension or profit-sharing plans should be addressed to "Trustee, OppenheimerFunds Retirement Plans," c/o the Transfer Agent at its address listed in "How To Sell Shares" in the Prospectus or on the back cover of this Statement of Additional Information. The request must (1) state the reason for the distribution; (2) state the owner's awareness of tax penalties if the distribution is premature; and
(3) conform to the requirements of the plan and the Fund's other redemption requirements.

     Participants (other than self-employed persons) in OppenheimerFunds-sponsored pension or profit-sharing plans with shares of the Fund held in the name of the plan or its fiduciary may not directly request redemption of their accounts. The plan administrator or fiduciary must sign the request.

      Distributions from pension and profit sharing plans are subject to special requirements under the Internal Revenue Code and certain documents (available from the Transfer Agent) must be completed and submitted to the Transfer Agent before the distribution may be made. Distributions from retirement plans are subject to withholding requirements under the Internal Revenue Code, and IRS Form W-4P (available from the Transfer Agent) must be submitted to the Transfer Agent with the distribution request, or the distribution may be delayed. Unless the shareholder has provided the Transfer Agent with a certified tax identification number, the Internal Revenue Code requires that tax be withheld from any distribution even if the shareholder elects not to have tax withheld. The Fund, the Manager, the Distributor, and the Transfer Agent assume no responsibility to determine whether a distribution satisfies the conditions of applicable tax laws and will not be responsible for any tax penalties assessed in connection with a distribution.

Special Arrangements for Repurchase of Shares from Dealers and Brokers. The Distributor is the Fund's agent to repurchase its shares from authorized dealers or brokers on behalf of their customers. Shareholders should contact their broker or dealer to arrange this type of redemption. The repurchase price per share will be the net asset value next computed after the Distributor receives the order placed by the dealer or broker. However, if the Distributor receives a repurchase order from a dealer or broker after the close of The New York Stock Exchange on a regular business day, it will be processed at that day's net asset value if the order was received by the dealer or broker from its customers prior to the time the Exchange closes. Normally the Exchange closes at 4:00 P.M. Additionally, the order must have been transmitted to and received by the Distributor prior to its close of business that day (normally 5:00 P.M.).

      Ordinarily, for accounts redeemed by a broker-dealer under this procedure, payment will be made within three business days after the shares have been redeemed upon the Distributor's receipt of the required redemption documents in proper form. The signature(s) of the registered owner(s) on the redemption document must be guaranteed as described in the Prospectus.

Automatic Withdrawal and Exchange Plans. Investors owning shares of the Fund valued at $5,000 or more can authorize the Transfer Agent to redeem shares (having a value of at least $50) automatically on a monthly, quarterly, semi-annual or annual basis under an Automatic Withdrawal Plan. Shares will be redeemed three business days prior to the date requested by the shareholder for receipt of the payment. Automatic withdrawals of up to $1,500 per month may be requested by telephone if payments are to be made by check payable to all shareholders of record. Payments must also be sent to the address of record for the account and the address must not have been changed within the prior 30 days. Required minimum distributions from OppenheimerFunds-sponsored retirement plans may not be arranged on this basis.


      Payments are normally made by check, but shareholders having AccountLink privileges may arrange to have Automatic Withdrawal Plan payments transferred to the bank account designated on the account application or signature-guaranteed instructions sent to the Transfer Agent. Shares are normally redeemed pursuant to an Automatic Withdrawal Plan three business days before the payment transmittal date you select in the account application. If a contingent deferred sales charge applies to the redemption, the amount of the check or payment will be reduced accordingly. The Fund cannot guarantee receipt of a payment on the date requested and reserves the right to amend, suspend or discontinue offering such plans at any time without prior notice.


      By requesting an Automatic Withdrawal or Exchange Plan, the shareholder agrees to the terms and conditions applicable to such plans as stated below. These provisions may be amended from time to time by the Fund and/or the Distributor. When adopted, any amendments will automatically apply to existing Plans.


      O Automatic Exchange Plans. Shareholders can authorize the Transfer Agent to exchange a pre-determined amount of shares of the Fund for shares (of the same class) of other Oppenheimer funds automatically on a monthly, quarterly, semi-annual or annual basis under an Automatic Exchange Plan. The minimum amount that may be exchanged to each other fund account is $25. Instructions should be provided on the account application or signature-guaranteed instructions. Exchanges made under these plans are subject to the restrictions that apply to exchanges as set forth in "How to Exchange Shares" in the Prospectus and below in this Statement of Additional Information.


      O Automatic Withdrawal Plans. Fund shares will be redeemed as necessary to meet withdrawal payments. Shares acquired without a sales charge will be redeemed first. Shares acquired with reinvested dividends and capital gains distributions will be redeemed next, followed by shares acquired with a sales charge, to the extent necessary to make withdrawal payments. Depending upon the amount withdrawn, the investor's principal may be depleted. Payments made under withdrawal plans should not be considered as a yield or income on your investment.

      The Transfer Agent will administer the investor's Automatic Withdrawal Plan as agent for the shareholder (the "Planholder") who executed the Plan authorization and application submitted to the Transfer Agent. Neither the Transfer Agent nor the Fund shall incur any liability to the Planholder for any action taken or not taken by the Transfer Agent in good faith to administer the Plan. Share certificates will not be issued for shares of the Fund purchased for and held under the Plan, but the Transfer Agent will credit all such shares to the account of the Planholder on the records of the Fund. Any share certificates held by a Planholder may be surrendered unendorsed to the Transfer Agent with the Plan application so that the shares represented by the certificate may be held under the Plan.

      For accounts subject to Automatic Withdrawal Plans, distributions of capital gains must be reinvested in shares of the Fund, which will be done at net asset value without a sales charge. Dividends on shares held in the account may be paid in cash or reinvested.

      Shares will be redeemed to make withdrawal payments at the net asset value per share determined on the redemption date. Checks or AccountLink payments of the proceeds of Plan withdrawals will normally be transmitted three business days prior to the date selected for receipt of the payment according to the choice specified in writing by the Planholder. Receipt of payment on the date selected cannot be guaranteed.

      The amount and the interval of disbursement payments and the address to which checks are to be mailed or AccountLink payments are to be sent may be changed at any time by the Planholder by writing to the Transfer Agent. The Planholder should allow at least two weeks' time in mailing such notification for the requested change to be put in effect. The Planholder may, at any time, instruct the Transfer Agent by written notice (in proper form in accordance with the requirements of the then-current Prospectus of the Fund) to redeem all, or any part of, the shares held under the Plan. In that case, the Transfer Agent will redeem the number of shares requested at the net asset value per share in effect in accordance with the Fund's usual redemption procedures and will mail a check for the proceeds to the Planholder.

      The Planholder may terminate a Plan at any time by writing to the Transfer Agent. The Fund may also give directions to the Transfer Agent to terminate a Plan. The Transfer Agent will also terminate a Plan upon its receipt of evidence satisfactory to it that the Planholder has died or is legally incapacitated. Upon termination of a Plan by the Transfer Agent or the Fund, shares that have not been redeemed from the account will be held in uncertificated form in the name of the Planholder. The account will continue as a dividend-reinvestment, uncertificated account unless and until proper instructions are received from the Planholder, his or her executor or guardian, or another authorized person.

      To use shares held under the Plan as collateral for a debt, the Planholder may request issuance of a portion of the shares in certificated form. Upon written request from the Planholder, the Transfer Agent will determine the number of shares for which a certificate may be issued without causing the withdrawal checks to stop. However, should such uncertificated shares become exhausted, Plan withdrawals will terminate.

      If the Transfer Agent ceases to act as transfer agent for the Fund, the Planholder will be deemed to have appointed any successor transfer agent to act as agent in administering the Plan.

How to Exchange Shares

As stated in the Prospectus, shares of a particular class of Oppenheimer funds having more than one class of shares may be exchanged only for shares of the same class of other Oppenheimer funds. Shares of Oppenheimer Money Market Fund, Inc. are deemed to be "Class A Shares" for this purpose. You can obtain a current list of funds showing which funds offer which classes by calling the Distributor at 1-800-525-7048.


   Allof the  Oppenheimer  funds  currently offer Class A, B and C shares except
      Oppenheimer Money Market Fund, Inc., Centennial Money Market Trust, Centennial Tax Exempt Trust, Centennial Government Trust, Centennial New York Tax Exempt Trust, Centennial California Tax Exempt Trust, and Centennial America Fund, L.P., which only offer Class A shares.
Oppenheimer Main Street California Municipal Fund currently offers only Class A and Class B shares.
   Class B and Class C shares of Oppenheimer Cash Reserves are generally available only by exchange from the same class of shares of other Oppenheimer funds or through OppenheimerFunds-sponsored 401(k) plans.
   Only certain Oppenheimer funds currently offer Class Y shares. Class Y shares of Oppenheimer Real Asset Fund may not be exchanged for shares of any other fund.
o Class M shares of Oppenheimer Convertible Securities Fund may be exchanged only for Class A shares of other Oppenheimer funds. They may not be acquired by exchange of shares of any class of any other Oppenheimer funds except Class A shares of Oppenheimer Money Market Fund or Oppenheimer Cash Reserves acquired by exchange of Class M shares.
o Class A shares of Senior Floating Rate Fund are not available by exchange of Class A shares of other Oppenheimer funds. Class A shares of Senior Floating Rate Fund that are exchanged for shares of the other Oppenheimer funds may not be exchanged back for Class A shares of Senior Floating Rate Fund.
o Class X shares of Limited Term New York Municipal Fund can be exchanged only for Class B shares of other Oppenheimer funds and no exchanges may be made to Class X shares.
o Shares of Oppenheimer Capital Preservation Fund may not be exchanged for shares of Oppenheimer Money Market Fund, Inc., Oppenheimer Cash Reserves or Oppenheimer Limited-Term Government Fund. Only participants in certain retirement plans may purchase shares of Oppenheimer Capital Preservation Fund, and only those participants may exchange shares of other Oppenheimer funds for shares of Oppenheimer Capital Preservation Fund.

      Class A shares of Oppenheimer funds may be exchanged at net asset value for shares of any money market fund offered by the Distributor. Shares of any money market fund purchased without a sales charge may be exchanged for shares of Oppenheimer funds offered with a sales charge upon payment of the sales charge. They may also be used to purchase shares of Oppenheimer funds subject to an early withdrawal charge or contingent deferred sales charge.

      Shares of Oppenheimer Money Market Fund, Inc. purchased with the redemption proceeds of shares of other mutual funds (other than funds managed by the Manager or its subsidiaries) redeemed within the 30 days prior to that purchase may subsequently be exchanged for shares of other Oppenheimer funds without being subject to an initial sales charge or contingent deferred sales charge. To qualify for that privilege, the investor or the investor's dealer must notify the Distributor of eligibility for this privilege at the time the shares of Oppenheimer Money Market Fund, Inc. are purchased. If requested, they must supply proof of entitlement to this privilege.

      Shares of the Fund acquired by reinvestment of dividends or distributions from any of the other Oppenheimer funds or from any unit investment trust for which reinvestment arrangements have been made with the Distributor may be exchanged at net asset value for shares of any of the Oppenheimer funds.

      The Fund may amend, suspend or terminate the exchange privilege at any time. Although the Fund may impose these changes at any time, it will provide you with notice of those changes whenever it is required to do so by applicable law. It may be required to provide 60 days notice prior to materially amending or terminating the exchange privilege. That 60 day notice is not required in extraordinary circumstances.


      |_| How Exchanges Affect Contingent Deferred Sales Charges. No contingent deferred sales charge is imposed on exchanges of shares of any class purchased subject to a contingent deferred sales charge. However, when Class A shares of this Fund acquired by exchange of Class A shares of other Oppenheimer funds purchased subject to a Class A contingent deferred sales charge are redeemed within 18 months of the end of the calendar month of the initial purchase of the exchanged Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares. The Class B contingent deferred sales charge is imposed on Class B shares acquired by exchange if they are redeemed within 6 years of the initial purchase of the exchanged Class B shares. The Class C contingent deferred sales charge is imposed on Class C shares acquired by exchange if they are redeemed within 12 months of the initial purchase of the exchanged Class C shares.

      When Class B or Class C shares are redeemed to effect an exchange, the priorities described in "How To Buy Shares" in the Prospectus for the imposition of the Class B or the Class C contingent deferred sales charge will be followed in determining the order in which the shares are exchanged. Before exchanging shares, shareholders should take into account how the exchange may affect any contingent deferred sales charge that might be imposed in the subsequent redemption of remaining shares. Shareholders owning shares of more than one class must specify which class of shares they wish to exchange.

      |_| Limits on Multiple Exchange Orders. The Fund reserves the right to reject telephone or written exchange requests submitted in bulk by anyone on behalf of more than one account. The Fund may accept requests for exchanges of up to 50 accounts per day from representatives of authorized dealers that qualify for this privilege.

      |_| Telephone Exchange Requests. When exchanging shares by telephone, a shareholder must have an existing account in the fund to which the exchange is to be made. Otherwise, the investor must obtain a prospectus of that fund before the exchange request may be submitted. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations), shareholders might not be able to request exchanges by telephone and would have to submit written exchange requests.


      |_| Processing Exchange Requests. Shares to be exchanged are redeemed on the regular business day the Transfer Agent receives an exchange request in proper form (the "Redemption Date"). Normally, shares of the fund to be acquired are purchased on the Redemption Date, but such purchases may be delayed by either fund up to five business days if it determines that it would be disadvantaged by an immediate transfer of the redemption proceeds. The Fund reserves the right, in its discretion, to refuse any exchange request that may disadvantage it (for example, if the receipt of multiple exchange requests from a dealer might require the disposition of portfolio securities at a time or at a price that might be disadvantageous to the Fund). When you exchange some or all of your shares from one fund to another, any special account features such as an Asset Builder Plan or an Automatic Withdrawal Plan, will be switched to the new account unless you tell the Transfer Agent not to do so. However, special redemption and exchange features cannot be switched to an account in Oppenheimer Senior Floating Rate Fund.


      In connection with any exchange request, the number of shares exchanged may be less than the number requested if the exchange or the number requested would include shares subject to a restriction cited in the Prospectus or this Statement of Additional Information or would include shares covered by a share certificate that is not tendered with the request. In those cases, only the shares available for exchange without restriction will be exchanged.


      The different Oppenheimer funds available for exchange have different investment objectives, policies and risks. A shareholder should assure that the fund selected is appropriate for his or her investment and should be aware of the tax consequences of an exchange. For federal income tax purposes, an exchange transaction is treated as a redemption of shares of one fund and a purchase of shares of another. The Fund, the Distributor, and the Transfer Agent are unable to provide investment, tax or legal advice to a shareholder in connection with an exchange request or any other investment transaction.


                                Dividends and Taxes

The Fund has no fixed dividend rate for Class A, Class B or Class C shares there can be no assurance as to the payment of any dividends or the realization of any capital gains. The dividends and distributions paid by a class of shares will vary from time to time depending on market conditions, the composition of the Fund's portfolio, and expenses borne by the Fund or borne separately by a class. Dividends are calculated in the same manner, at the same time, and on the same day for each class of shares. However, dividends on Class B and Class C shares are expected to be lower than dividends on Class A shares. That is because of the effect of the asset-based sales charge on Class B and Class C shares.

Dividends, distributions and proceeds of the redemption of Fund shares represented by checks returned to the Transfer Agent by the Postal Service as undeliverable will be invested in shares of Oppenheimer Money Market Fund, Inc. Reinvestment will be made as promptly as possible after the return of such checks to the Transfer Agent, to enable the investor to earn a return on otherwise idle funds. Unclaimed accounts may be subject to state escheatment laws, and the Fund and the Transfer Agent will not be liable to shareholders or their representatives for compliance with those laws in good faith.


Tax Status of the Fund's Dividends and Distributions. The federal tax treatment of the Fund's dividends and capital gains distributions is explained in the Prospectus under the caption "Dividends and Taxes." Under the Internal Revenue Code, by December 31 each year, the Fund must distribute 98% of its taxable investment income earned from January 1 through December 31 of that year and 98% of its capital gains realized in the period from November 1 of the prior year through October 31 of the current year. It if does not, the Fund must pay an excise tax on the amounts not distributed. It is presently anticipated that the Fund will meet those requirements. However, the Fund's Board of Trustees and the Manager might determine in a particular year that it would be in the best interest of shareholders for the Fund not to make distributions at the required levels and to pay the excise tax on the undistributed amounts. That would reduce the amount of income or capital gains available for distribution to shareholders. The Fund's dividends will not be eligible for the dividends-received deduction for corporations.

      If the Fund qualifies as a "regulated investment company" under the Internal Revenue Code, it will not be liable for federal income taxes on amounts paid by it as dividends and distributions. That qualification enables the Fund to "pass through" its income and realized capital gains to shareholders without having to pay tax on them. The Fund qualified as a regulated investment company in its last fiscal year and intends to qualify in future years, but reserves the right not to qualify. The Internal Revenue Code contains a number of complex tests to determine whether the Fund qualifies. The Fund might not meet those tests in a particular year. If it does not qualify, the Fund will be treated for tax purposes as an ordinary corporation and will receive no tax deduction for payments of dividends and distributions made to shareholders.

Dividend Reinvestment in Another Fund. Shareholders of the Fund may elect to reinvest all dividends and/or capital gains distributions in the same class of any of the other Oppenheimer funds listed above. Reinvestment for Class B and Class C will be made at net asset value without sales charge. Reinvestment for Class A shares will be subject to the initial sales charge of the fund selected. To elect this option, the shareholder must notify the Transfer Agent in writing and must have an existing account in the fund selected for reinvestment. Otherwise, the shareholder first must obtain a prospectus for that fund and an application from the Distributor to establish an account. The investment will be made at net asset value in effect at the close of business on the payable date of the dividend or distribution. Dividends and/or distributions from shares of certain other Oppenheimer funds may be invested in shares of this Fund on the same basis.


                       Additional Information About the Fund

The Transfer Agent. OppenheimerFunds Services, the Fund's Transfer Agent, is a division of the Manager. It is responsible for maintaining the Fund's shareholder registry and shareholder accounting records, and for paying dividends and distributions to shareholders of the Fund. It also handles shareholder servicing and administrative functions. It is paid on a "at-cost" basis.


The Custodian. Citibank, N.A. is the custodian bank of the Fund's assets. The custodian bank's responsibilities include safeguarding and controlling the Fund's portfolio securities and handling the delivery of such securities to and from the Fund. It will be the practice of the Fund to deal with the custodian bank in a manner uninfluenced by any banking relationship the custodian bank may have with the Manager and its affiliates. The Fund's cash balances with the custodian bank in excess of $100,000 are not protected by federal deposit insurance. Those uninsured balances at times may be substantial.


Independent Auditors. Deloitte & Touche LLP are the independent auditors of the Fund. They audit the Fund's financial statements and perform other related audit services. They also act as auditors for certain other funds advised by the Manager and its affiliates.

--------------------------------------------------------------------------------
 INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
The Board of Trustees and Shareholders of
Oppenheimer Cash Reserves:

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Oppenheimer Cash Reserves as of July 31, 1999, the related statement of operations for the year then ended, the statements of changes in net assets for the years ended July 31, 1999 and 1998 and the financial highlights for the period January 1, 1994, to July 31, 1999. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

          We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 1999, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

          In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Oppenheimer Cash Reserves as of July 31, 1999, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods, in conformity with generally accepted accounting principles.




DELOITTE & TOUCHE LLP

Denver, Colorado
August 20, 1999



--------------------------------------------------------------------------------
 STATEMENT OF INVESTMENTS  July 31, 1999
--------------------------------------------------------------------------------



                                                             FACE          VALUE
                                                               AMOUNT        SEE
NOTE 1
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

DIRECT BANK OBLIGATIONS--4.3%
--------------------------------------------------------------------------------
Credit Suisse First Boston, 4.83%, 9/8/99(1)                   $ 7,500,000   $
7,461,762
-------------------------------------------------------------------------------
FCC National Bank, 4.94%, 11/1/99                               10,000,000
10,000,000
--------------------------------------------------------------------------------
Morgan Guaranty Trust Co. of New York, 5.126%, 8/27/99(2)        5,000,000
4,999,621

-----------
Total Direct Bank Obligations
22,461,383

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
LETTERS OF CREDIT--8.1%
--------------------------------------------------------------------------------
Barclays Bank plc, guaranteeing commercial paper of Nacional
Financiera SNC:
4.84%, 8/16/99                                                   6,500,000
6,486,892
4.97%, 11/18/99                                                 10,000,000
9,849,519
--------------------------------------------------------------------------------
Barclays Bank plc, guaranteeing commercial paper of United
Mexican States, 4.97%, 11/17/99                                  7,000,000
6,894,370
--------------------------------------------------------------------------------
Credit Suisse First Boston, guaranteeing commercial paper of
Credit Suisse First Boston International (Guernsey) Ltd.,
4.87%, 9/16/99                                                   7,000,000
6,956,441
--------------------------------------------------------------------------------
Credit Suisse First Boston, guaranteeing commercial paper of
Daewoo International (America) Corp., 4.98%, 9/23/99             7,000,000
6,948,678
-------------------------------------------------------------------------------
First Chicago NBD Corp., guaranteeing commercial paper of
First Chicago Financial Corp., 4.85%, 9/16/99                    5,000,000
4,969,014

-----------
Total Letters of Credit
42,104,914

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
SHORT-TERM NOTES--85.8%
--------------------------------------------------------------------------------
ASSET-BACKED--24.3%
Asset Backed Capital Finance, Inc.:
4.88%, 8/25/99(1)                                                5,000,000
4,983,733
5.14%, 9/8/99(1)                                                10,000,000
9,945,744
--------------------------------------------------------------------------------
Asset Securitization Cooperative, 5.25%, 8/27/99(1)             10,000,000
9,962,083
--------------------------------------------------------------------------------
Atlantis One Funding Corp., 4.93%, 11/18/99(1)                  10,000,000
9,850,730
--------------------------------------------------------------------------------
Beta Finance, Inc.:
4.83%, 10/8/99(1)                                                6,000,000
5,945,260
4.84%, 8/17/99(1)                                                6,500,000
6,486,018
4.87%, 8/24/99(1)                                                2,000,000
1,993,777
--------------------------------------------------------------------------------
Cooperative Assn. of Tractor Dealers, Inc.:
Series A, 4.87%, 9/22/99                                         6,000,000
5,957,793
Series B, 4.88%, 9/20/99                                         4,100,000
4,072,211
Series B, 5.17%, 8/6/99                                          6,000,000
5,995,692
--------------------------------------------------------------------------------
Corporate Asset Funding Co., Inc., 5.11%, 9/20/99(1)            10,000,000
9,929,028
--------------------------------------------------------------------------------
Eureka Securitization, Inc., 5.15%, 9/20/99(1)                  10,000,000
9,928,472
--------------------------------------------------------------------------------
Moat Funding LLC, 5%, 8/30/99(1)                                12,500,000
12,449,653



                          10 Oppenheimer Cash Reserves




                                                             FACE          VALUE
                                                               AMOUNT        SEE
NOTE 1
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

ASSET-BACKED  (CONTINUED)
New Center Asset Trust, 5.17%, 10/28/99                        $ 9,000,000   $
8,886,260
--------------------------------------------------------------------------------
Park Avenue Receivables Corp., 5.33%, 9/9/99(1)                  5,000,000
4,971,129
--------------------------------------------------------------------------------
Preferred Receivables Funding Corp., 5.17%, 10/13/99(1)         10,135,000
10,028,749
--------------------------------------------------------------------------------
Sigma Finance, Inc., 4.77%, 8/2/99(1)                            4,500,000
4,499,404

-----------

125,885,736

--------------------------------------------------------------------------------
BANK HOLDING COMPANIES--2.2%
Bank One Corp., 5.18%, 11/12/99                                  8,000,000
7,881,436
--------------------------------------------------------------------------------
Bankers Trust Co., New York, 4.97%, 11/10/99                     3,700,000
3,648,409

-----------

11,529,845

--------------------------------------------------------------------------------
BEVERAGES--3.3%
Coca-Cola Enterprises, Inc.:
5.18%, 10/4/99(1)                                               10,000,000
9,907,911
5.47%, 1/28/00(1)                                                7,500,000
7,294,875

-----------

17,202,786

--------------------------------------------------------------------------------
BROKER/DEALERS--8.0%
Bear Stearns Cos., Inc.:
5.24%, 8/18/99(2)                                                3,000,000
3,000,000
5.284%, 8/5/99(2)                                                6,000,000
6,003,089
--------------------------------------------------------------------------------
Goldman Sachs Group LP, 5.364%, 9/28/99(1)(2)                   10,000,000
10,003,859
--------------------------------------------------------------------------------
Morgan Stanley Dean Witter & Co., 5.125%, 9/13/99(2)             7,300,000
7,300,000
--------------------------------------------------------------------------------
NationsBanc Montgomery Securities LLC, 5.325%, 8/2/99(2)        15,000,000
15,000,000

-----------

41,306,948

--------------------------------------------------------------------------------
CHEMICALS--1.0%
Henkel Corp., 4.88%, 8/27/99(1)                                  5,000,000
4,982,378
--------------------------------------------------------------------------------
COMMERCIAL FINANCE--9.3%
Countrywide Home Loans, 5.042%, 8/30/99(2)                      10,000,000
10,000,000
--------------------------------------------------------------------------------
FINOVA Capital Corp.:
4.91%, 9/22/99                                                   4,000,000
3,971,631
4.98%, 9/9/99                                                    1,000,000
994,605
5.55%, 2/3/00                                                    6,000,000
5,827,950
6.06%, 10/8/99                                                   3,500,000
3,504,959
--------------------------------------------------------------------------------
Heller Financial, Inc.:
4.90%, 8/12/99                                                   5,000,000
4,992,468
5.149%, 9/9/99(2)                                                5,000,000
5,000,000
5.271%, 9/1/99(2)                                                5,000,000
5,003,425
6.51%, 9/20/99                                                   4,700,000
4,706,564
--------------------------------------------------------------------------------
Safeco Credit Co., 5.16%, 9/17/99                                4,000,000
3,973,053

-----------

47,974,655



                          11 Oppenheimer Cash Reserves


--------------------------------------------------------------------------------
 STATEMENT OF INVESTMENTS  (Continued)
--------------------------------------------------------------------------------



                                                             FACE          VALUE
                                                               AMOUNT        SEE
NOTE 1
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

CONSUMER FINANCE--1.9%
Sears Roebuck Acceptance Corp., 5.16%, 10/21/99                $10,000,000   $
9,883,900
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL--6.0%
Associates Corp. of North America, 7.90%, 10/26/99               7,500,000
7,549,484
--------------------------------------------------------------------------------
General Electric Capital Corp., 5.13%, 8/2/99                   23,500,000
23,496,651

-----------

31,046,135

--------------------------------------------------------------------------------
DIVERSIFIED MEDIA--2.9%
Omnicom Finance, Inc.:
5.14%, 8/17/99(1)                                                5,000,000
4,988,578
5.15%, 8/9/99(1)                                                10,000,000
9,988,555

-----------

14,977,133

--------------------------------------------------------------------------------
INDUSTRIAL SERVICES--1.0%
Atlas Copco AB, 4.98%, 11/1/99(1)                                5,000,000
4,936,367
--------------------------------------------------------------------------------
INSURANCE--14.2%
Aegon Funding Corp.:
5.17%, 11/3/99                                                   7,000,000
6,905,504
5.19%, 11/22/99                                                 10,000,000
9,837,092
--------------------------------------------------------------------------------
AIG Life Insurance Co., 5.22%, 8/2/99(2)(3)                      7,000,000
7,000,000
--------------------------------------------------------------------------------
General American Life Insurance Co., 5.24%, 8/2/99(2)(3)        15,000,000
15,000,000
--------------------------------------------------------------------------------
Pacific Mutual Life Insurance Co., 5.099%, 8/2/99(2)(3)          5,000,000
5,000,000
--------------------------------------------------------------------------------
Protective Life Insurance Co.:
5.25%, 8/2/99(2)                                                 5,000,000
5,000,000
5.27%, 8/2/99(2)                                                10,000,000
10,000,000
5.27%, 8/2/99(2)                                                 5,000,000
5,000,000
--------------------------------------------------------------------------------
Security Benefit Life Insurance Co., 5.27%, 8/2/99              10,000,000
10,000,000

-----------

73,742,596

--------------------------------------------------------------------------------
LEASING & FACTORING--1.3%
American Honda Finance Corp., 5.288%, 10/25/99(2)                7,000,000
6,998,337
--------------------------------------------------------------------------------
MANUFACTURING--2.3%
Eaton Corp., 4.99%, 9/17/99                                     12,000,000
11,921,823
--------------------------------------------------------------------------------
SPECIAL PURPOSE FINANCIAL--5.6% Intrepid Funding Corp.:
4.85%, 8/5/99(1)                                                 6,334,000
6,330,587
4.85%, 11/12/99(1)                                               8,000,000
7,888,989
--------------------------------------------------------------------------------
KZH-KMS Corp., 5.20%, 10/7/99(1)                                10,000,000
9,903,222
--------------------------------------------------------------------------------
RACERS, Series 1998-MM-3-5, 5.226%, 8/2/99(2)(3)                 5,000,000
5,000,000

-----------

29,122,798



                          12 Oppenheimer Cash Reserves




                                                             FACE          VALUE
                                                               AMOUNT        SEE
NOTE 1
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

TELECOMMUNICATIONS: TECHNOLOGY--2.5%
GTE Corp., 5.135%, 9/13/99(2)                                  $13,000,000   $
12,992,775

------------
Total Short-Term Notes
444,504,212

--------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE                                           98.2%
509,070,509
--------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                                        1.8
9,250,341
                                                               -----------
------------
NET ASSETS                                                           100.0%
$518,320,850
                                                               -----------
------------
                                                               -----------
------------



Short-term notes, direct bank obligations and letters of credit are generally traded on a discount basis; the interest rate is the discount rate received by the Fund at the time of purchase. Other securities normally bear interest at the rates shown.

1. Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $184,660,863, or 35.63% of the Fund's net assets, and have been determined to be liquid pursuant to guidelines adopted by the Board of Trustees. 2. Floating or variable rate obligation. The interest rate, which is based on specific, or an index of, market interest rates, is subject to change periodically and is the effective rate on July 31, 1999. This instrument may also have a demand feature which allows, on up to 30 days' notice, the recovery of principal at any time, or at specified intervals not exceeding one year. Maturity date shown represents effective maturity based on variable rate and, if applicable, demand feature. 3. Represents a restricted security which is considered illiquid, by virtue of the absence of a readily available market or because of legal or contractual restrictions on resale. Such securities amount to $32,000,000 or 6.17% of the Fund's net assets. The Fund may not invest more than 10% of its net assets (determined at the time of purchase) in illiquid securities.

See accompanying Notes to Financial Statements.


                          13 Oppenheimer Cash Reserves



--------------------------------------------------------------------------------
 STATEMENT OF ASSETS AND LIABILITIES  July 31, 1999
--------------------------------------------------------------------------------



-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

ASSETS
Investments, at value--see accompanying statement                 $509,070,509
-------------------------------------------------------------------------------
Cash                                                                   278,602
-------------------------------------------------------------------------------
Receivables and other assets:
Shares of beneficial interest sold                                  13,306,542
Interest                                                             1,248,724
Other                                                                   69,720
                                                                  ------------
Total assets                                                       523,974,097

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
LIABILITIES Payables and other liabilities:
Shares of beneficial interest redeemed                               4,660,992
Dividends                                                              674,633
Transfer and shareholder servicing agent fees                          150,437
Shareholder reports                                                     75,249
Distribution and service plan fees                                      45,141
Other                                                                   46,795
                                                                  ------------
Total liabilities                                                    5,653,247

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
NET ASSETS                                                        $518,320,850
                                                                  ------------
                                                                  ------------
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
Paid-in capital                                                   $518,320,459
-------------------------------------------------------------------------------
Accumulated net realized gain on investment transactions                   391
                                                                  ------------
Net assets                                                        $518,320,850
                                                                  ------------
                                                                  ------------



                          14 Oppenheimer Cash Reserves



--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

NET ASSET VALUE PER SHARE
Class A Shares:
Net asset value, redemption price and offering price
per share (based on net assets of $264,631,915 and
264,690,190 shares of beneficial interest outstanding)                    $1.00

--------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $204,081,474 and
204,078,414 shares of beneficial interest outstanding)                    $1.00

--------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $49,607,461and
49,606,525 shares of beneficial interest outstanding)                     $1.00



See accompanying Notes to Financial Statements.


                          15 Oppenheimer Cash Reserves


--------------------------------------------------------------------------------
 STATEMENT OF OPERATIONS  For the Year Ended July 31, 1999
--------------------------------------------------------------------------------



------------------------------------------------------------------------------
------------------------------------------------------------------------------

INVESTMENT INCOME
Interest                                                          $ 24,075,156

------------------------------------------------------------------------------
------------------------------------------------------------------------------
EXPENSES
Management fees--Note 3                                              2,211,132
------------------------------------------------------------------------------
Distribution and service plan fees--Note 3:
Class A                                                                483,594
Class B                                                              1,273,035
Class C                                                                278,656
------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees--Note 3                1,416,706
------------------------------------------------------------------------------
Shareholder reports                                                    203,350
------------------------------------------------------------------------------
Registration and filing fees                                           171,727
------------------------------------------------------------------------------
Custodian fees and expenses                                             21,530
------------------------------------------------------------------------------
Legal, auditing and other professional fees                             13,934
------------------------------------------------------------------------------
Insurance expenses                                                       4,578
------------------------------------------------------------------------------
Trustees' compensation                                                   2,236
------------------------------------------------------------------------------
Other                                                                   34,787
                                                                  ------------
Total expenses                                                       6,115,265
Less expenses paid indirectly--Note 1                                  (11,553)
                                                                  ------------
Net expenses                                                         6,103,712

------------------------------------------------------------------------------
------------------------------------------------------------------------------
NET INVESTMENT INCOME                                               17,971,444

------------------------------------------------------------------------------
------------------------------------------------------------------------------
NET REALIZED GAIN ON INVESTMENTS                                         5,386

------------------------------------------------------------------------------
------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS              $ 17,976,830
                                                                  ------------
                                                                  ------------



See accompanying Notes to Financial Statements.


                          16 Oppenheimer Cash Reserves


--------------------------------------------------------------------------------
 STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------



                                                            YEAR ENDED JULY 31,

1999                    1998
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

OPERATIONS
Net investment income                                         $
17,971,444           $  11,848,711
-------------------------------------------------------------------------------
Net realized gain
5,386                     522

-------------           -------------
Net increase in net assets resulting from operations
17,976,830              11,849,233

--------------------------------------------------------------------------------
-------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
Class A
(10,360,549)             (8,374,810)
Class B
(6,243,315)             (2,871,927)
Class C
(1,367,580)               (601,974)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS Net increase in net assets resulting from beneficial interest transactions--Note 2:
Class A
54,152,037              37,506,804
Class B
124,074,884              25,995,434
Class C
31,505,887               8,976,542

-------------------------------------------------------------------------------
--------------------------------------------------------------------------------
NET ASSETS
Total increase
209,738,194              72,479,302
--------------------------------------------------------------------------------
Beginning of period
308,582,656             236,103,354

-------------           -------------
End of period                                                 $
518,320,850           $ 308,582,656

-------------           -------------

-------------           -------------



See accompanying Notes to Financial Statements.


                          17 Oppenheimer Cash Reserves


--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------



                                      CLASS A

-------------------------------------------------------------------------------

YEAR ENDED
                                 YEAR ENDED JULY
31,                                      DECEMBER 31,
                                      1999        1998           1997
1996(1)        1995           1994
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

PER SHARE OPERATING DATA
Net asset value, beginning
of period                                $1.00       $1.00          $1.00
$1.00          $1.00         $1.00
--------------------------------------------------------------------------------
Income from investment operations:
Net investment income and
net realized gain                          .04         .04
 .04            .03            .05           .03
Dividends and distributions
to shareholders                           (.04)       (.04)          (.04)
(.03)          (.05)         (.03)
--------------------------------------------------------------------------------
Net asset value, end of period           $1.00       $1.00          $1.00
$1.00          $1.00         $1.00
                                         -----       -----          -----
-----          -----         -----
                                         -----       -----          -----
-----          -----         -----

------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TOTAL RETURN(2)                           4.30%       4.61%          4.41%
2.68%          4.84%         3.22%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
(in thousands)                        $264,632    $210,477       $172,970
$170,031       $148,529       $99,361
--------------------------------------------------------------------------------
Average net assets (in thousands)     $245,622    $186,795       $179,948
$149,889       $105,349       $87,908
--------------------------------------------------------------------------------
Ratios to average net assets:(3)
Net investment income                     4.22%       4.48%          4.33%
4.47%          4.71%         3.25%
Expenses                                  1.10%       1.28%(4)       1.29%(4)
1.06%(4)       1.36%(4)      1.32%


1. For the seven months ended July 31, 1996. The Fund changed its fiscal year end from December 31 to July 31. 2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Total returns reflect changes in net investment income only.
3. Annualized for periods of less than one full year.
4. Expense ratio reflects the effect of expenses paid indirectly by the Fund.


                          18 Oppenheimer Cash Reserves




                                      CLASS B

-------------------------------------------------------------------------------

YEAR ENDED
                                 YEAR ENDED JULY
31,                                       DECEMBER 31,
                                      1999         1998           1997
1996(1)        1995          1994
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

PER SHARE OPERATING DATA
Net asset value, beginning of period     $1.00       $1.00          $1.00
$1.00          $1.00         $1.00
--------------------------------------------------------------------------------
Income from investment operations:
Net investment income and
net realized gain                          .04         .04
 .04            .02            .04           .03
Dividends and distributions
to shareholders                           (.04)       (.04)          (.04)
(.02)          (.04)         (.03)
--------------------------------------------------------------------------------
Net asset value, end of period           $1.00       $1.00          $1.00
$1.00          $1.00         $1.00
                                         -----       -----          -----
-----          -----         -----
                                         -----       -----          -----
-----          -----         -----

--------------------------------------------------------------------------------
-------------------------------------------------------------------------------
TOTAL RETURN(2)                           3.72%       3.98%          3.82%
2.35%          4.26%         2.54%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
(in thousands)                        $204,081     $80,005        $54,009
$85,573        $37,378       $46,803
--------------------------------------------------------------------------------
Average net assets (in thousands)     $170,068     $73,003        $67,333
$49,226        $35,360       $21,262
--------------------------------------------------------------------------------
Ratios to average net assets:(3)
Net investment income                     3.67%       3.93%          3.78%
3.91%          4.15%         3.05%
Expenses                                  1.65%       1.83%(4)       1.84%(4)
1.61%(4)       1.92%(4)      1.89%


1. For the seven months ended July 31, 1996. The Fund changed its fiscal year end from December 31 to July 31. 2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Total returns reflect changes in net investment income only.
3. Annualized for periods of less than one full year.
4. Expense ratio reflects the effect of expenses paid indirectly by the Fund.


                          19 Oppenheimer Cash Reserves


--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS  (Continued)
--------------------------------------------------------------------------------




                                      CLASS C

-------------------------------------------------------------------------------

YEAR ENDED
                                 YEAR ENDED JULY
31,                                       DECEMBER 31,
                                      1999         1998           1997
1996(1)        1995          1994
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

PER SHARE OPERATING DATA
Net asset value, beginning of period     $1.00       $1.00          $1.00
$1.00          $1.00         $1.00
-------------------------------------------------------------------------------
Income from investment operations:
Net investment income and
net realized gain                          .04         .04
 .04            .02            .04           .02
Dividends and distributions
to shareholders                           (.04)       (.04)          (.04)
(.02)          (.04)         (.02)
--------------------------------------------------------------------------------
Net asset value, end of period           $1.00       $1.00          $1.00
$1.00          $1.00         $1.00
                                         -----       -----          -----
-----          -----         -----
                                         -----       -----          -----
-----          -----         -----

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TOTAL RETURN(2)                           3.73%       3.99%          3.84%
2.35%          4.21%         2.51%

-------------------------------------------------------------------------------
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
(in thousands)                         $49,607     $18,101         $9,125
$11,717         $5,024        $5,604
--------------------------------------------------------------------------------
Average net assets (in thousands)      $37,244     $15,297        $10,930
$6,333         $6,040        $2,107
-------------------------------------------------------------------------------
Ratios to average net assets:(3)
Net investment income                     3.67%       3.94%          3.78%
3.91%          4.12%         3.19%
Expenses                                  1.65%       1.83%(4)       1.85%(4)
1.61%(4)       1.97%(4)      1.90%


1. For the seven months ended July 31, 1996. The Fund changed its fiscal year end from December 31 to July 31. 2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Total returns reflect changes in net investment income only.
3. Annualized for periods of less than one full year.
4. Expense ratio reflects the effect of expenses paid indirectly by the Fund.

See accompanying Notes to Financial Statements.


                          20 Oppenheimer Cash Reserves


--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES
Oppenheimer Cash Reserves (the Fund) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's investment objective is to seek the maximum current income that is consistent with stability of principal. The Fund seeks to achieve this objective by investing in money market securities meeting specified quality standards. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager). The Fund offers Class A, Class B and Class C shares. Class B and Class C shares may be subject to a contingent deferred sales charge (CDSC). All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Classes A, B and C have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.

-------------------------------------------------------------------------------
SECURITIES VALUATION. Portfolio securities are valued on the basis of amortized cost, which approximates market value.

-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS. The Fund requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.

-------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

-------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income or excise tax provision is required.

-------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.


                          21 Oppenheimer Cash Reserves


--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS(Continued)
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES  (CONTINUED)
EXPENSE OFFSET ARRANGEMENTS. Expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances maintained by the Fund.

-------------------------------------------------------------------------------
OTHER. Investment transactions are accounted for as of trade date. Realized gains and losses on investments are determined on an identified cost basis, which is the same basis used for federal income tax purposes.

          The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST
The Fund has authorized an unlimited number of no par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:



                           YEAR ENDED JULY 31, 1999          YEAR ENDED JULY 31,
1998
                            -----------------------------
-----------------------------
                        SHARES          AMOUNT            SHARES          AMOUNT
-------------------------------------------------------------------------------

Class A:
Sold                         815,693,381    $ 815,693,381      724,810,258    $
724,810,258
Dividends and/or
distributions reinvested       9,563,996        9,563,996        7,669,695
7,669,695
Redeemed                    (771,105,340)    (771,105,340)    (694,973,149)
(694,973,149)
                            ------------    -------------     ------------
-------------
Net increase                  54,152,037    $  54,152,037       37,506,804    $
37,506,804
                            ------------    -------------     ------------
-------------
                            ------------    -------------     ------------
-------------

------------------------------------------------------------------------------
Class B:
Sold                         621,748,556    $ 621,748,556      298,115,568    $
298,115,568
Dividends and/or
distributions reinvested       5,154,276        5,154,276        2,362,655
2,362,655
Redeemed                    (502,827,948)    (502,827,948)    (274,482,789)
(274,482,789)
                            ------------    -------------     ------------
-------------
Net increase                 124,074,884    $ 124,074,884       25,995,434    $
25,995,434
                            ------------    -------------     ------------
-------------
                            ------------    -------------     ------------
-------------

-------------------------------------------------------------------------------
Class C:
Sold                         342,809,992    $ 342,809,992      166,744,272    $
166,744,272
Dividends and/or
distributions reinvested       1,147,452        1,147,452          490,146
490,146
Redeemed                    (312,451,557)    (312,451,557)    (158,257,876)
(158,257,876)
                            ------------    -------------     ------------
-------------
Net increase                  31,505,887    $  31,505,887        8,976,542    $
8,976,542
                            ------------    -------------     ------------
-------------
                            ------------    -------------     ------------
-------------



                          22 Oppenheimer Cash Reserves



--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
3. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES
MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of 0.50% of the first $250 million of average annual net assets, 0.475% of the next $250 million, 0.45% of the next $250 million, 0.425% of the next $250 million and 0.40% of average annual net assets in excess of $1 billion. The Fund's management fee for the year ended July 31, 1999 was 0.49% of the average annual net assets for each class of shares.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, is the transfer and shareholder servicing agent for the Fund and for other Oppenheimer funds. OFS's total costs of providing such services are allocated ratably to these funds.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN FEES. Under its General Distributor's Agreement with the Manager, the Distributor acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.



                            COMMISSIONS          COMMISSIONS        COMMISSIONS
                             ON CLASS A           ON CLASS B         ON CLASS C
                               SHARES               SHARES             SHARES
                            ADVANCED BY          ADVANCED BY        ADVANCED BY
YEAR ENDED                       DISTRIBUTOR(1)       DISTRIBUTOR(1)
DISTRIBUTOR(1)
--------------------------------------------------------------------------------

July 31, 1999                    $--                  $808,752
$35,422


1. The Distributor advances commission payments to dealers for certain sales of Class A shares and for sales of Class B and Class C shares from its own resources at the time of sale.



                   CLASS A                    CLASS B                    CLASS C
                    CONTINGENT DEFERRED        CONTINGENT DEFERRED
CONTINGENT DEFERRED
                    SALES CHARGES              SALES CHARGES              SALES
CHARGES
YEAR ENDED        RETAINED BY DISTRIBUTOR    RETAINED BY DISTRIBUTOR    RETAINED
BY DISTRIBUTOR
--------------------------------------------------------------------------------

July 31, 1999       $3,205                     $7,093
$7,759



                          23 Oppenheimer Cash Reserves


--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS  (Continued)
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
3. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED) The Fund has adopted a Service Plan for Class A shares and Distribution and Service Plans for Class B and Class C shares under Rule 12b-1 of the Investment Company Act. Under those plans the Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class.

--------------------------------------------------------------------------------
CLASS A SERVICE PLAN FEES. Under the Class A service plan, the Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions. The Class A service plan permits reimbursements to the Distributor at a rate of up to 0.20% of average annual net assets of Class A shares. The Distributor makes payments to plan recipients quarterly at an annual rate not to exceed 0.20% of the average annual net assets consisting of Class A shares of the Fund. For the fiscal year ended July 31, 1999, payments under the Class A Plan totaled $483,594, all of which was paid by the Distributor to recipients. That included $105,867 paid to an affiliate of the Distributor's parent company. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.

-------------------------------------------------------------------------------
CLASS B AND CLASS C DISTRIBUTION AND SERVICE PLAN FEES. Under each plan, service fees and distribution fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. The Class B and Class C plans provide for the Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid. At present the service fee paid on Class B and Class C shares by the Fund to the Distributor and by the Distributor to dealers is set at zero.

          The Distributor retains the asset-based sales charge on Class B shares. The Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding. The asset-based sales charges on Class B and Class C shares allow investors to buy shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares.


                          24 Oppenheimer Cash Reserves


-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
The Distributor's actual expenses in selling Class B and Class C shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and from the Fund under the plans. If either the Class B or the Class C plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the plan was terminated. The plans allow for the carry-forward of distribution expenses, to be recovered from asset-based sales charges in subsequent fiscal periods.

Distribution fees paid to the Distributor for the year ended July 31, 1999, were as follows:




DISTRIBUTOR'S
                                                                       AGGREGATE

UNREIMBURSED
                      TOTAL PAYMENTS           AMOUNT RETAINED          EXPENSES
CLASS                 UNDER PLAN               BY DISTRIBUTOR         UNDER PLAN
--------------------------------------------------------------------------------

Class B Plan         $1,273,035              $1,272,990                     $--
--------------------------------------------------------------------------------
Class C Plan         $  278,656              $  278,567                     $--



                          25 Oppenheimer Cash Reserves


                                     Appendix A

                         Description of Securities Ratings

Below is a description of the two highest rating categories for Short Term Debt and Long Term Debt by the "Nationally-Recognized Statistical Rating Organizations" which the Manager evaluates in purchasing securities on behalf of the Fund. The ratings descriptions are based on information supplied by the ratings organizations to subscribers.

Short Term Debt Ratings.

Moody's Investor Services, Inc. ("Moody's"): The following rating designations for commercial paper (defined by Moody's as promissory obligations not having original maturity in excess of nine months), are judged by Moody's to be investment grade, and indicate the relative repayment capacity of rated issuers:

      Prime-1:      Superior  capacity for  repayment.  Capacity  will
                    normally be evidenced by the following characteristics: (a) leveling market positions in well-established industries;
                    (b) high rates of return on funds employed; (c) conservative capitalization structures with moderate reliance on debt and ample asset protection; (d) broad margins in earning coverage of fixed financial charges and high internal cash generation; and (e) well established access to a range of financial markets and assured sources of alternate liquidity.

      Prime-2: Strong capacity for repayment. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Moody's ratings for state and municipal short-term obligations are designated "Moody's Investment Grade" ("MIG"). Short-term notes which have demand features may also be designated as "VMIG". These rating categories are as follows:

      MIG1/VMIG1:       Best  quality.  There is present  strong  protection  by
                        established cash flows,  superior  liquidity  support or
                        demonstrated   broadbased   access  to  the  market  for
                        refinancing.

      MIG2/VMIG2:       High quality.  Margins of protection  are ample
                        although not so large as in the preceding group.

Standard & Poor's Corporation ("S&P"): The following ratings by S&P for commercial paper (defined by S&P as debt having an original maturity of no more than 365 days) assess the likelihood of payment:


      A-1: Strong capacity for timely payment. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

      A-2: Satisfactory capacity for timely payment. However, the relative degree of safety is not as high as for issues designated "A-1".

S&P's ratings for Municipal Notes due in three years or less are:

      SP-1:       Very strong or strong  capacity to pay principal and interest.
                  Those  issues  determined  to  possess   overwhelming   safety
                  characteristics will be given a plus (+) designation.

      SP-2:       Satisfactory capacity to pay principal and interest.

S&P assigns "dual ratings" to all municipal debt issues that have a demand or double feature as part of their provisions. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. With short-term demand debt, S&P's note rating symbols are used with the commercial paper symbols (for example, "SP-1+/A-1+").

Fitch IBCA, Inc. ("Fitch"): Fitch assigns the following short-term ratings to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes:

     F-1+: Exceptionally strong credit quality; the strongest degree of assurance for timely payment.

      F-1: Very strong credit quality; assurance of timely payment is only slightly less in degree than issues rated "F-1+".

      F-2: Good credit quality; satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned "F-1+" or "F-1" ratings.

Duff & Phelps, Inc. ("Duff & Phelps"): The following ratings are for commercial paper (defined by Duff & Phelps as obligations with maturities, when issued, of under one year), asset-backed commercial paper, and certificates of deposit (the ratings cover all obligations of the institution with maturities, when issued, of under one year, including bankers' acceptance and letters of credit):

      Duff 1+: Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

      Duff 1: Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors.
                  Risk factors are minor.

      Duff 1-: High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

      Duff 2: Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

Thomson BankWatch, Inc. ("TBW"): The following short-term ratings apply to commercial paper, certificates of deposit, unsecured notes, and other securities having a maturity of one year or less.

      TBW-1: The highest category; indicates the degree of safety regarding timely repayment of principal and interest is very strong.

      TBW-2: The second highest rating category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1".

Long Term Debt Ratings.

These ratings are relevant for securities purchased by the Fund with a remaining maturity of 397 days or less, or for rating issuers of short-term obligations.

Moody's:  Bonds (including municipal bonds) are rated as follows:

      Aaa: Judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong positions of such issues.

      Aa: Judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

Moody's applies numerical modifiers "1", "2" and "3" in its "Aa" rating classification. The modifier "1" indicates that the security ranks in the higher end of its generic rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates that the issue ranks in the lower end of its generic rating category.

Standard & Poor's:  Bonds (including municipal bonds) are rated as follows:

     AAA: The highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

     AA: A strong capacity to pay interest and repay principal and differ from "AAA" rated issues only in small degree.

Fitch IBCA, Inc.:

     AAA:  Considered to be investment  grade and of the highest credit quality.
          The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

      AA: Considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA". Plus (+) and minus (-) signs are used in the "AA" category to indicate the relative position of a credit within that category.

Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+".

Duff & Phelps:

      AAA: The highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

      AA: High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions. Plus (+) and minus (-) signs are used in the "AA" category to indicate the relative position of a credit within that category.

TBW: TBW issues the following ratings for companies. These ratings assess the likelihood of receiving payment of principal and interest on a timely basis and incorporate TBW's opinion as to the vulnerability of the company to adverse developments, which may impact the market's perception of the company, thereby affecting the marketability of its securities.

      A: Possesses an exceptionally strong balance sheet and earnings record, translating into an excellent reputation and unquestioned access to its natural money markets. If weakness or vulnerability exists in any aspect of the company's business, it is entirely mitigated by the strengths of the organization.

      A/B: The company is financially very solid with a favorable track record and no readily apparent weakness. Its overall risk profile, while low, is not quite as favorable as for companies in the highest rating category.

                                     Appendix B

--------------------------------------------------------------------------------
                           Industry Classifications
--------------------------------------------------------------------------------

Aerospace/Defense                       Food and Drug Retailers
Air Transportation                      Gas Utilities
Asset-Backed                            Health Care/Drugs
Auto Parts and Equipment                Health Care/Supplies & Services
Automotive                              Homebuilders/Real Estate
Bank Holding Companies                  Hotel/Gaming
Banks                                   Industrial Services
Beverages                               Information Technology
Broadcasting                            Insurance
Broker-Dealers                          Leasing & Factoring
Building Materials                      Leisure
Cable Television                        Manufacturing
Chemicals                               Metals/Mining
Commercial Finance                      Nondurable Household Goods
Communication Equipment                 Office Equipment
Computer Hardware                       Oil - Domestic
Computer Software                       Oil - International
Conglomerates                           Paper
Consumer Finance                        Photography
Consumer Services                       Publishing
Containers                              Railroads & Truckers
Convenience Stores                      Restaurants
Department Stores                       Savings & Loans
Diversified Financial                   Shipping
Diversified Media                       Special Purpose Financial
Drug Wholesalers                        Specialty Printing
Durable Household Goods                 Specialty Retailing
Education                               Steel
Electric Utilities                      Telecommunications - Long Distance
Electrical Equipment                    Telephone - Utility
Electronics                             Textile, Apparel & Home Furnishings
Energy Services                         Tobacco
Entertainment/Film                      Trucks and Parts
Environmental                           Wireless Services
Food

                                     Appendix C

OppenheimerFunds Special Sales Charge Arrangements and Waivers


In certain cases, the initial sales charge that applies to purchases of Class A shares1 of the Oppenheimer funds or the contingent deferred sales charge that may apply to Class A, Class B or Class C shares may be waived.2 That is because of the economies of sales efforts realized by OppenheimerFunds Distributor, Inc., (referred to in this document as the "Distributor"), or by dealers or other financial institutions that offer those shares to certain classes of investors.


Not all waivers apply to all funds. For example, waivers relating to Retirement Plans do not apply to Oppenheimer municipal funds, because shares of those funds are not available for purchase by or on behalf of retirement plans. Other waivers apply only to shareholders of certain funds.

For the purposes of some of the waivers described below and in the Prospectus and Statement of Additional Information of the applicable Oppenheimer funds, the term "Retirement Plan" refers to the following types of plans: (1) plans qualified under Sections 401(a) or 401(k) of the Internal Revenue
         Code,

(2) non-qualified deferred compensation plans, (3) employee benefit plans3 (4) Group Retirement Plans4 (5) 403(b)(7) custodial plan accounts (6) Individual Retirement Accounts ("IRAs"), including traditional IRAs, Roth

         IRAs, SEP-IRAs, SARSEPs or SIMPLE plans

The interpretation of these provisions as to the applicability of a special arrangement or waiver in a particular case is in the sole discretion of the Distributor or the transfer agent (referred to in this document as the "Transfer Agent") of the particular Oppenheimer fund. These waivers and special arrangements may be amended or terminated at any time by a particular fund, the Distributor, and/or OppenheimerFunds, Inc. (referred to in this document as the "Manager"). Waivers that apply at the time shares are redeemed must be requested by the shareholder and/or dealer in the redemption request.

--------------
1. Certain waivers also apply to Class M shares of Oppenheimer Convertible Securities Fund.

2. In the case of Oppenheimer Senior Floating Rate Fund, a continuously-offered closed-end fund, references to contingent deferred sales charges mean the Fund's Early Withdrawal Charges and references to "redemptions" mean "repurchases" of shares.

3. An "employee benefit plan" means any plan or arrangement, whether or not it is "qualified" under the Internal Revenue Code, under which Class A shares of an Oppenheimer fund or funds are purchased by a fiduciary or other administrator for the account of participants who are employees of a single employer or of affiliated employers. These may include, for example, medical savings accounts, payroll deduction plans or similar plans. The fund accounts must be registered in the name of the fiduciary or administrator purchasing the shares for the benefit of participants in the plan.
4. The term "Group Retirement Plan" means any qualified or non-qualified retirement plan for employees of a corporation or sole proprietorship, members and employees of a partnership or association or other organized group of persons (the members of which may include other groups), if the group has made special arrangements with the Distributor and all members of the group participating in (or who are eligible to participate in) the plan purchase Class A shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution designated by the group. Such plans include 457 plans, SEP-IRAs, SARSEPs, SIMPLE plans and 403(b) plans other than plans for public school employees. The term "Group Retirement Plan" also includes qualified retirement plans and non-qualified deferred compensation plans and IRAs that purchase Class A shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution that has made special arrangements with the Distributor enabling those plans to purchase Class A shares at net asset value but subject to the Class A contingent deferred sales charge.

I. Applicability of Class A Contingent Deferred Sales Charges in Certain Cases

Purchases of Class A Shares of Oppenheimer Funds That Are Not Subject to Initial Sales Charge but May Be Subject to the Class A Contingent Deferred Sales Charge (unless a waiver applies).

      There is no initial sales charge on purchases of Class A shares of any of the Oppenheimer funds in the cases listed below. However, these purchases may be subject to the Class A contingent deferred sales charge if redeemed within 18 months of the end of the calendar month of their purchase, as described in the Prospectus (unless a waiver described elsewhere in this Appendix applies to the redemption). Additionally, on shares purchased under these waivers that are subject to the Class A contingent deferred sales charge, the Distributor will pay the applicable commission described in the Prospectus under "Class A Contingent Deferred Sales Charge."3 This waiver provision applies to:

3 However, that commission will not be paid on purchases of shares in amounts of $1 million or more (including any right of accumulation) by a Retirement Plan that pays for the purchase with the redemption proceeds of Class C shares of one or more Oppenheimer funds held by the Plan for more than one year.

o Purchases of Class A shares aggregating $1 million or more.

o Purchases by a Retirement Plan (other than an IRA or 403(b)(7) custodial plan) that:

(1)   buys shares costing $500,000 or more, or
(2) has, at the time of purchase, 100 or more eligible employees or total plan assets of $500,000 or more, or
(3) certifies to the Distributor that it projects to have annual plan purchases of $200,000 or more.

o Purchases by an OppenheimerFunds-sponsored Rollover IRA, if the purchases are made:
(1) through a broker, dealer, bank or registered investment adviser that has made special arrangements with the Distributor for those purchases, or
(2) by a direct rollover of a distribution from a qualified Retirement Plan if the administrator of that Plan has made special arrangements with the Distributor for those purchases.
o Purchases of Class A shares by Retirement Plans that have any of the following record-keeping arrangements:

(1) The record keeping is performed by Merrill Lynch Pierce Fenner & Smith, Inc. ("Merrill Lynch") on a daily valuation basis for the Retirement Plan.
          On the date the plan sponsor signs the record-keeping service agreement with Merrill Lynch, the Plan must have $3 million or more of its assets invested in (a) mutual funds, other than those advised or managed by Merrill Lynch Asset Management, L.P. ("MLAM"), that are made available under a Service Agreement between Merrill Lynch and the mutual fund's principal underwriter or distributor, and (b) funds advised or managed by MLAM (the funds described in (a) and (b) are referred to as "Applicable Investments").

(2) The record keeping for the Retirement Plan is performed on a daily valuation basis by a record keeper whose services are provided under a contract or arrangement between the Retirement Plan and Merrill Lynch. On the date the plan sponsor signs the record keeping service agreement with Merrill Lynch, the Plan must have $3 million or more of its assets (excluding assets invested in money market funds) invested in Applicable Investments. (3) The record keeping for a Retirement Plan is handled under a service agreement with Merrill Lynch and on the date the plan sponsor signs that agreement, the Plan has 500 or more eligible employees (as determined by the Merrill Lynch plan conversion manager). o Purchases by a Retirement Plan whose record keeper had a cost-allocation agreement with the Transfer Agent on or before May 1, 1999.

II.  Waivers of Class A Sales Charges of Oppenheimer Funds

A. Waivers of Initial and Contingent Deferred Sales Charges for Certain Purchasers.

Class A shares purchased by the following investors are not subject to any Class A sales charges (and no commissions are paid by the Distributor on such purchases):
o     The Manager or its affiliates.

o Present or former officers, directors, trustees and employees (and their "immediate families") of the Fund, the Manager and its affiliates, and retirement plans established by them for their employees. The term "immediate family" refers to one's spouse, children, grandchildren, grandparents, parents, parents-in-law, brothers and sisters, sons- and daughters-in-law, a sibling's spouse, a spouse's siblings, aunts, uncles, nieces and nephews; relatives by virtue of a remarriage (step-children, step-parents, etc.) are included.
o Registered management investment companies, or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose.
o Dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees.
o Employees and registered representatives (and their spouses) of dealers or brokers described above or financial institutions that have entered into sales arrangements with such dealers or brokers (and which are identified as such to the Distributor) or with the Distributor. The purchaser must certify to the Distributor at the time of purchase that the purchase is for the purchaser's own account (or for the benefit of such employee's spouse or minor children).
o Dealers, brokers, banks or registered investment advisors that have entered into an agreement with the Distributor providing specifically for the use of shares of the Fund in particular investment products made available to their clients. Those clients may be charged a transaction fee by their dealer, broker, bank or advisor for the purchase or sale of Fund shares.
o Investment advisors and financial planners who have entered into an agreement for this purpose with the Distributor and who charge an advisory, consulting or other fee for their services and buy shares for their own accounts or the accounts of their clients.
o "Rabbi trusts" that buy shares for their own accounts, if the purchases are made through a broker or agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.
o Clients of investment advisors or financial planners (that have entered into an agreement for this purpose with the Distributor) who buy shares for their own accounts may also purchase shares without sales charge but only if their accounts are linked to a master account of their investment advisor or financial planner on the books and records of the broker, agent or financial intermediary with which the Distributor has made such special arrangements . Each of these investors may be charged a fee by the broker, agent or financial intermediary for purchasing shares.
o Directors, trustees, officers or full-time employees of OpCap Advisors or its affiliates, their relatives or any trust, pension, profit sharing or other benefit plan which beneficially owns shares for those persons.
o Accounts for which Oppenheimer Capital (or its successor) is the investment advisor (the Distributor must be advised of this arrangement) and persons who are directors or trustees of the company or trust which is the beneficial owner of such accounts.
o A unit investment trust that has entered into an appropriate agreement with the Distributor.
o Dealers, brokers, banks, or registered investment advisers that have entered into an agreement with the Distributor to sell shares to defined contribution employee retirement plans for which the dealer, broker or investment adviser provides administration services.
o Retirement Plans and deferred compensation plans and trusts used to fund those plans (including, for example, plans qualified or created under sections 401(a), 401(k), 403(b) or 457 of the Internal Revenue
         Code), in each case if those purchases are made through a broker, agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.
o A TRAC-2000 401(k) plan (sponsored by the former Quest for Value Advisors) whose Class B or Class C shares of a Former Quest for Value Fund were exchanged for Class A shares of that Fund due to the termination of the Class B and Class C TRAC-2000 program on November 24, 1995.
o A qualified Retirement Plan that had agreed with the former Quest for Value Advisors to purchase shares of any of the Former Quest for Value Funds at net asset value, with such shares to be held through DCXchange, a sub-transfer agency mutual fund clearinghouse, if that arrangement was consummated and share purchases commenced by December 31, 1996.

B. Waivers of Initial and Contingent Deferred Sales Charges in Certain Transactions.

Class A shares issued or purchased in the following transactions are not subject to sales charges (and no commissions are paid by the Distributor on such purchases): o Shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the Fund is a party.
o        Shares   purchased   by  the   reinvestment   of   dividends  or  other
         distributions reinvested from the Fund or other Oppenheimer funds (other than Oppenheimer Cash Reserves) or unit investment trusts for which reinvestment arrangements have been made with the Distributor.
o Shares purchased through a broker-dealer that has entered into a special agreement with the Distributor to allow the broker's customers to purchase and pay for shares of Oppenheimer funds using the proceeds of shares redeemed in the prior 30 days from a mutual fund (other than a fund managed by the Manager or any of its subsidiaries) on which an initial sales charge or contingent deferred sales charge was paid. This waiver also applies to shares purchased by exchange of shares of Oppenheimer Money Market Fund, Inc. that were purchased and paid for in this manner. This waiver must be requested when the purchase order is placed for shares of the Fund, and the Distributor may require evidence of qualification for this waiver.
o Shares purchased with the proceeds of maturing principal units of any Qualified Unit Investment Liquid Trust Series.
o Shares purchased by the reinvestment of loan repayments by a participant in a Retirement Plan for which the Manager or an affiliate acts as sponsor.

C. Waivers of the Class A Contingent Deferred Sales Charge for Certain Redemptions.

The Class A contingent deferred sales charge is also waived if shares that would otherwise be subject to the contingent deferred sales charge are redeemed in the following cases: o To make Automatic Withdrawal Plan payments that are limited annually to no more than 12% of the account value measured at the time the Plan is established, adjusted annually.
o Involuntary redemptions of shares by operation of law or involuntary redemptions of small accounts (please refer to "Shareholder Account Rules and Policies," in the applicable fund Prospectus).
o For distributions from Retirement Plans, deferred compensation plans or other employee benefit plans for any of the following purposes:
(1)         Following  the  death or  disability  (as  defined  in the  Internal
            Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant's account was established.
(2)   To return excess contributions.
(3)   To return contributions made due to a mistake of fact.
(4)   Hardship withdrawals, as defined in the plan.4

4 This  provision  does not apply to IRAs.

(5) Under a Qualified Domestic Relations Order, as defined in the Internal Revenue Code, or, in the case of an IRA, a divorce or separation agreement described in Section 71(b) of the Internal Revenue Code.
(6) To meet the minimum distribution  requirements of the Internal Revenue Code.
(7) To make  "substantially  equal  periodic  payments"  as described in Section
72(t)
            of the Internal Revenue Code.
(8)   For loans to participants or beneficiaries.
(9)   Separation from service.5

5 This provision does not apply to 403(b)(7) custodial plans if the participant is less than age 55, nor to IRAs.

         (10)Participant-directed redemptions to purchase shares of a mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) if the plan has made special arrangements with the Distributor.

(11) Plan termination or "in-service  distributions,"  if
         the redemption proceeds are rolled over directly to an OppenheimerFunds-sponsored IRA.
o For distributions from Retirement Plans having 500 or more eligible employees, except distributions due to termination of all of the Oppenheimer funds as an investment option under the Plan.
o For distributions from 401(k) plans sponsored by broker-dealers that have entered into a special agreement with the Distributor allowing this waiver.


III.  Waivers of Class B and Class C Sales Charges of Oppenheimer Funds

The Class B and Class C contingent deferred sales charges will not be applied to shares purchased in certain types of transactions or redeemed in certain circumstances described below.

A.  Waivers for Redemptions in Certain Cases.

The Class B and Class C contingent deferred sales charges will be waived for redemptions of shares in the following cases: o Shares redeemed involuntarily, as described in "Shareholder Account Rules and
         Policies," in the applicable Prospectus.
o Redemptions from accounts other than Retirement Plans following the death or disability of the last surviving shareholder, including a trustee of a grantor trust or revocable living trust for which the trustee is also the sole beneficiary. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability by the Social Security Administration.
o Distributions from accounts for which the broker-dealer of record has entered into a special agreement with the Distributor allowing this waiver.
o Redemptions of Class B shares held by Retirement Plans whose records are maintained on a daily valuation basis by Merrill Lynch or an independent record keeper under a contract with Merrill Lynch.
o Redemptions of Class C shares of Oppenheimer U.S. Government Trust from accounts of clients of financial institutions that have entered into a special arrangement with the Distributor for this purpose.
o Redemptions requested in writing by a Retirement Plan sponsor of Class C shares of an Oppenheimer fund in amounts of $1 million or more held by the Retirement Plan for more than one year, if the redemption proceeds are invested in Class A shares of one or more Oppenheimer funds.
o Distributions from Retirement Plans or other employee benefit plans for any of the following purposes:
(1) Following the death or disability (as defined in the Internal Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant's account was established in an Oppenheimer fund.
(2) To return  excess  contributions  made to a  participant's  account.

(3) To return contributions made due to a mistake of fact.

(4) To make hardship withdrawals, as defined in the plan.6

6 This  provision  does not apply to IRAs.

(5) To make distributions required under a Qualified Domestic Relations Order or, in the case of an IRA, a divorce or separation agreement described in
Section 71(b) of the Internal Revenue Code.

(6) To meet the minimum distribution  requirements of the Internal Revenue Code.
(7) To make  "substantially  equal  periodic  payments"  as described in Section
72(t)
                of the Internal Revenue Code.
(8)   For loans to participants or beneficiaries.7

7 This provision does not apply to loans from 403(b)(7) custodial plans.

(9)   On account of the participant's separation from service.8

8 This provision does not apply to 403(b)(7) custodial plans if the participant is less than age 55, nor to IRAs.

(10) Participant-directed redemptions to purchase shares of a mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) offered as an investment option in a Retirement Plan if the plan has made special arrangements with the Distributor.
(11) Distributions made on account of a plan termination or "in-service" distributions," if the redemption proceeds are rolled over directly to an OppenheimerFunds-sponsored IRA.
(12) Distributions from Retirement Plans having 500 or more eligible employees, but excluding distributions made because of the Plan's elimination as investment options under the Plan of all of the Oppenheimer funds that had been offered.
(13) For distributions from a participant's account under an Automatic Withdrawal Plan after the participant reaches age 59 1/2, as long as the aggregate value of the distributions does not exceed 10% of the account's value annually (measured from the establishment of the Automatic Withdrawal Plan).

         |_|Redemptions  of Class B shares or Class C shares  under an Automatic
            Withdrawal Plan from an account other than a Retirement Plan if the aggregate value of the redeemed shares does not exceed 10% of the account's value annually.


B.  Waivers for Shares Sold or Issued in Certain Transactions.

The contingent deferred sales charge is also waived on Class B and Class C shares sold or issued in the following cases:
o     Shares sold to the Manager or its affiliates.
o Shares sold to registered management investment companies or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose.

o     Shares issued in plans of reorganization to which the Fund is a party.

o Shares sold to present or former officers, directors, trustees or employees (and their "immediate families" as defined above in Section I.A.)
     of  the  Fund,  the  Manager  and  its  affiliates  and  retirement   plans
     established by them for their employees.



IV. Special Sales Charge Arrangements for Shareholders of Certain Oppenheimer Funds Who Were Shareholders of Former Quest for Value Funds

The initial and contingent deferred sales charge rates and waivers for Class A, Class B and Class C shares described in the Prospectus or Statement of Additional Information of the Oppenheimer funds are modified as described below for certain persons who were shareholders of the former Quest for Value Funds. To be eligible, those persons must have been shareholders on November 24, 1995, when OppenheimerFunds, Inc. became the investment advisor to those former Quest for Value Funds. Those funds include:

  Oppenheimer Quest Value Fund, Inc.    Oppenheimer   Quest   Small   Cap
                                   Value Fund

  Oppenheimer Quest Balanced Value Fund Oppenheimer  Quest  Global  Value
                                        Fund
  Oppenheimer  Quest  Opportunity Value
  Fund

      These arrangements also apply to shareholders of the following funds when they merged (were reorganized) into various Oppenheimer funds on November 24, 1995:

  Quest   for  Value   U.S.   Government Quest for  Value  New York  Tax-Exempt
Income Fund                              Fund
  Quest  for  Value  Investment  Quality Quest  for Value  National  Tax-Exempt
Income Fund                              Fund
  Quest for Value Global Income Fund     Quest for Value California  Tax-Exempt
                                      Fund

      All of the funds listed above are referred to in this Appendix as the "Former Quest for Value Funds." The waivers of initial and contingent deferred sales charges described in this Appendix apply to shares of an Oppenheimer fund that are either: o acquired by such shareholder pursuant to an exchange of shares of an
         Oppenheimer fund that was one of the Former Quest for Value Funds or

o purchased by such shareholder by exchange of shares of another Oppenheimer fund that were acquired pursuant to the merger of any of the Former Quest for Value Funds into that other Oppenheimer fund on November 24, 1995.

A.  Reductions or Waivers of Class A Sales Charges.

     |X| Reduced Class A Initial Sales Charge Rates for Certain Former Quest for Value Funds Shareholders.


Purchases by Groups and Associations. The following table sets forth the initial sales charge rates for Class A shares purchased by members of "Associations" formed for any purpose other than the purchase of securities. The rates in the table apply if that Association purchased shares of any of the Former Quest for Value Funds or received a proposal to purchase such shares from OCC Distributors prior to November 24, 1995.


--------------------------------------------------------------------------------
                     Initial Sales       Initial Sales
Number of Eligible   Charge as a % of    Charge as a % of    Commission as %
Employees or Members Offering Price      Net Amount Invested of Offering Price
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
9 or Fewer           2.50%               2.56%               2.00%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
At  least 10 but not 2.00%               2.04%               1.60%
more than 49
--------------------------------------------------------------------------------

      For purchases by Associations having 50 or more eligible employees or members, there is no initial sales charge on purchases of Class A shares, but those shares are subject to the Class A contingent deferred sales charge described in the applicable fund's Prospectus.

      Purchases made under this arrangement qualify for the lower of either the sales charge rate in the table based on the number of members of an Association, or the sales charge rate that applies under the Right of Accumulation described in the applicable fund's Prospectus and Statement of Additional Information. Individuals who qualify under this arrangement for reduced sales charge rates as members of Associations also may purchase shares for their individual or custodial accounts at these reduced sales charge rates, upon request to the Distributor.

     |X|  Waiver of Class A Sales  Charges  for  Certain  Shareholders.  Class A
shares purchased by the following investors are not subject to any Class A initial or contingent deferred sales charges: o Shareholders who were shareholders of the AMA Family of Funds on February 28,

         1991 and who acquired shares of any of the Former Quest for Value Funds by merger of a portfolio of the AMA Family of Funds.
o Shareholders who acquired shares of any Former Quest for Value Fund by merger of any of the portfolios of the Unified Funds.


      |X| Waiver of Class A Contingent Deferred Sales Charge in Certain Transactions. The Class A contingent deferred sales charge will not apply to redemptions of Class A shares purchased by the following investors who were shareholders of any Former Quest for Value Fund:


      Investors who purchased Class A shares from a dealer that is or was not permitted to receive a sales load or redemption fee imposed on a shareholder with whom that dealer has a fiduciary relationship, under the Employee Retirement Income Security Act of 1974 and regulations adopted under that law.

B. Class A, Class B and Class C Contingent Deferred Sales Charge Waivers.


      |X| Waivers for Redemptions of Shares Purchased Prior to March 6, 1995. In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest for Value Fund or into which such fund merged. Those shares must have been purchased prior to March 6, 1995 in connection with: o withdrawals under an automatic withdrawal plan holding only either Class B or

          Class C shares if the annual withdrawal does not exceed 10% of the initial value of the account, and
o liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum value of such accounts.


      |X| Waivers for Redemptions of Shares Purchased on or After March 6, 1995 but Prior to November 24, 1995. In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest For Value Fund or into which such Former Quest for Value Fund merged. Those shares must have been purchased on or after March 6, 1995, but prior to November 24, 1995: o redemptions following the death or disability of the shareholder(s) (as evidenced by a determination of total disability by the U.S. Social Security Administration);

o withdrawals under an automatic withdrawal plan (but only for Class B or Class C shares) where the annual withdrawals do not exceed 10% of the initial value of the account; and
o liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum account value.


      A shareholder's account will be credited with the amount of any contingent deferred sales charge paid on the redemption of any Class A, Class B or Class C shares of the Oppenheimer fund described in this section if the proceeds are invested in the same Class of shares in that fund or another Oppenheimer fund within 90 days after redemption.


V. Special Sales Charge Arrangements for Shareholders of Certain Oppenheimer Funds Who Were Shareholders of Connecticut Mutual Investment Accounts, Inc.

The initial and contingent deferred sale charge rates and waivers for Class A and Class B shares described in the respective Prospectus (or this Appendix) of the following Oppenheimer funds (each is referred to as a "Fund" in this section):
o      Oppenheimer U. S. Government Trust,
o      Oppenheimer Bond Fund,
o      Oppenheimer Disciplined Value Fund and
o      Oppenheimer Disciplined Allocation Fund
are modified as described below for those Fund shareholders who were shareholders of the following funds (referred to as the "Former Connecticut Mutual Funds") on March 1, 1996, when OppenheimerFunds, Inc. became the investment adviser to the Former Connecticut Mutual Funds:

  Connecticut Mutual Liquid Account         Connecticut   Mutual  Total  Return
                                     Account
  Connecticut Mutual Government  Securities CMIA LifeSpan Capital  Appreciation
Account                                     Account
  Connecticut Mutual Income Account         CMIA LifeSpan Balanced Account
  Connecticut Mutual Growth Account         CMIA Diversified Income Account

A.  Prior Class A CDSC and Class A Sales Charge Waivers.


      |_| Class A Contingent Deferred Sales Charge. Certain shareholders of a Fund and the other Former Connecticut Mutual Funds are entitled to continue to make additional purchases of Class A shares at net asset value without a Class A initial sales charge, but subject to the Class A contingent deferred sales charge that was in effect prior to March 18, 1996 (the "prior Class A CDSC"). Under the prior Class A CDSC, if any of those shares are redeemed within one year of purchase, they will be assessed a 1% contingent deferred sales charge on an amount equal to the current market value or the original purchase price of the shares sold, whichever is smaller (in such redemptions, any shares not subject to the prior Class A CDSC will be redeemed first).


      Those shareholders who are eligible for the prior Class A CDSC are: (1) persons whose purchases of Class A shares of a Fund and other Former
         Connecticut Mutual Funds were $500,000 prior to March 18, 1996, as a result of direct purchases or purchases pursuant to the Fund's policies on Combined Purchases or Rights of Accumulation, who still hold those shares in that Fund or other Former Connecticut Mutual Funds, and

(2) persons whose intended purchases under a Statement of Intention entered into prior to March 18, 1996, with the former general distributor of the Former Connecticut Mutual Funds to purchase shares valued at $500,000 or more over a 13-month period entitled those persons to purchase shares at net asset value without being subject to the Class A initial sales charge.


      Any of the Class A shares of a Fund and the other Former Connecticut Mutual Funds that were purchased at net asset value prior to March 18, 1996, remain subject to the prior Class A CDSC, or if any additional shares are purchased by those shareholders at net asset value pursuant to this arrangement they will be subject to the prior Class A CDSC.


      |_| Class A Sales Charge Waivers. Additional Class A shares of a Fund may be purchased without a sales charge, by a person who was in one (or more) of the categories below and acquired Class A shares prior to March 18, 1996, and still holds Class A shares: any purchaser, provided the total initial amount invested in the Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more, including investments made pursuant to the Combined Purchases, Statement of Intention and Rights of Accumulation features available at the time of the initial purchase and such investment is still held in one or more of the Former Connecticut Mutual Funds or a Fund into which such Fund merged; (1) any participant in a qualified plan, provided that the total initial amount invested by the plan in the Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more;
(2) Directors of the Fund or any one or more of the Former Connecticut Mutual Funds and members of their immediate families;
(3) employee benefit plans sponsored by Connecticut Mutual Financial Services, L.L.C. ("CMFS"), the prior distributor of the Former Connecticut Mutual Funds, and its affiliated companies;
(4) one or more members of a group of at least 1,000 persons (and persons who are retirees from such group) engaged in a common business, profession, civic or charitable endeavor or other activity, and the spouses and minor dependent children of such persons, pursuant to a marketing program between CMFS and such group; and
(5) an institution acting as a fiduciary on behalf of an individual or individuals, if such institution was directly compensated by the individual(s) for recommending the purchase of the shares of the Fund or any one or more of the Former Connecticut Mutual Funds, provided the institution had an agreement with CMFS.

      Purchases of Class A shares made pursuant to (1) and (2) above may be subject to the Class A CDSC of the Former Connecticut Mutual Funds described above.

      Additionally, Class A shares of a Fund may be purchased without a sales charge by any holder of a variable annuity contract issued in New York State by Connecticut Mutual Life Insurance Company through the Panorama Separate Account which is beyond the applicable surrender charge period and which was used to fund a qualified plan, if that holder exchanges the variable annuity contract proceeds to buy Class A shares of the Fund.

B. Class A and Class B Contingent Deferred Sales Charge Waivers.

In addition to the waivers set forth in the Prospectus and in this Appendix, above, the contingent deferred sales charge will be waived for redemptions of Class A and Class B shares of a Fund and exchanges of Class A or Class B shares of a Fund into Class A or Class B shares of a Former Connecticut Mutual Fund provided that the Class A or Class B shares of the Fund to be redeemed or exchanged were (i) acquired prior to March 18, 1996 or (ii) were acquired by exchange from an Oppenheimer fund that was a Former Connecticut Mutual Fund. Additionally, the shares of such Former Connecticut Mutual Fund must have been purchased prior to March 18, 1996:
(1)   by the estate of a deceased shareholder;
(2) upon the disability of a shareholder, as defined in Section 72(m)(7) of the Internal Revenue Code;
(3) for retirement distributions (or loans) to participants or beneficiaries from retirement plans qualified under Sections 401(a) or 403(b)(7)of the Code, or from IRAs, deferred compensation plans created under Section 457 of the Code, or other employee benefit plans;

(4) as tax-free returns of excess contributions to such retirement or employee benefit plans;

(5) in whole or in part, in connection with shares sold to any state, county, or city, or any instrumentality, department, authority, or agency thereof, that is prohibited by applicable investment laws from paying a sales charge or commission in connection with the purchase of shares of any registered investment management company;
(6) in connection with the redemption of shares of the Fund due to a combination with another investment company by virtue of a merger, acquisition or similar reorganization transaction;
(7) in connection with the Fund's right to involuntarily redeem or liquidate the Fund;

(8) in connection with automatic redemptions of Class A shares and Class B shares in certain retirement plan accounts pursuant to an Automatic Withdrawal Plan but limited to no more than 12% of the original value annually; or
(9) as involuntary redemptions of shares by operation of law, or under procedures set forth in the Fund's Articles of Incorporation, or as adopted by the Board of Directors of the Fund.



      VI. Special Reduced Sales Charge for Former Shareholders of Advance America Funds, Inc.


Shareholders of Oppenheimer Municipal Bond Fund, Oppenheimer U.S. Government Trust, Oppenheimer Strategic Income Fund and Oppenheimer Equity Income Fund who acquired (and still hold) shares of those funds as a result of the reorganization of series of Advance America Funds, Inc. into those Oppenheimer funds on October 18, 1991, and who held shares of Advance America Funds, Inc. on March 30, 1990, may purchase Class A shares of those four Oppenheimer funds at a maximum sales charge rate of 4.50%.


VII.  Sales Charge Waivers on Purchases of Class M Shares of
Oppenheimer Convertible Securities Fund

Oppenheimer Convertible Securities Fund (referred to as the "Fund" in this section) may sell Class M shares at net asset value without any initial sales charge to the classes of investors listed below who, prior to March 11, 1996, owned shares of the Fund's then-existing Class A and were permitted to purchase those shares at net asset value without sales charge:
      the Manager and its affiliates,
o present or former officers, directors, trustees and employees (and their "immediate families" as defined in the Fund's Statement of Additional Information) of the Fund, the Manager and its affiliates, and retirement plans established by them or the prior investment advisor of the Fund for their employees,
o registered management investment companies or separate accounts of insurance companies that had an agreement with the Fund's prior investment advisor or distributor for that purpose,
o dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees,
o employees and registered representatives (and their spouses) of dealers or brokers described in the preceding section or financial institutions that have entered into sales arrangements with those dealers or brokers (and whose identity is made known to the Distributor) or with the Distributor, but only if the purchaser certifies to the Distributor at the time of purchase that the purchaser meets these qualifications,
o dealers, brokers, or registered investment advisors that had entered into an agreement with the Distributor or the prior distributor of the Fund specifically providing for the use of Class M shares of the Fund in specific investment products made available to their clients, and
[_] dealers, brokers or registered investment advisors that had entered into an agreement with the Distributor or prior distributor of the Fund's shares to sell shares to defined contribution employee retirement plans for which the dealer, broker, or investment advisor provides administrative services.
o

--------------------------------------------------------------------------------
Oppenheimer Cash Reserves
--------------------------------------------------------------------------------

Internet Web Site:
      www.oppenheimerfunds.com

Investment Adviser
      OppenheimerFunds, Inc.
      Two World Trade Center
      New York, New York 10048-0203

Distributor
      OppenheimerFunds Distributor, Inc.
      Two World Trade Center
      New York, New York 10048-0203

Transfer Agent
      OppenheimerFunds Services
      P.O. Box 5270
      Denver, Colorado 80217
      1-800-525-7048

Custodian Bank
      Citibank, N.A.
      399 Park Avenue
      New York, New York 10043

Independent Auditors
      Deloitte & Touche LLP
      555 Seventeenth Street, Suite 3600
      Denver, Colorado 80202-3942

Legal Counsel
      Myer, Swanson, Adams & Wolf, P.C.
      1600 Broadway
      Denver, Colorado 80202
     67890

PX0760.001.1199

                             OPPENHEIMER CASH RESERVES

                                     FORM N-1A

                                       PART C

                                 OTHER INFORMATION


Item 23.  Exhibits

(a) Amended and Restated Declaration of Trust dated January 20, 1995: Previously
filed  with  Registrant's   Post-Effective   Amendment  No.  10  (4/25/95),  and
incorporated herein by reference.

(b) By-Laws, as amended through June 26, 1990: Previously filed with Registrant's Post-Effective Amendment No. 5 (4/29/92), and refiled with Registrant's Post Effective Amendment No. 10 (4/25/95), pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.


(c) (i) Specimen Share Certificate for Class A shares: Filed with Registrant's Post Effective Amendment No. 15 (9/27/99).

     (ii) Specimen Share Certificate for Class B shares: Filed with Registrant's Post Effective Amendment No. 15 (9/27/99).

     (ii) Specimen Share Certificate for Class C shares: Filed with Registrant's Post Effective Amendment No. 15 (9/27/99).


(d) Investment Advisory Agreement dated October 22, 1990: Previously filed with Registrant's Post Effective Amendment No. 3 (2/28/91) and refiled with Registrant's Post-Effective Amendment No. 10 (4/25/95), pursuant to Item 102 of Regulation S-T and incorporated herein by reference.

     (e) (i) General Distributor's Agreement dated October 13, 1992: Previously filed with Registrant's Post Effective Amendment No. 10 (4/25/95), and incorporated herein by reference.

     (ii)  Form of  Dealer  Agreement  of  OppenheimerFunds  Distributor,  Inc.:
     Previously filed with Pre-Effective Amendment No. 2 to the Registration Statement of Oppenheimer Trinity Value Fund (Reg. No. 333-79707), (8/25/99), and incorporated herein by reference.

     (iii)  Form of Agency  Agreement  of  OppenheimerFunds  Distributor,  Inc.:
     Previously filed with Pre-Effective Amendment No. 2 to the Registration Statement of Oppenheimer Trinity Value Fund (Reg. No. 333-79707), (8/25/99), and incorporated herein by reference.

     (iv)  Form of  Broker  Agreement  of  OppenheimerFunds  Distributor,  Inc.:
     Previously filed with Pre-Effective Amendment No. 2 to the Registration Statement of Oppenheimer Trinity Value Fund (Reg. No. 333-79707), (8/25/99), and incorporated herein by reference.

     (v)  Broker  Agreement  between  OppenheimerFunds   Distributor,  Inc.  and
     Newbridge Securities dated October 1, 1986: Previously filed with Post-Effective Amendment No. 25 of Oppenheimer Growth Fund (Reg. No. 2-45272), (11/1/86), and refiled with Post-Effective Amendment No. 45 of Oppenheimer Growth fund (Reg. No. 2-45272), (8/22/94), pursuant to Item 102 of Regulation S-T and incorporated herein by reference.

(f) Form of Deferred Compensation Agreement for Disinterested Trustees/Directors: Filed with Post-Effective Amendment No. 40 to the Registration Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076), (10/27/98), and incorporated herein by reference.


(g) (i) Custodian Agreement between Registrant and Citibank, N.A. dated December 22, 1988: Previously filed with Registrant's Post-Effective Amendment No. 5 (4/29/92), refiled with Registrant's Post-Effective Amendment No. 10 (4/25/95), pursuant to Item 102 of Regulation S-T and incorporated herein by reference.


     (ii) Foreign Custody Manager Agreement between Registrant and The Bank of New York: Previously filed with Pre-Effective Amendment No. 2 to the Registration Statement of Oppenheimer World Bond Fund (Reg. 333-48973), (4/23/98), and incorporated herein by reference.


(h)   Not applicable.


(i) (i) Opinion and Consent of Counsel dated November 24, 1999: Filed herewith.

(j)   Independent Auditors' Consent:  Filed herewith.


(k)   Not applicable.

(l)   Not applicable.

 (m) (i) Amended Service Plan for Class A shares dated June 24, 1993: Previously filed with Registrant's Post-Effective Amendment No. 14, (11/17/97), pursuant to Rule 12b-1 under the Investment Company Act of 1940 and incorporated herein by reference.

   (ii) Amended and Restated Distribution and Service Plan for Class B shares dated February 24, 1998: Previously filed with Registrant's Post-Effective Amendment No. 15, (11/26/98), pursuant to Rule 12b-1 under the Investment Company Act of 1940 and incorporated herein by reference.

   (iii) Amended and Restated Distribution and Service Plan for Class C shares dated February 24, 1998: Previously filed with Registrant's Post-Effective Amendment No. 15, (11/26/98), pursuant to Rule 12b-1 under the Investment Company Act of 1940 and incorporated herein by reference.

     (iv) Prototype Supplemental Distribution Assistance Agreement: Previously filed with Registrant's Post-Effective Amendment No. 5, (4/30/92), refiled with Registrant's Post-Effective Amendment No. 10, (4/25/95), pursuant to
     Item 102 of Regulation S-T, and incorporated herein by reference.


(n) Oppenheimer Funds Multiple Class Plan under Rule 18f-3 as updated through August 24, 1999: Previously filed with Pre-Effective Amendment No. 1 to the Registration Statement of Oppenheimer Senior Floating Rate Fund (Reg. No. 333-82579), (8/27/99), and incorporated herein by reference.

-- Powers of Attorney for all Trustees/Directors: Previously filed with Post-Effective Amendment No. 41 to the Registration Statement of Oppenheimer High Yield Fund (Re. No. 2-62978), (8/26/99), and incorporated herein by reference.


Item 24.  Persons Controlled by or Under Common Control with the Fund

None.

Item 25.  Indemnification

      Reference is made to the provisions of Article Seven of Registrant's Amended and Restated Declaration of Trust filed as Exhibit 23(a) to this Registration Statement, and incorporated herein by reference.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Name and Current Position     Other Business and Connections
with OppenheimerFunds, Inc.         During the Past Two Years

Charles E. Albers,
Senior Vice President               An officer and/or  portfolio  manager of certain
                                    Oppenheimer   funds  (since   April   1998);   a
                                    Chartered  Financial Analyst;  formerly,  a Vice
                                    President  and  portfolio  manager for  Guardian
                                    Investor  Services,  the  investment  management
                                    subsidiary  of  The  Guardian   Life   Insurance
                                    Company (since 1972).

Edward Amberger,
Assistant Vice President            Formerly  Assistant Vice  President,  Securities
                                    Analyst  for Morgan  Stanley  Dean  Witter  (May
                                    1997 - April 1998);  and Research  Analyst (July
                                    1996 - May 1997),  Portfolio  Manager  (February
                                    1992 - July 1996) and  Department  Manager (June
                                    1988 to February 1992) for The Bank of New York.

Peter M. Antos,

Senior Vice President               An officer and/or  portfolio  manager of certain
                                    Oppenheimer   funds;   a   Chartered   Financial
                                    Analyst;  Senior Vice  President of  HarbourView
                                    Asset  Management  Corporation;  prior  to March
                                    1996 he was the senior equity portfolio  manager
                                    for  the  Panorama   Series  Fund,   Inc.   (the
                                    "Company")  and other  mutual  funds and pension
                                    funds managed by G.R.  Phelps & Co. Inc.  ("G.R.
                                    Phelps"),   the  Company's   former   investment
                                    adviser,  which was a subsidiary of  Connecticut
                                    Mutual  Life  Insurance  Company;  he  was  also
                                    responsible   for   managing  the  common  stock
                                    department  and  common  stock   investments  of
                                    Connecticut Mutual Life Insurance Co.


Lawrence Apolito,
Vice President                      None.

Victor Babin,
Senior Vice President               None.

Bruce Bartlett,
Senior                              Vice President An officer  and/or  portfolio
                                    manager   of  certain   Oppenheimer   funds.
                                    Formerly,   a  Vice   President  and  Senior
                                    Portfolio   Manager   at  First  of  America
                                    Investment Corp.

George Batejan,
Executive Vice President,
Chief Information Officer           Formerly    Senior   Vice    President,    Group
                                    Executive,   and  Senior  Systems   Officer  for
                                    American  International  Group  (October  1994 -
                                    May 1998).

John R. Blomfield,
Vice President                      Formerly Senior Product  Manager  (November 1995
                                    - August 1997) of  International  Home Foods and
                                    American  Home  Products  (March  1994 - October
                                    1996).
Connie Bechtolt,
Assistant Vice President            None.

Kathleen Beichert,
Vice President                      None.

Rajeev Bhaman,
Vice President                      Formerly,   Vice   President   (January  1992  -
                                    February,  1996) of Asian  Equities for Barclays
                               de Zoete Wedd, Inc.

Robert J. Bishop,
Vice President                      Vice President of Mutual Fund Accounting  (since
                                    May  1996);  an  officer  of  other  Oppenheimer
                                    funds;  formerly, an Assistant Vice President of
                                    OppenheimerFunds,  Inc./Mutual  Fund  Accounting
                                    (April 1994 - May 1996),  and a Fund  Controller
                                    for OppenheimerFunds, Inc.

Chad Boll,
Assistant Vice President            None

Scott Brooks,
Vice President                      None.

Kevin Brosmith,
Vice President                      None.


Adele Campbell,
Assistant Vice President & Assistant
Treasurer: Rochester Division       Formerly,  Assistant Vice President of Rochester
                               Fund Services, Inc.

Michael Carbuto,
Vice                                President   An  officer   and/or   portfolio
                                    manager of certain  Oppenheimer  funds; Vice
                                    President  of  Centennial  Asset  Management
                                    Corporation.

John Cardillo,
Assistant Vice President            None.

Mark Curry,
Assistant Vice President            None.

H.C. Digby Clements,
Vice President:
Rochester Division                  None.

O. Leonard Darling,
Executive Vice President
and Chief Investment
Officer                             Chief Investment Officer (since 6/99); Chief
                                    Executive  Officer  and  Senior  Manager  of
                                    HarbourView  Asset  Management  Corporation;
                                    Trustee (1993 - present) of Awhtolia College
                                    - Greece;  formerly Chief Executive  Officer
                                    (1993-June 1999).

William DeJianne,                   None.
Assistant Vice President

Robert A. Densen,
Senior Vice President               None.

Sheri Devereux,
Vice President                      None.

Craig P. Dinsell
Executive Vice President            Formerly,   Senior  Vice   President   of  Human
                                    Resources   for   Fidelity    Investments-Retail
                                    Division   (January   1995  -   January   1996),
                                    Fidelity  Investments  FMR Co.  (January  1996 -
                                    June 1997) and Fidelity  Investments  FTPG (June
                                    1997 - January 1998).

John Doney,
Vice                                President   An  officer   and/or   portfolio
                                    manager of certain Oppenheimer funds.

Andrew J. Donohue,
Executive Vice President,
General Counsel and Director        Executive   Vice  President   (since   September
                                    1993),  and a director  (since  January 1992) of
                                    the   Distributor;   Executive  Vice  President,
                                    General  Counsel and a director  of  HarbourView
                                    Asset   Management    Corporation    Shareholder
                                    Services,  Inc., Shareholder Financial Services,
                                    Inc. and Oppenheimer  Partnership Holdings, Inc.
                                    since   (September   1995);   President   and  a
                                    director   of   Centennial    Asset   Management
                                    Corporation  (since September  1995);  President
                                    and  a  director  of   Oppenheimer   Real  Asset
                                    Management,   Inc  (since  July  1996);  General
                                    Counsel  (since May 1996) and  Secretary  (since
                                    April 1997) of  Oppenheimer  Acquisition  Corp.;
                                    Vice President and Director of  OppenheimerFunds
                                    International,  Ltd. and Oppenheimer  Millennium
                                    Funds plc (since  October  1997);  an officer of
                                    other Oppenheimer funds.

Patrick Dougherty,                  None.
Assistant Vice President

Bruce Dunbar,                       None.
Vice President

Daniel Engstrom,
Assistant Vice President            None.

George Evans,
Vice                                President   An  officer   and/or   portfolio
                                    manager of certain Oppenheimer funds.

Edward Everett,
Assistant Vice President            None.

George Fahey,
Vice President                      None.

Scott Farrar,
Vice President                      Assistant  Treasurer of  Oppenheimer  Millennium
                                    Funds plc (since  October  1997);  an officer of
                                    other Oppenheimer  funds;  formerly an Assistant
                                    Vice President of OppenheimerFunds,  Inc./Mutual
                                    Fund Accounting  (April 1994 - May 1996),  and a
                                    Fund Controller for OppenheimerFunds, Inc.

Leslie A. Falconio,
Vice                                President   An  officer   and/or   portfolio
                                    manager of certain  Oppenheimer funds (since
                                    6/99).

Katherine P. Feld,
Vice                                President and Secretary  Vice  President and
                                    Secretary of the  Distributor;  Secretary of
                                    HarbourView  Asset  Management  Corporation,
                                    and Centennial Asset Management Corporation;
                                    Secretary,  Vice  President  and Director of
                                    Centennial   Capital    Corporation;    Vice
                                    President and Secretary of Oppenheimer  Real
                                    Asset Management, Inc.

Ronald H. Fielding,
Senior Vice President; Chairman:
Rochester Division                  An officer,  Director and/or  portfolio  manager
                                    of  certain  Oppenheimer  funds;   Presently  he
                                    holds the following  other  positions:  Director
                                    (since  1995) of ICI Mutual  Insurance  Company;
                                    Governor  (since  1994) of St.  John's  College;
                                    Director    (since    1994   -    present)    of
                                    International  Museum of  Photography  at George
                                    Eastman House.  Formerly,  he held the following
                                    positions:  formerly,  Chairman of the Board and
                                    Director of Rochester  Fund  Distributors,  Inc.
                                    ("RFD");  President  and  Director  of  Fielding
                                    Management Company, Inc. ("FMC");  President and
                                    Director of  Rochester  Capital  Advisors,  Inc.
                                    ("RCAI");  Managing Partner of Rochester Capital
                                    Advisors,   L.P.,   President  and  Director  of
                                    Rochester   Fund   Services,    Inc.    ("RFS");
                                    President  and Director of Rochester Tax Managed
                                    Fund,  Inc.;  Director (1993 - 1997) of VehiCare
                                    Corp.; Director (1993 - 1996) of VoiceMode.

David Foxhoven,
Assistant Vice President            Formerly Manager,  Banking Operations Department
                                    (July 1996 - November 1998).

Jennifer Foxson,
Vice President                      None.

Erin Gardiner,
Assistant Vice President            None.

Alan Gilston,
Vice President                      Formerly,  Vice  President  (1987  -  1997)  for
                                    Schroder Capital Management International.

Jill Glazerman,
Vice President                      None.

Robyn Goldstein-Liebler
Assistant Vice President            None.

Mikhail Goldverg
Assistant Vice President            None.


Jeremy Griffiths,
Executive Vice President,
Chief Financial Officer and         Chief  Financial  Officer and  Treasurer  (since
                                    March
Director                            1998) of  Oppenheimer  Acquisition  Corp.; a
                                    Member  and  Fellow  of  the   Institute  of
                                    Chartered    Accountants;    formerly,    an
                                    accountant for Arthur Young (London, U.K.).


Robert Grill,
Senior                              Vice  President  Formerly,   Marketing  Vice
                                    President  for Bankers Trust Company (1993 -
                                    1996);     Steering     Committee    Member,
                                    Subcommittee  Chairman for American  Savings
                                    Education Council (1995 - 1996).


Elaine T. Hamann,
Vice President                      Formerly,   Vice  President  (September  1989  -
                                    January 1997) of Bankers Trust Company.

Robert Haley
Assistant Vice President            Formerly,    Vice   President   of   Information
                                    Services  for  Bankers  Trust  Company  (January
                             1991 - November 1997).

Thomas B. Hayes,
Vice President                      None.

Barbara Hennigar,
Executive Vice President and
Chief Executive Officer of
OppenheimerFunds Services,
a division of the Manager           President and Director of Shareholder  Financial
                                    Services,  Inc.;  President and Chief  Executive
                                    Officer of Shareholder Services, Inc.

Dorothy Hirshman,                   None.
Assistant Vice President

Merryl Hoffman,
Vice President and                  None.
Senior Counsel

Scott T. Huebl,
Vice President                      None.

James Hyland,
Assistant Vice President            Formerly   Manager  of  Customer   Research  for
                                    Prudential  Investments  (February  1998  - July
                                    1999).

Richard Hymes,
Vice President                      None.

Kathleen T. Ives,
Vice President                      None.

Christopher Jacobs,
Assistant Vice President            None.

William Jaume,
Vice President                      None.

Frank Jennings,
Vice                                President   An  officer   and/or   portfolio
                                    manager of certain Oppenheimer funds.

Susan Katz,
Vice President                      None.

Thomas W. Keffer,
Senior Vice President               None.

Erica Klein,
Assistant Vice President            None.

Avram Kornberg,
Vice President                      None.

Jimmy Kourkoulakos,
Assistant Vice President.           None.

John Kowalik,
Senior                              Vice President An officer  and/or  portfolio
                                    manager   for   certain    OppenheimerFunds;
                                    formerly,   Managing   Director  and  Senior
                                    Portfolio   Manager  at  Prudential   Global
                                    Advisors (1989 - 1998).

Joseph Krist,
Assistant Vice President            None.

Michael Levine,
Vice President                      None.

Shanquan Li,
Vice President                      None.

Stephen F. Libera,
Vice President                      An officer and/or portfolio  manager for certain
                                    Oppenheimer   funds;   a   Chartered   Financial
                                    Analyst;  a Vice President of HarbourView  Asset
                                    Management  Corporation;  prior to  March  1996,
                                    the senior bond  portfolio  manager for Panorama
                                    Series  Fund  Inc.,   other   mutual  funds  and
                                    pension accounts  managed by G.R.  Phelps;  also
                                    responsible     for    managing    the    public
                                    fixed-income     securities     department    at
                                    Connecticut Mutual Life Insurance Co.

Mitchell J. Lindauer,
Vice President                      None.

Dan Loughran,
Assistant Vice President:
Rochester Division                  None.

David Mabry,
Vice President                      None.

Steve Macchia,
Vice President                      None.

Bridget Macaskill,
President, Chief Executive Officer
and Director                        Chief Executive  Officer (since September 1995);
                                    President  and  director  (since  June  1991) of
                                    HarbourView Asset Management Corporation;  and a
                                    director of Shareholder  Services,  Inc.  (since
                                    August   1994),   and   Shareholder    Financial
                                    Services,   Inc.  (September  1995);   President
                                    (since  September  1995) and a  director  (since
                                    October 1990) of Oppenheimer  Acquisition Corp.;
                                    President  (since September 1995) and a director
                                    (since    November    1989)    of    Oppenheimer
                                    Partnership  Holdings,  Inc., a holding  company
                                    subsidiary   of   OppenheimerFunds,    Inc.;   a
                                    director of Oppenheimer  Real Asset  Management,
                                    Inc.   (since  July  1996);   President   and  a
                                    director     (since     October     1997)     of
                                    OppenheimerFunds    International    Ltd.,    an
                                    offshore    fund    manager     subsidiary    of
                                    OppenheimerFunds,     Inc.    and    Oppenheimer
                                    Millennium   Funds  plc  (since  October  1997);
                                    President  and a director  of other  Oppenheimer
                                    funds;  a director of Hillsdown  Holdings plc (a
                                    U.K. food company);  formerly, an Executive Vice
                                    President of OFI.

Philip T. Masterson,
Vice                                President  Formerly an  Associate  at Davis,
                                    Graham, & Stubbs (January 1998 - July 1998);
                                    Associate; Myer, Swanson, Adams & Wolf, P.C.
                                    (May 1996 - June 1998).

Loretta McCarthy,
Executive Vice President            None.

Beth Michnowski,
Assistant                           Vice  President  Formerly  Senior  Marketing
                                    Manager  (May 1996 - June 1997) and Director
                                    of  Product  Marketing  (August  1992  - May
                                    1996) with Fidelity Investments.

Lisa Migan,
Assistant Vice President            None.


Andrew J. Mika
Senior                              Vice   President   Formerly  a  Second  Vice
                                    President  for  Guardian  Investments  (June
                                    1990 - October 1999).


Denis R. Molleur,
Vice President and
Senior Counsel                      None.

Nikolaos Monoyios,
Vice President                      A Vice  President  and/or  portfolio  manager of
                                    certain  Oppenheimer funds (since April 1998); a
                                    Certified  Financial Analyst;  formerly,  a Vice
                                    President  and  portfolio  manager for  Guardian
                                    Investor Services,  the management subsidiary of
                                    The  Guardian  Life  Insurance   Company  (since
                                    1979).

Linda Moore,
Vice President                      Formerly,    Marketing    Manager   (July   1995
                                    -November  1996) for Chase  Investment  Services
                                    Corp.

Kenneth Nadler,
Vice President                      None.

David Negri,
Senior Vice President An officer and/or portfolio manager of certain Oppenheimer funds.

Barbara Niederbrach,
Assistant Vice President            None.

Robert A. Nowaczyk,
Vice President                      None.

Ray Olson,
Assistant Vice President            None.

Richard M. O'Shaugnessy,
Assistant Vice President:
Rochester Division                  None.

Gina M. Palmieri,
Vice                                President   An  officer   and/or   portfolio
                                    manager of certain  Oppenheimer funds (since
                                    6/99).

Robert E. Patterson,
Senior Vice President An officer and/or portfolio manager of certain Oppenheimer funds.

James Phillips
Assistant Vice President            None.

Stephen Puckett,
Vice President                      None.

Jane Putnam,
Vice                                President   An  officer   and/or   portfolio
                                    manager of certain Oppenheimer funds.

Michael Quinn,
Assistant                           Vice  President  Formerly,   Assistant  Vice
                                    President (April 1995 - January 1998) of Van
                                    Kampen American Capital.

Julie Radtke,
Vice President                      Formerly  Assistant  Vice President and Business
                                    Analyst for  Pershing,  Jersey City (August 1997
                                    -November  1997);  Senior  Business  Consultant,
                                    American  International  Group  (January  1996 -
                                    July 1997).

Russell Read,
Senior Vice President               Vice   President  of   Oppenheimer   Real  Asset
                                    Management, Inc. (since March 1995).

Thomas Reedy,
Vice                                President   An  officer   and/or   portfolio
                                    manager   of  certain   Oppenheimer   funds;
                                    formerly,   a  Securities  Analyst  for  the
                                    Manager.

John Reinhardt,
Vice President: Rochester Division  None

Ruxandra Risko,
Vice President                      None.

Michael S. Rosen,
Vice                                President   An  officer   and/or   portfolio
                                    manager of certain Oppenheimer funds.

Richard H. Rubinstein,
Senior Vice President An officer and/or portfolio manager of certain Oppenheimer funds.

Lawrence Rudnick,
Assistant Vice President            None.

James Ruff,
Executive Vice President & Director None.


Andrew Ruotolo
Executive Vice President            Formerly Chief Operations Officer for American
                                    International Group (since 1997).


Rohit Sah,
Assistant Vice President            None.

Valerie Sanders,
Vice President                      None.

Jeff Schneider,
Vice President                      Director, Personal Decisions International.

Ellen Schoenfeld,
Assistant Vice President            None.

David Schultz,
Senior Vice President
and Chief Executive Officer         Senior  Managing   Director,   President  (since
                                    April  1999)  and  Chief  Executive  Officer  of
                                    HarbourView Asset Management  Corporation (since
                                    June 1999).

Stephanie Seminara,
Vice President                      None.

Martha Shapiro,
Assistant Vice President            None.

Michelle Simone,
Assistant Vice President            None.


Christian D. Smith
Senior                              Vice  President   Formerly  Co-head  of  the
                                    Municipal    Portfolio    Management   Team,
                                    Portfolio   Manager  for  Prudential  Global
                                    Asset  Management  (January 1990 - September
                                    1999).


Connie Song,
Assistant Vice President            None.

Richard Soper,
Vice President                      None.

Keith Spencer                       Equity trader.
Vice President


Cathleen Stahl,
Vice President                      Assistant  Vice  President  & Manager of Women &
                                Investing Program
Richard A. Stein,
Vice President: Rochester Division  Assistant   Vice   President   (since  1995)  of
                                    Rochester Capitol Advisors, L.P.

Arthur Steinmetz,
Senior Vice President An officer and/or portfolio manager of certain Oppenheimer funds.

John Stoma,
Senior Vice President               None.

Michael C. Strathearn,
Vice                                President   An  officer   and/or   portfolio
                                    manager  of  certain  Oppenheimer  funds;  a
                                    Chartered    Financial   Analyst;   a   Vice
                                    President of  HarbourView  Asset  Management
                                    Corporation.

Wayne Strauss,
Assistant Vice President: Rochester
Division                            Formerly Senior Editor,  West Publishing Company
                                    (January 1997 - March 1997).

James C. Swain,
Vice                                Chairman  of the  Board  Chairman,  CEO  and
                                    Trustee, Director or Managing Partner of the
                                    Denver-based  Oppenheimer  Funds;  formerly,
                                    President and Director of  Centennial  Asset
                                    Management Corporation and Chairman of the Board of Shareholder Services, Inc.

Susan Switzer,
Assistant Vice President            None.

Anthony A. Tanner,
Vice President:  Rochester Division None.

Jay Tracey,
Vice                                President   An  officer   and/or   portfolio
                                    manager of certain Oppenheimer funds.

James Turner,
Assistant Vice President            None.

Angela Uttaro,
Assistant Vice President            None.

Maureen VanNorstrand,
Assistant Vice President            None.

Annette Von Brandis,
Assistant Vice President            None.

Teresa Ward,
Assistant Vice President            None.

Jerry Webman,
Senior Vice President               Director  of  New  York-based  tax-exempt  fixed
                                    income Oppenheimer funds.

Christine Wells,
Vice President                      None.

Joseph Welsh,
Assistant Vice President            None.

Kenneth B. White,
Vice                                President   An  officer   and/or   portfolio
                                    manager  of  certain  Oppenheimer  funds;  a
                                    Chartered Financial Analyst;  Vice President
                                    of HarbourView Asset Management Corporation.
William L. Wilby,
Senior                              Vice President An officer  and/or  portfolio
                                    manager of certain  Oppenheimer  funds; Vice
                                    President of  HarbourView  Asset  Management
                                    Corporation.

Donna Winn,                         Senior Vice President/Distribution Marketing.
Senior Vice President


Brian W. Wixted,  Formerly  Principal and Chief Operating  Officer,  Senior Vice
President and Bankers Trust  Company - Mutual Fund Services  Treasurer  Division
(March 1995 - March 1999);  Vice  President  and Chief  Financial  Officer of CS
First Boston Investment Management Corp. (September 1991 - March 1995); and Vice
President and Accounting Manager,  Merrill Lynch Asset Management (November 1987
- September 1991).


Carol Wolf,
Vice President                      An officer and/or  portfolio  manager of certain
                                    Oppenheimer  funds; Vice President of Centennial
                                    Asset  Management  Corporation;  Vice President,
                                    Finance  and   Accounting;   Point  of  Contact:
                                    Finance  Supporters  of Children;  Member of the
                                    Oncology   Advisory   Board  of  the   Childrens
                                    Hospital.

Caleb Wong,
Vice                                President   An  officer   and/or   portfolio
                                    manager of certain  Oppenheimer funds (since
                                    6/99) .

Robert G. Zack,
Senior Vice President and
Assistant Secretary, Associate
General Counsel                     Assistant  Secretary  of  Shareholder  Services,
                                    Inc.  (since  May 1985),  Shareholder  Financial
                                    Services,    Inc.    (since    November   1989),
                                    OppenheimerFunds   International   Ltd.   (since
                                    1998),  Oppenheimer  Millennium Funds plc (since
                                    October 1997);  an officer of other  Oppenheimer
                                    funds.

Jill Zachman,
Assistant Vice President:
Rochester Division                  None.

Arthur J. Zimmer,
Senior Vice President An officer and/or portfolio manager of certain Oppenheimer funds; Vice
                                    President  of  Centennial  Asset  Management
                                    Corporation.

The Oppenheimer Funds include the New York-based Oppenheimer Funds, the Denver-based Oppenheimer Funds and the Oppenheimer Quest /Rochester Funds, as set forth below:

New York-based Oppenheimer Funds


Oppenheimer California Municipal Fund
Oppenheimer Capital Appreciation Fund
Oppenheimer Capital Preservation Fund

Oppenheimer Developing Markets Fund
Oppenheimer Discovery Fund
Oppenheimer Enterprise Fund
Oppenheimer Europe Fund
Oppenheimer Global Fund
Oppenheimer Global Growth & Income Fund
Oppenheimer Gold & Special Minerals Fund
Oppenheimer  Growth  Fund
Oppenheimer  International  Growth  Fund
Oppenheimer International  Small Company Fund
Oppenheimer  Large Cap Growth Fund
Oppenheimer Money Market  Fund,  Inc.
Oppenheimer  Multi-Sector  Income  Trust
Oppenheimer Multi-State  Municipal Trust
Oppenheimer  Multiple  Strategies Fund
Oppenheimer Municipal Bond Fund
Oppenheimer New York Municipal Fund
Oppenheimer Series Fund, Inc.
Oppenheimer  Trinity Core Fund
Oppenheimer Trinity Growth Fund
Oppenheimer Trinity Value Fund
Oppenheimer U.S. Government Trust
Oppenheimer World Bond Fund

Quest/Rochester Funds

Limited Term New York Municipal Fund
Oppenheimer Convertible Securities Fund
Oppenheimer MidCap Fund
Oppenheimer Quest Capital Value Fund, Inc.
Oppenheimer Quest For Value Funds
Oppenheimer Quest Global Value Fund, Inc.
Oppenheimer Quest Value Fund, Inc.
Rochester Fund Municipals

Denver-based Oppenheimer Funds

Centennial America Fund, L.P.
Centennial California Tax Exempt Trust
                            Centennial Government Trust

Centennial  Money Market Trust
Centennial New York Tax Exempt Trust
Centennial Tax Exempt Trust
Oppenheimer  Cash Reserves
Oppenheimer  Champion  Income Fund
Oppenheimer   Capital  Income  Fund
Oppenheimer  High  Yield  Fund
Oppenheimer Integrity Funds
Oppenheimer  International  Bond Fund
Oppenheimer  Limited-Term Government Fund
Oppenheimer  Main Street Small Cap Fund
Oppenheimer Main Street Funds, Inc.
Oppenheimer  Municipal Fund
Oppenheimer Real Asset Fund
Oppenheimer Senior Floating Rate Fund
Oppenheimer  Strategic  Income Fund
Oppenheimer  Total Return Fund, Inc.
Oppenheimer Variable Account Funds
Panorama Series Fund, Inc.


The address of OppenheimerFunds, Inc., the New York-based Oppenheimer Funds, the Quest Funds, OppenheimerFunds Distributor, Inc., HarbourView Asset Management Corp., Oppenheimer Partnership Holdings, Inc., and Oppenheimer Acquisition Corp. is Two World Trade Center, New York, New York 10048-0203.

The address of the Denver-based Oppenheimer Funds, Shareholder Financial Services, Inc., Shareholder Services, Inc., OppenheimerFunds Services,
Centennial Asset Management Corporation, Centennial Capital Corp., and Oppenheimer Real Asset Management, Inc. is 6803 South Tucson Way, Englewood, Colorado 80112.

The address of the Rochester-based funds is 350 Linden Oaks, Rochester, New York 14625-2807.

Item 27.  Principal Underwriter

(a) OppenheimerFunds Distributor, Inc. is the Distributor of the Registrant's shares. It is also the Distributor of each of the other registered open-end investment companies for which OppenheimerFunds, Inc. is the investment adviser, as described in Part A and B of this Registration Statement and listed in Item 26(b) above (except Oppenheimer Multi-Sector Income Trust and Panorama Series Fund, Inc.)
and for MassMutual Institutional Funds.

(b) The directors and officers of the Registrant's principal underwriter are:

Name & Principal             Positions & Offices         Positions & Offices
Business Address             with Underwriter            with Registrant

Jason Bach                   Vice President              None
31 Racquel Drive
Marietta, GA 30064

Peter Beebe                  Vice President              None
876 Foxdale Avenue
Winnetka, IL  60093

Douglas S. Blankenship       Vice President              None
17011 Woodbank
Spring, TX  77379


Peter W. Brennan             Vice President              None
8826 Amberton Lane
Charlotte, NC 28226

Kevin Brosmith               Vice President              None
856 West Fullerton
Chicago, IL 60614


Susan Burton(2)              Vice President              None

Erin Cawley(2)               Assistant Vice President    None

Robert Coli                  Vice President              None
12 White Tail Lane
Bedminster, NJ 07921


William Coughlin             Vice President              None
1730 N. Clark Street
#3203
Chicago, IL 60614


Mary Crooks(1)

Daniel Deckman               Vice President              None
12252 Rockledge Circle
Boca Raton, FL 33428

Christopher DeSimone         Vice President              None
5105 Aldrich Avenue South
Minneapolis, MN 55419

Joseph DiMauro               Vice President              None
244 McKinley Avenue
Grosse Pointe Farms, MI 48236

Rhonda Dixon-Gunner(1)       Assistant Vice President    None


Andrew John Donohue(2)       Executive Vice              Secretary of the
                             President, Director         Oppenheimer funds.
                             and General Counsel


John Donovan                 Vice President              None
868 Washington Road
Woodbury, CT  06798

Kenneth Dorris               Vice President              None
4104 Harlanwood Drive
Fort Worth, TX 76109


G. Patrick Dougherty, Jr.    Vice President              None
780 Watchung Road
Bound Brook, NJ 08805


Eric Edstrom(2)              Vice President              None

Wendy H. Ehrlich             Vice President              None
4 Craig Street
Jericho, NY 11753

Kent Elwell                  Vice President              None
35 Crown Terrace
Yardley, PA  19067

George Fahey                 Vice President              None
141 Breon Lane
Elkton, MD 21921

Eric Fallon                  Vice President              None
10 Worth Circle
Newton, MA  02158

Katherine P. Feld(2)         Vice President              None
& Secretary                  & Senior Counsel

Mark Ferro                   Vice President              None
43 Market Street
Breezy Point, NY 11697

Ronald H. Fielding(3)        Vice President              None

John ("J") Fortuna(2)        Vice President              None

Ronald R. Foster             Senior Vice President       None
11339 Avant Lane
Cincinnati, OH 45249


Patricia Gadecki-Wells       Vice President              None
4734 Highland Place Center
Lakeland, FL 33813

Luiggino Galleto             Vice President              None
10302 Reisling Court

Charlotte, NC 28277

Michelle Gans                Vice President              None
8327 Kimball Drive
Eden Prairie, MN 55347


L. Daniel Garrity            Vice President              None
27 Covington Road
Avondale, GA 30002

Lucio Giliberti              Vice President              None
78 Metro Vista Drive
Hawthorne, NJ 07506


Ralph Grant(2)               Vice President/National     None
                             Sales Manager


Jeremy Griffiths             Director                    None


Michael Guman                Vice President              None
3913 Pleasent Avenue
Allentown, PA 18103


Linda Harding                Vice President/FID          None
6229 Love Drive
#413
Irving, TX 75039

Webb Heidinger               Vice President              None
138 Gates Street
Portsmouth, NH 03801

Phillip Hemery               Vice President              None
184 Park Avenue
Rochester, NY 14607

Tammy Hospodar               Vice President              None
30864 Paloma Court
Westlake Village, CA 91362


Edward Hrybenko (2)          Vice President              None

Richard L. Hymes (2)         Vice President              None

Byron Ingram(1)              Assistant Vice President    None

Kathleen T. Ives(1)          Vice President              None


Lynn Jensen                  Vice President              None
5120 Patterson Street
Long Beach, CA 90815


Eric K. Johnson              Vice President              None
3665 Clay Street
San Francisco, CA 94118

Mark D. Johnson              Vice President              None
409 Sundowner Ridge Court
Wildwood, MO  63011

Elyse Jurman                 Vice President              None
1194 Hillsboro Mile, #51
Hillsboro Beach, FL  33062

Michael Keogh(2)             Vice President              None

Brian Kelly                  Vice President              None
60 Larkspur Road
Fairfield, CT  06430

Richard Klein                Vice President              None
4820 Fremont Avenue So.
Minneapolis, MN 55409


Brent Krantz                 Vice President              None
2609 SW 149th Place
Seattle, WA 98166


Oren Lane                    Vice President              None
5286 Timber Bend Drive
Brighton, MI  48116


Todd Lawson                  Vice President              None
10687 East Ida Avenue
Englewood, CO 80111


Dawn Lind                    Vice President              None
7 Maize Court
Melville, NY 11747

James Loehle                 Vice President              None
30 Wesley Hill Lane
Warwick, NY 10990

Steve Manns                  Vice President              None
1941 W. Wolfram Street
Chicago, IL  60657


Todd Marion                  Vice President              None
3 St. Marks Place
Cold Spring Harbor, NY 11724


LuAnn Mascia(2)              Assistant Vice President    None

Marie Masters                Vice President              None
8384 Glen Eagle Drive
Manlius, NY  13104

Theresa-Marie Maynier        Vice President              None
2421 Charlotte Drive
Charlotte, NC  28203


Anthony Mazzariello          Vice President              None
704 Beaver Road
Leetsdale, PA 15056


John McDonough               Vice President              None
3812 Leland Street
Chevy Chase, MD  20815


Kent McGowan                 Vice President              None
18424 12th Avenue West
Lynnwood, WA 98037


Tanya Mrva(2)                Assistant Vice President    None

Laura Mulhall(2)             Senior Vice President       None

Charles Murray               Vice President              None
18 Spring Lake Drive
Far Hills, NJ 07931

Wendy Murray                 Vice President              None
32 Carolin Road
Upper Montclair, NJ 07043


Denise-Marie Nakamura        Vice President              None
4111 Colony Plaza
Newport, CA 92660

John Nesnay                  Vice President              None
3410 East County Line
#17
Highlands Ranch, CO 80126


Chad V. Noel                 Vice President              None
                               2408 Eagleridge Drive
Henderson, NV  89014

Joseph Norton                Vice President              None
2518 Fillmore Street
San Francisco, CA  94115

Kevin Parchinski             Vice President              None
8409 West 116th Terrace
Overland Park, KS 66210

Gayle Pereira                Vice President              None
2707 Via Arboleda
San Clemente, CA 92672

Charles K. Pettit            Vice President              None
22 Fall Meadow Drive
Pittsford, NY  14534

Bill Presutti                Vice President              None
130 E. 63rd Street, #10E
New York, NY  10021

Steve Puckett                Vice President              None
5297 Soledad Mountain Road
San Diego, CA  92109

Elaine Puleo(2)              Senior Vice President       None

Christopher L. Quinson (2)   Vice President/             None
                                               Variable Annuities

Minnie Ra                    Vice President              None
                              100 Delores Street, #203
Carmel, CA 93923

Dustin Raring                Vice President              None
378 Elm Street
Denver, CO 80220

Michael Raso                 Vice President              None
16 N. Chatsworth Ave.
Apt. 301
Larchmont, NY  10538


Sean Reardon                 Vice President              None
10915 NE 123rd Place
#B207
Kirkland, WA 98034

John C. Reinhardt(3)         Vice President              None

Douglas Rentschler           Vice President              None
677 Middlesex Road
Grosse Pointe Park, MI 48230

Ruxandra Risko(2)            Vice President              None

Michael S. Rosen(2)          Vice President              None

Kenneth Rosenson             Vice President              None
3505 Malibu Country Drive
Malibu, CA 90265


James Ruff(2)                President & Director        None


Alfredo Scalzo               Vice President              None
19401 Via Del Mar, #303
Tampa, FL  33647

Timothy Schoeffler           Vice President              None
1717 Fox Hall Road
Washington, DC  77479

Michael Sciortino            Vice President              None
785 Beau Chene Drive
Mandeville, LA  70471

Eric Sharp                   Vice President              None
862 McNeill Circle
Woodland, CA  95695
Michelle Simone(2)           Assistant Vice President    None

Stuart Speckman(2)           Vice President              None

Timothy J. Stegner           Vice President              None
794 Jackson Street
Denver, CO 80206


Marlo Stil                   Vice President              None
8579 Prestwick Drive
La Jolla, CA 92037


Peter Sullivan               Vice President              None
21445 S. E 35th Street
Issaquah, WA  98029


David Sturgis                Vice President              None
81 Surrey Lane
Boxford, MA 01921


Scott Such(1)                Senior Vice President       None

Brian Summe                  Vice President              None
239 N. Colony Drive
Edgewood, KY 41017

George Sweeney               Vice President              None
5 Smokehouse Lane
Hummelstown, PA  17036

Andrew Sweeny                Vice President              None
5967 Bayberry Drive
Cincinnati, OH 45242

Scott McGregor Tatum         Vice President              None
704 Inwood
Southlake, TX  76092


David G. Thomas              Vice President              None
2200 North Wilson Blvd.
Suite 102-176
Arlington, VA 22201

Sarah Turpin                 Vice President              None
3517 Milton Avenue
Dallas, TX 75205


Mark Vandehey(1)             Vice President              None

Brian Villec (2)             Vice President              None
Andrea Walsh(1)              Vice President              None

Suzanne Walters(1)           Assistant Vice President    None


James Wiaduck                Vice President              None
935 Wood Run Court
South Lyon, MI 48178

Michael Weigner              Vice President              None
5722 Harborside Drive
Tampa, FL 33615


Donn Weise                   Vice President              None
3249 Earlmar Drive
Los Angeles, CA  90064

Marjorie Williams            Vice President              None
6930 East Ranch Road
Cave Creek, AZ  85331

Brian W. Wixted (1)          Vice President              Vice President and
                             and Treasurer               Treasurer of the
                                                         Oppenheimer funds.

(1)   6803 South Tucson Way, Englewood, CO  80112
(2)   Two World Trade Center, New York, NY  10048
(3)   350 Linden Oaks, Rochester, NY  14623

      (c)  Not applicable.

                                     SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and/or the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the County of Arapahoe and State of Colorado on the 24th day of November, 1999.


                                                  OPPENHEIMER CASH RESERVES


                                          By:  /s/ James C.
Swain                         *
                                              James C. Swain, Chairman

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures                          Title                   Date


/s/ James C. Swain*                 Chairman of the         November 24, 1999
-------------------------------------                         Board of Trustees
James C. Swain                      Principal Executive

                               Officer and Trustee


/s/ George C. Bowen*                Trustee                 November 24, 1999

-------------------------------------
George C. Bowen


/s/ Bridget A. Macaskill*           President and           November 24, 1999
-------------------------------------                       Trustee
Bridget A. Macaskill

/s/ William L. Armstrong*           Trustee                 November 24, 1999

-------------------------------------
William L. Armstrong


/s/ Robert G. Avis*                 Trustee                 November 24, 1999

-------------------------------------
Robert G. Avis


/s/ William A. Baker*               Trustee                 November 24, 1999

-------------------------------------
William A. Baker


/s/ Jon S. Fossel                   Trustee                 November 24, 1999

-------------------------------------
Jon S. Fossel


/s/ Sam Freedman*                   Trustee                 November 24, 1999

-------------------------------------
Sam Freedman


/s/ Raymond J. Kalinowski*          Trustee                 November 24, 1999

-------------------------------------
Raymond J. Kalinowski


/s/ C. Howard Kast*                 Trustee                 November 24, 1999

-------------------------------------
C. Howard Kast


/s/ Robert M. Kirchner*             Trustee                 November 24, 1999

-------------------------------------
Robert M. Kirchner


/s/ Ned M. Steel*                   Trustee                 November 24, 1999

-------------------------------------
Ned M. Steel


/s/ Brian W. Wixted*                Treasurer               November 24, 1999

-------------------------------------
Brian W. Wixted

*By:  /s/ Robert G. Zack
---------------------------------------------
Robert G. Zack, Attorney-in-Fact

                             OPPENHEIMER CASH RESERVES


                                   EXHIBIT INDEX





Exhibit No.             Description


23(i)                   Opinion and Consent of Counsel

23(j)                   Independent Auditors' Consent